UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-3857



                         American Funds Insurance Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                             San Francisco, CA 94105
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]


AMERICAN FUNDS INSURANCE SERIES
GLOBAL DISCOVERY FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 76.18%                                                                                  Shares            (000)

SOFTWARE & SERVICES -- 9.65%
First Data Corp.                                                                                         32,210           $1,401
NHN Corp.                                                                                                14,660            1,227
Yahoo! Inc.(1)                                                                                           23,200              787
Microsoft Corp.                                                                                          21,500              594
Automatic Data Processing, Inc.                                                                          11,300              467
Intuit Inc.(1)                                                                                           10,000              454
Paychex, Inc.                                                                                            13,200              398
Compuware Corp.(1)                                                                                       43,000              221
Oracle Corp.(1)                                                                                           7,500               85
                                                                                                                           5,634

BANKS -- 8.96%
Wells Fargo & Co.                                                                                        16,750              999
Freddie Mac                                                                                               8,500              555
HDFC Bank Ltd.                                                                                           56,000              491
Societe Generale                                                                                          5,000              443
Royal Bank of Scotland Group PLC                                                                         12,900              373
DEPFA BANK PLC                                                                                           27,000              368
ABN AMRO Holding NV                                                                                      15,827              360
Mizuho Financial Group, Inc.                                                                                 75              282
Chinatrust Financial Holding Co. Ltd.                                                                   254,304              274
City National Corp.                                                                                       4,200              273
Hong Leong Bank Bhd.                                                                                    200,000              271
Malayan Banking Bhd.                                                                                     76,500              221
HSBC Holdings PLC (United Kingdom)                                                                       13,896              221
Fannie Mae                                                                                                1,550               98
                                                                                                                           5,229

TELECOMMUNICATION SERVICES -- 8.95%
Royal KPN NV                                                                                            140,900            1,056
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                               1,574,000              714
Telephone and Data Systems, Inc.                                                                          6,500              547
Telefonica, SA                                                                                           35,000              524
France Telecom, SA                                                                                       19,500              486
China Unicom Ltd.                                                                                       526,000              412
KDDI Corp.                                                                                                   81              394
MobileOne Ltd                                                                                           400,000              373
Telekom Austria AG                                                                                       17,143              240
CenturyTel, Inc.                                                                                          7,000              240
Vodafone Group PLC                                                                                       82,000              196
Telecom Italia SpA, nonvoting                                                                            18,300               42
                                                                                                                           5,224

RETAILING -- 7.25%
IAC/InterActiveCorp(1)                                                                                   46,200           $1,017
Lowe's Companies, Inc.                                                                                   15,300              832
eBay Inc.(1)                                                                                              7,000              644
Target Corp.                                                                                             11,500              520
Dollar General Corp.                                                                                     20,000              403
Gap, Inc.                                                                                                17,000              318
Ross Stores, Inc.                                                                                        11,000              258
Kohl's Corp.(1)                                                                                           5,000              241
                                                                                                                           4,233

TECHNOLOGY HARDWARE & EQUIPMENT -- 5.25%
Cisco Systems, Inc.(1)                                                                                   52,600              952
QUALCOMM Inc.                                                                                            11,200              437
Hewlett-Packard Co.                                                                                      17,000              319
Symbol Technologies, Inc.                                                                                25,000              316
Murata Manufacturing Co., Ltd.                                                                            5,800              280
EMC Corp.(1)                                                                                             20,000              231
Quanta Computer Inc. (GDR)(2)                                                                            25,309              219
International Business Machines Corp.                                                                     2,000              171
CIENA Corp.(1)                                                                                           70,000              139
                                                                                                                           3,064

MEDIA -- 4.91%
Time Warner Inc.(1)                                                                                      57,500              928
Liberty Media Corp., Class A(1)                                                                          87,000              759
Reader's Digest Assn., Inc., Class A                                                                     40,500              591
Comcast Corp., Class A, special nonvoting stock(1)                                                       14,900              416
Liberty Media International, Inc., Class A(1)                                                             3,131              104
Clear Channel Communications, Inc.                                                                        2,125               66
                                                                                                                           2,864

COMMERCIAL SERVICES & SUPPLIES -- 4.16%
Rentokil Initial PLC                                                                                    275,000              750
Robert Half International Inc.                                                                           18,000              464
United Stationers Inc.(1)                                                                                10,000              434
Adecco SA                                                                                                 8,000              398
ServiceMaster Co.                                                                                        30,000              386
                                                                                                                           2,432

HEALTH CARE EQUIPMENT & SERVICES -- 4.16%
Express Scripts, Inc.(1)                                                                                 11,000              719
HCA Inc.                                                                                                 15,500              591
Aetna Inc.                                                                                                4,900              490
Caremark Rx, Inc.(1)                                                                                     15,000              481
Service Corp. International(1)                                                                           23,600              146
                                                                                                                           2,427

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.35%
Texas Instruments Inc.                                                                                   25,000              532
Applied Materials, Inc.(1)                                                                               29,000              478
Rohm Co., Ltd.                                                                                            3,100              313
Maxim Integrated Products, Inc.                                                                           4,000              169
Taiwan Semiconductor Manufacturing Co. Ltd.                                                             129,374              165
Xilinx, Inc.                                                                                              6,000              162
Altera Corp.(1)                                                                                           7,000              137
                                                                                                                           1,956

FOOD & STAPLES RETAILING -- 2.68%
Wal-Mart de Mexico, SA de CV, Series V                                                                  169,300        $     575
Walgreen Co.                                                                                             11,500              412
Costco Wholesale Corp.                                                                                    8,000              333
Performance Food Group Co.(1)                                                                            10,400              246
                                                                                                                           1,566

INSURANCE -- 2.47%
American International Group, Inc.                                                                       16,375            1,113
Mitsui Sumitomo Insurance Co., Ltd.                                                                      40,000              331
                                                                                                                           1,444

TRANSPORTATION -- 1.96%
SIRVA, Inc.(1)                                                                                           18,000              412
Singapore Post Private Ltd.                                                                             745,000              354
Yamato Transport Co., Ltd.                                                                               12,000              166
Southwest Airlines Co.                                                                                    8,800              120
Ryanair Holdings PLC (ADR)(1)                                                                             3,100               90
                                                                                                                           1,142

HOTELS, RESTAURANTS & LEISURE -- 1.38%
Carnival Corp., units                                                                                    10,000              473
Outback Steakhouse, Inc.                                                                                  8,000              332
                                                                                                                             805

ENERGY -- 1.36%
Schlumberger Ltd.                                                                                         6,000              404
Baker Hughes Inc.                                                                                         9,000              393
                                                                                                                             797

DIVERSIFIED FINANCIALS -- 1.23%
Capital One Financial Corp.                                                                               7,000              517
J.P. Morgan Chase & Co.                                                                                   5,000              199
                                                                                                                             716

CAPITAL GOODS -- 0.85%
Hagemeyer NV(1)                                                                                         267,000              498

UTILITIES -- 0.83%
Hong Kong and China Gas Co. Ltd.                                                                        150,000              280
Scottish Power PLC                                                                                       23,500              180
AES Corp.(1)                                                                                              2,300               23
                                                                                                                             483

CONSUMER DURABLES & APPAREL -- 0.81%
Garmin Ltd.                                                                                              11,000              476

MATERIALS -- 0.71%
Nitto Denko Corp.                                                                                         9,000              415

HOUSEHOLD & PERSONAL PRODUCTS -- 0.58%
Oriflame Cosmetics SA(1)                                                                                 15,000              339

MISCELLANEOUS -- 4.68%
Other common stocks in initial period of acquisition                                                                       2,734


TOTAL COMMON STOCKS (cost: $41,774,000)                                                                                   44,478

                                                                   (unaudited)

                                                                                                      Shares or     Market value
CONVERTIBLE SECURITIES -- 2.06%                                                                principal amount            (000)

TECHNOLOGY HARDWARE & EQUIPMENT -- 0.93%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                     $500,000      $       544

BANKS -- 0.85%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                                     27,000,000              495

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.28%
Agere Systems Inc. 6.50% convertible notes 2009                                                        $160,000              161


TOTAL CONVERTIBLE SECURITIES (cost: $938,000)                                                                              1,200


                                                                                               Principal amount
SHORT-TERM SECURITIES -- 20.36%                                                                           (000)

U.S. Treasury Bills 1.318%-1.39% due 10/14-10/21/2004                                                    $2,100            2,098
Pepsico Inc. 1.73% due 10/28/2004(2)                                                                      1,400            1,398
Three Pillars Funding, LLC 1.68% due 10/12/2004(2)                                                        1,300            1,299
CAFCO, LLC 1.53% due 10/1/2004(2)                                                                         1,000            1,000
Abbott Laboratories Inc. 1.61% due 10/21/2004(2)                                                          1,000              999
Anheuser-Busch Cos. Inc. 1.48% due 10/1/2004(2)                                                             800              800
DuPont (E.I.) de Nemours & Co. 1.74% due 11/17/2004                                                         800              798
International Bank for Reconstruction and Development 1.75% due 12/2/2004                                   800              798
Coca-Cola Co. 1.52% due 10/4/2004                                                                           700              700
Gannett Co. 1.75% due 11/16/2004(2)                                                                         600              599
Netjets Inc. 1.52% due 10/6/2004(2)                                                                         500              500
Hershey Foods Corp. 1.65% due 10/15/2004(2),(3)                                                             500              500
AIG Funding, Inc. 1.48% due 10/4/2004                                                                       400              400


TOTAL SHORT-TERM SECURITIES (cost: $11,889,000)                                                                           11,889


TOTAL INVESTMENT SECURITIES (cost: $54,601,000)                                                                           57,567
Other assets less liabilities                                                                                                817

NET ASSETS                                                                                                               $58,384


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $7,314,000, which represented 12.53% of the net assets of the fund.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                  $  5,354
Gross unrealized depreciation on investment securities                                                                    (2,425)
Net unrealized appreciation on investment securities                                                                       2,929
Cost of investment securities for federal income tax purposes                                                             54,654


GLOBAL GROWTH FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 81.86%                                                                                  Shares            (000)

CONSUMER DISCRETIONARY -- 14.78%
Time Warner Inc.(1)                                                                                   1,717,000        $  27,712
News Corp. Ltd., preferred                                                                            1,245,146            9,849
News Corp. Ltd., preferred (ADR)                                                                        248,300            7,779
News Corp. Ltd.                                                                                         855,015            7,093
Toyota Motor Corp.                                                                                      485,000           18,620
Cie. Financiere Richemont AG, units, Class A                                                            478,000           13,255
Target Corp.                                                                                            260,000           11,765
Michaels Stores, Inc.                                                                                   195,000           11,546
Lowe's Companies, Inc.                                                                                  190,000           10,327
Starbucks Corp.(1)                                                                                      220,000           10,001
Carnival Corp., units                                                                                   208,000            9,836
eBay Inc.(1)                                                                                            104,800            9,635
Grupo Televisa, SA, ordinary participation certificates (ADR)                                           165,000            8,700
Honda Motor Co., Ltd.                                                                                   175,000            8,502
Limited Brands, Inc.                                                                                    370,000            8,247
Clear Channel Communications, Inc.                                                                      230,000            7,169
Comcast Corp., Class A(1)                                                                               225,000            6,354
IAC/InterActiveCorp(1)                                                                                  260,000            5,725
Dixons Group PLC                                                                                      1,691,929            5,234
Suzuki Motor Corp.                                                                                      313,000            5,134
Renault SA                                                                                               60,450            4,946
Bayerische Motoren Werke AG                                                                             120,000            4,936
Mediaset SpA                                                                                            375,000            4,259
Kingfisher PLC                                                                                          750,000            4,188
Hyundai Motor Co.                                                                                        76,000            3,506
Fox Entertainment Group, Inc., Class A(1)                                                               125,000            3,468
FAST RETAILING CO., LTD.                                                                                 40,000            2,726
Kesa Electricals PLC                                                                                    517,568            2,654
Viacom Inc., Class B, nonvoting                                                                          75,000            2,517
Cox Communications, Inc., Class A(1)                                                                     70,000            2,319
Univision Communications Inc., Class A(1)                                                                70,000            2,213
Reuters Group PLC                                                                                       320,000            1,806
Koninklijke Philips Electronics NV                                                                       70,000            1,604
Thomson Corp.                                                                                            40,000            1,393
SET Satellite (Singapore) Pte. Ltd.(1),(2),(3)                                                          155,973              463
SET India Ltd.(1),(2),(3)                                                                                 6,400              239
Liberty Media Corp., Class A(1)                                                                          25,000              218
KirchMedia GmbH & Co. KGaA, nonvoting(1),(2),(3)                                                         42,000                0
                                                                                                                         245,938

INFORMATION TECHNOLOGY -- 12.26%
Microsoft Corp.                                                                                         572,000        $  15,816
Murata Manufacturing Co., Ltd.                                                                          312,000           15,044
Texas Instruments Inc.                                                                                  703,500           14,970
Taiwan Semiconductor Manufacturing Co. Ltd.                                                          10,908,463           13,904
Xilinx, Inc.                                                                                            440,000           11,880
Rohm Co., Ltd.                                                                                          115,000           11,592
Applied Materials, Inc.(1)                                                                              700,000           11,543
Samsung Electronics Co., Ltd.                                                                            27,910           11,106
Fujitsu Ltd.                                                                                          1,540,000            8,924
QUALCOMM Inc.                                                                                           220,000            8,589
Semiconductor Manufacturing International Corp (ADR)(1)                                                 665,200            6,572
Semiconductor Manufacturing International Corp.(1)                                                    4,700,000              934
ASML Holding NV (New York registered)(1)                                                                440,000            5,663
ASML Holding NV(1)                                                                                      125,000            1,609
Venture Corp. Ltd.                                                                                      680,000            6,666
Samsung Electro-Mechanics Co., Ltd.(1)                                                                  238,000            6,100
Altera Corp.(1)                                                                                         300,000            5,871
Freescale Semiconductor, Inc., Class A(1)                                                               380,000            5,434
Compuware Corp.(1)                                                                                    1,000,000            5,150
Canon, Inc.                                                                                             103,000            4,854
Mediatek Incorporation                                                                                  608,199            4,082
Motorola, Inc.                                                                                          200,000            3,608
Micron Technology, Inc.(1)                                                                              295,000            3,549
Hon Hai Precision Industry Co., Ltd.                                                                    856,979            2,952
Cadence Design Systems, Inc.(1)                                                                         217,000            2,830
Cisco Systems, Inc.(1)                                                                                  151,500            2,742
TDK Corp.                                                                                                40,000            2,671
Sabre Holdings Corp., Class A                                                                           100,000            2,453
Tokyo Electron Ltd.                                                                                      50,000            2,443
Maxim Integrated Products, Inc.                                                                          55,000            2,326
NEC Corp.                                                                                               208,000            1,247
NEC Corp.                                                                                               140,000              839
                                                                                                                         203,963

FINANCIALS -- 9.67%
Societe Generale                                                                                        327,400           28,986
Erste Bank der oesterreichischen Sparkassen AG                                                          475,620           19,799
UFJ Holdings, Inc.(1)                                                                                     3,950           17,357
Kookmin Bank(1)                                                                                         400,060           12,669
HSBC Holdings PLC (United Kingdom)                                                                      795,648           12,641
American International Group, Inc.                                                                      150,000           10,198
Bayerische Hypo- und Vereinsbank AG(1)                                                                  435,000            8,357
Westpac Banking Corp.                                                                                   645,000            8,314
J.P. Morgan Chase & Co.                                                                                 200,000            7,946
ING Groep NV                                                                                            215,172            5,433
Bank of Nova Scotia                                                                                     140,000            4,105
Deutsche Bank AG                                                                                         57,000            4,099
Allianz AG                                                                                               39,000            3,930
ORIX Corp.                                                                                               35,500            3,649
Mitsui Sumitomo Insurance Co., Ltd.                                                                     350,000            2,894
Capital One Financial Corp.                                                                              38,000            2,808
Shinhan Financial Group Co., Ltd.                                                                       152,000            2,628
Bank of America Corp.                                                                                    60,000            2,600
Royal Bank of Canada                                                                                     50,000            2,379
                                                                                                                         160,792

HEALTH CARE -- 9.13%
AstraZeneca PLC (Sweden)                                                                                222,405       $    9,198
AstraZeneca PLC                                                                                         203,960            8,369
AstraZeneca PLC (ADR)                                                                                     3,000              123
Novo Nordisk A/S, Class B                                                                               301,000           16,491
Shionogi & Co., Ltd.                                                                                  1,126,000           16,175
Fresenius Medical Care AG, preferred                                                                    269,000           14,657
Rhon-Klinikum AG                                                                                        165,512            8,247
Rhon-Klinikum AG, nonvoting preferred                                                                   108,400            5,354
UCB NV                                                                                                  233,320           12,429
Eli Lilly and Co.                                                                                       200,000           12,010
Sanofi-Synthelabo                                                                                       146,000           10,595
Synthes, Inc.                                                                                            95,000           10,370
Forest Laboratories, Inc.(1)                                                                            194,800            8,762
Elan Corp., PLC (ADR)(1)                                                                                175,000            4,095
Merck KGaA                                                                                               60,000            3,433
H. Lundbeck A/S                                                                                         145,350            2,634
Chugai Pharmaceutical Co., Ltd.                                                                         175,000            2,530
ALTANA AG                                                                                                40,000            2,329
Pfizer Inc                                                                                               70,000            2,142
Smith & Nephew PLC                                                                                      205,000            1,887
                                                                                                                         151,830

CONSUMER STAPLES -- 8.83%
Orkla AS                                                                                                712,285           19,720
Nestle SA                                                                                                66,900           15,357
AEON CO., LTD.                                                                                          395,000            6,375
AEON CO., LTD., when issued(1),(3)                                                                      395,000            6,375
Shiseido Co., Ltd.                                                                                    1,011,000           12,463
Nissin Food Products Co., Ltd.                                                                          462,700           11,386
Altria Group, Inc.                                                                                      225,000           10,584
Avon Products, Inc.                                                                                     195,800            8,552
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                            228,000            7,695
PepsiCo, Inc.                                                                                           155,000            7,541
Anheuser-Busch Companies, Inc.                                                                          125,000            6,244
Heineken NV                                                                                             170,000            5,120
Groupe Danone                                                                                            65,000            5,113
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                      1,540,000            4,520
Kraft Foods Inc., Class A                                                                               140,000            4,441
Unilever NV                                                                                              60,000            3,453
Unilever PLC                                                                                            422,317            3,441
Procter & Gamble Co.                                                                                     61,000            3,301
Woolworths Ltd.                                                                                         301,040            2,981
Nestle India Ltd.                                                                                       192,832            2,247
                                                                                                                         146,909

TELECOMMUNICATION SERVICES -- 8.16%
Vodafone Group PLC                                                                                    8,825,000           21,143
Vodafone Group PLC (ADR)                                                                                375,000            9,041
Telekom Austria AG                                                                                    1,661,440           23,288
Telekom Austria AG                                                                                       12,500              175
Telefonica, SA                                                                                        1,277,771           19,133
Royal KPN NV                                                                                          2,138,300           16,022
KDDI Corp.                                                                                                2,760           13,434
Deutsche Telekom AG(1)                                                                                  512,500            9,514
Swisscom AG                                                                                              22,200            7,715
America Movil SA de CV, Series L (ADR)                                                                  175,500            6,850
Telecom Corp. of New Zealand Ltd.                                                                       803,504            3,206
Telecom Italia SpA, nonvoting                                                                         1,120,000            2,575
Telefonos de Mexico, SA de CV, Class L (ADR)                                                             70,000            2,259
AT&T Corp.                                                                                              100,000            1,432
                                                                                                                         135,787

ENERGY -- 7.53%
"Shell" Transport and Trading Co., PLC                                                                1,500,000           11,019
"Shell" Transport and Trading Co., PLC (ADR)                                                            150,000            6,676
Norsk Hydro ASA                                                                                         228,000           16,629
Husky Energy Inc.                                                                                       675,000           16,492
Canadian Natural Resources, Ltd.                                                                        304,000           12,182
ENI SpA                                                                                                 510,000           11,437
Schlumberger Ltd.                                                                                       165,000           11,106
SK Corp. (Korea)                                                                                        170,000            7,843
Baker Hughes Inc.                                                                                       175,000            7,651
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                          150,000            5,287
Noble Corp.(1)                                                                                           95,000            4,270
Imperial Oil Ltd.                                                                                        76,776            3,970
BG Group PLC                                                                                            575,000            3,865
Petro-Canada                                                                                             48,000            2,504
Reliance Industries Ltd.                                                                                197,000            2,224
Apache Corp.                                                                                             41,500            2,080
                                                                                                                         125,235

MATERIALS -- 4.14%
Dow Chemical Co.                                                                                        350,000           15,813
Nitto Denko Corp.                                                                                       304,100           14,026
Ivanhoe Mines Ltd.(1)                                                                                 2,475,000           13,944
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                        180,000            4,045
Cia. Vale do Rio Doce, preferred nominative, Class A                                                    105,000            2,012
Holcim Ltd.                                                                                              80,000            4,229
BASF AG                                                                                                  57,000            3,361
Formosa Plastics Corp.                                                                                2,000,000            3,120
Stora Enso Oyj, Class R                                                                                 150,000            2,028
AngloGold Ashanti Ltd.                                                                                   50,000            1,939
Weyerhaeuser Co.                                                                                         25,000            1,662
Valspar Corp.                                                                                            30,000            1,400
L'Air Liquide                                                                                             7,700            1,208
                                                                                                                          68,787

INDUSTRIALS -- 3.61%
General Electric Co.                                                                                    489,155           16,426
Tyco International Ltd.                                                                                 520,000           15,943
United Parcel Service, Inc., Class B                                                                    119,000            9,035
Ryanair Holdings PLC (ADR)(1)                                                                           195,400            5,706
Ryanair Holdings PLC(1)                                                                                  67,300              336
Asahi Glass Co., Ltd.                                                                                   585,000            5,338
Siemens AG                                                                                               30,000            2,207
TPG NV                                                                                                   78,000            1,906
Adecco SA                                                                                                34,500            1,717
Brambles Industries Ltd.                                                                                287,358            1,479
                                                                                                                          60,093

UTILITIES -- 1.69%
Scottish Power PLC                                                                                    1,876,000           14,359
E.ON AG                                                                                                 100,000            7,381
National Grid Transco PLC                                                                               760,000            6,419
                                                                                                                          28,159

MISCELLANEOUS -- 2.06%
Other common stocks in initial period of acquisition                                                                      34,299


TOTAL COMMON STOCKS (cost: $1,165,769,000)                                                                             1,361,792


                                                                                               Principal amount
SHORT-TERM SECURITIES -- 18.42%                                                                           (000)

European Investment Bank 1.51% due 10/19/2004                                                           $25,000           24,979
Danske Corp. 1.80% due 11/29/2004                                                                        22,700           22,631
ING (U.S.) Funding LLC 1.50% due 10/7/2004                                                               20,000           19,994
J.P. Morgan Chase & Co. 1.57% due 10/18-10/22/2004                                                       19,600           19,583
DaimlerChrysler Revolving Auto Conduit LLC 1.61%-1.70% due 10/21-10/28/2004                              18,300           18,278
Sheffield Receivables Corp. 1.70% due 10/13/2004(2)                                                      17,100           17,089
CAFCO, LLC 1.53%-1.56% due 10/7-10/13/2004(2),(4)                                                        16,600           16,594
Total Capital SA 1.74% due 10/14/2004(2)                                                                 15,800           15,789
KfW International Finance Inc. 1.79% due 11/29/2004(2)                                                   14,900           14,856
UBS Finance (Delaware) LLC 1.88% due 10/1/2004                                                           12,700           12,699
Royal Bank of Scotland PLC 1.61% due 10/14/2004                                                          11,800           11,793
Stadshypotek Delaware Inc. 1.74% due 10/25/2004(2)                                                       11,700           11,686
Thunder Bay Funding, LLC 1.57% due 10/6/2004(2)                                                          11,519           11,516
Federal Home Loan Bank 1.56% due 10/29/2004                                                              11,300           11,286
Diageo Capital PLC 1.74%-1.75% due 10/27/2004(2)                                                         11,200           11,185
RIO TINTO 1.74% due 10/4/2004(2)                                                                         10,000            9,998
HBOS Treasury Services PLC 1.545% due 10/22/2004                                                         10,000            9,990
CDC Commercial Paper Corp. 1.56% due 10/25/2004(2)                                                       10,000            9,989
Amsterdam Funding Corp. 1.63% due 10/5/2004(2)                                                            9,800            9,798
Freddie Mac 1.63% due 11/3/2004                                                                           7,000            6,989
CBA (Delaware) Finance Inc. 1.75% due 10/15/2004                                                          6,800            6,795
Pfizer Inc 1.48% due 10/4/2004(2)                                                                         6,600            6,599
American Honda Finance Corp. 1.73% due 11/8/2004                                                          6,300            6,288

TOTAL SHORT-TERM SECURITIES (cost: $306,407,000)                                                                         306,404


TOTAL INVESTMENT SECURITIES (cost: $1,472,176,000)                                                                     1,668,196
Other assets less liabilities                                                                                             (4,606)

NET ASSETS                                                                                                            $1,663,590


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $135,801,000, which represented 8.16% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                               $   255,472
Gross unrealized depreciation on investment securities                                                                   (60,506)
Net unrealized appreciation on investment securities                                                                     194,966
Cost of investment securities for federal income tax purposes                                                          1,473,873


GLOBAL SMALL CAPITALIZATION FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 92.33%                                                                                  Shares            (000)

INFORMATION TECHNOLOGY -- 24.28%
Ask Jeeves, Inc.(1)                                                                                   1,067,971          $34,933
Kingboard Chemical Holdings Ltd.                                                                      6,660,000           13,668
Mentor Graphics Corp.(1)                                                                              1,155,000           12,665
Integrated Circuit Systems, Inc.(1)                                                                     575,000           12,362
O2Micro International Ltd.(1)                                                                         1,145,000           12,297
Jahwa Electronics Co., Ltd.(2)                                                                        1,039,000           10,336
NHN Corp.                                                                                               111,000            9,287
Intersil Corp., Class A                                                                                 550,443            8,769
Sohu.com Inc.(1)                                                                                        500,000            8,315
CNET Networks, Inc.(1)                                                                                  900,000            8,235
Semtech Corp.(1)                                                                                        410,000            7,860
Creo Inc.(1)                                                                                            830,000            6,823
ACTIVISION, Inc.(1)                                                                                     450,000            6,241
PMC-Sierra, Inc.(1)                                                                                     700,000            6,167
Power Integrations, Inc.(1)                                                                             300,000            6,129
Baycorp Advantage Ltd.(1)                                                                             2,595,717            6,058
lastminute.com PLC(1)                                                                                 2,290,000            5,808
SkillSoft PLC (ADR)(1)                                                                                  833,600            5,577
PDF Solutions, Inc.(1)                                                                                  420,000            5,103
National Instruments Corp.                                                                              162,750            4,926
Digital River, Inc.(1)                                                                                  150,000            4,467
InfoSpace.com, Inc.(1)                                                                                   90,000            4,265
Lawson Software, Inc.(1)                                                                                750,000            4,200
Parametric Technology Corp.(1)                                                                          779,922            4,118
Atheros Communications, Inc.(1)                                                                         400,000            4,080
Veeco Instruments, Inc.(1)                                                                              190,000            3,984
Moser Baer India Ltd.                                                                                   820,000            3,862
Leitch Technology Corp.(1)                                                                              510,000            3,845
BOWE SYSTEC AG                                                                                           74,800            3,653
Daum Communications Corp.(1)                                                                            131,000            3,449
Brocade Communications Systems, Inc.(1)                                                                 600,000            3,390
Faraday Technology Corp.                                                                              2,262,288            3,330
FindWhat.com(1)                                                                                         175,000            3,278
Littelfuse, Inc.(1)                                                                                      83,800            2,894
Vanguard International Semiconductor Corp.(1),(3)                                                     4,422,550            2,613
Venture Corp. Ltd.                                                                                      258,000            2,529
Micronas Semiconductor Holding AG(1)                                                                     58,758            2,500
Micronic Laser Systems AB(1)                                                                            368,000            2,483
Citizen Electronics Co., Ltd.                                                                            45,000            2,374
Autobytel Inc.(1)                                                                                       230,000            2,063
ValueClick, Inc.(1)                                                                                     210,000            1,982
King Yuan Electronics Co., Ltd.                                                                       2,573,520            1,939
Shanda Interactive Entertainment Ltd. (ADR)(1)                                                           80,000            1,920
Interflex Co., Ltd.                                                                                      82,000            1,710
Renishaw PLC                                                                                            130,288            1,277
Rotork PLC                                                                                              167,340            1,208
Homestore, Inc.(1)                                                                                      500,000            1,155
Taiflex Scientific Co., Ltd.                                                                            730,368            1,058
KEC Corp.                                                                                                45,070              893
Anoto Group AB(1)                                                                                       536,453              755
Knot, Inc.(1),(4)                                                                                       100,000              350
Knot, Inc.(1)                                                                                            85,250              298
VIA Technologies, Inc.                                                                                1,106,000              645
Hana Microelectronics PCL                                                                             1,150,000              564
Taiwan Green Point Enterprises Co., Ltd.                                                                 37,572              107
Infoteria Corp.(1),(3),(4)                                                                                  128               73
                                                                                                                         274,870

CONSUMER DISCRETIONARY -- 18.53%
Lions Gate Entertainment Corp., USD denominated(1)                                                    1,100,000            9,570
Lions Gate Entertainment Corp.(1)                                                                       814,374            7,134
Kumho Industrial Co., Ltd.                                                                            1,500,000           13,097
Pantaloon Retail Ltd.(2)                                                                              1,057,300            9,912
Schibsted ASA                                                                                           404,000            8,614
Sonic Corp.(1)                                                                                          292,500            7,497
Edion Corp.                                                                                             889,500            7,493
Clear Media Ltd.(1)                                                                                   7,500,000            6,975
CarMax, Inc.(1)                                                                                         310,000            6,680
Gemstar-TV Guide International, Inc.(1)                                                               1,100,000            6,215
Cedar Fair, L.P.                                                                                        200,000            6,130
Sharper Image Corp.(1)                                                                                  250,000            5,362
Culture Convenience Club Co., Ltd.                                                                      430,000            5,320
SBS Broadcasting SA(1)                                                                                  150,000            5,049
California Pizza Kitchen, Inc.(1)                                                                       220,000            4,807
J D Wetherspoon PLC                                                                                   1,050,000            4,656
Aristocrat Leisure Ltd.                                                                                 817,194            4,604
Salem Communications Corp., Class A(1)                                                                  175,000            4,431
GSI Commerce, Inc.(1)                                                                                   500,000            4,405
Alma Media Oyj                                                                                          440,000            4,401
Sanctuary Group PLC                                                                                   4,978,000            4,329
Reins International Inc.(3)                                                                                 880            4,163
Pinnacle Entertainment, Inc.(1)                                                                         300,000            4,140
Fourlis                                                                                                 732,750            4,116
Valora Holding AG                                                                                        19,500            4,101
Kuoni Reisen Holding AG, Class B                                                                         10,250            3,801
Yankee Candle Company, Inc.(1)                                                                          120,000            3,475
Orient-Express Hotels Ltd., Class A                                                                     200,000            3,268
Paddy Power PLC                                                                                         264,200            3,119
Greene King PLC                                                                                         160,000            3,017
UnitedGlobalCom, Inc., Class A(1)                                                                       384,000            2,868
Photo-Me International PLC(1)                                                                         1,400,000            2,714
Restaurant Group PLC                                                                                  1,450,000            2,587
Columbia Sportswear Co.(1)                                                                               45,000            2,452
Stanley Leisure PLC                                                                                     305,000            2,310
Astral Media Inc., Class A                                                                              100,000            2,250
Phoenix Satellite Television Holdings Ltd.(1)                                                        12,775,000            2,065
MatchNet PLC(1),(3),(4)                                                                                 258,580            1,475
MatchNet PLC (GDR)(1)                                                                                    79,520              504
Warehouse Group Ltd.                                                                                    655,000            1,877
Bloomsbury Publishing PLC                                                                               400,000            1,824
Restoration Hardware, Inc.(1)                                                                           319,051            1,653
Next Media Ltd.(1)                                                                                    4,534,000            1,643
BKN International AG(1)                                                                                 219,657            1,351
BKN International AG(1),(4)                                                                              47,010              289
O'Charley's Inc.(1)                                                                                     100,000            1,630
Cheil Industries Inc.                                                                                    95,000            1,415
Charles Vogele Holding AG                                                                                40,881            1,404
Woongjin.com Co., Ltd.                                                                                  490,900            1,083
Rational AG                                                                                              15,000            1,081
Cheng Shin Rubber (Xiamen) Ind., Ltd.                                                                   849,360            1,040
Toei Animation Co., Ltd.                                                                                 20,000              939
Corus Entertainment Inc., Class B, nonvoting                                                             50,000              932
Nien Hsing Textile Co., Ltd.                                                                          1,059,000              929
Munchener Ruckversicherungs-Gesellschaft AG(1)                                                           46,000              840
Zhejiang Glass Co. Ltd., Class H                                                                      2,113,600              725
                                                                                                                         209,761

INDUSTRIALS -- 13.08%
Laureate Education, Inc.(1)                                                                             310,000           11,538
Chiyoda Corp.(1)                                                                                      1,120,000            8,508
Downer EDI Ltd.                                                                                       2,664,399            7,748
Techem AG(1)                                                                                            280,115            7,710
Daelim Industrial Co., Ltd.                                                                             170,110            7,316
MSC Industrial Direct Co., Inc., Class A                                                                205,000            6,986
LG Engineering & Construction Co., Ltd.                                                                 350,000            6,386
Northgate PLC                                                                                           500,000            6,341
Corrections Corporation of America(1)                                                                   140,000            4,950
Hudson Highland Group, Inc.(1)                                                                          150,000            4,378
Korea Development Corp.                                                                                 530,400            4,327
International Container Terminal Services, Inc.                                                      47,285,000            4,209
Education Management Corp.(1)                                                                           155,000            4,129
Container Corp. of India Ltd.                                                                           240,763            3,931
Zhejiang Expressway Co. Ltd., Class H                                                                 6,000,000            3,925
John H. Harland Co.                                                                                     125,000            3,919
KCI Konecranes International Corp.                                                                       85,000            3,306
School Specialty, Inc.(1)                                                                                82,900            3,267
Krones AG                                                                                                31,000            2,875
Corus Group PLC                                                                                          98,500            2,613
Masonite International Corp.(1)                                                                         100,000            2,525
Hughes Supply, Inc.                                                                                      80,000            2,406
United Stationers Inc.(1)                                                                                55,000            2,387
SembCorp Logistics Ltd.                                                                               1,634,000            2,204
Heijmans NV                                                                                              80,000            2,182
Federal Signal Corp.                                                                                    116,500            2,165
Anhui Expressway Co. Ltd., Class H                                                                    5,000,000            2,165
LG Industrial Systems Co., Ltd.(1)                                                                      150,000            2,157
Uponor Oyj                                                                                               60,000            2,123
Permasteelisa SpA                                                                                       120,000            2,042
Corporate Express Australia Ltd.                                                                        509,442            1,996
Moatech Co., Ltd.                                                                                       304,000            1,994
Noritz Corp.                                                                                            125,000            1,860
SIRVA, Inc.(1)                                                                                           79,400            1,818
Hagemeyer NV(1)                                                                                         900,000            1,678
Geberit AG                                                                                                2,050            1,596
Lincoln Electric Holdings, Inc.                                                                          50,000            1,568
Taeyoung Corp.                                                                                           40,000            1,387
ZENON Environmental Inc.(1)                                                                              75,000            1,245
Singapore Post Private Ltd.                                                                           2,200,000            1,046
Kaulin Manufacturing Co. Ltd.                                                                           607,200              670
Ultraframe PLC                                                                                          350,000              442
                                                                                                                         148,018

ENERGY -- 9.16%
Regal Petroleum PLC(1)                                                                                2,463,000           16,108
Spinnaker Exploration Co.(1)                                                                            400,000           14,016
First Calgary Petroleums Ltd.(1)                                                                      1,135,000           13,924
TODCO, Class A(1)                                                                                       685,000           11,885
Oilexco Inc.(1),(4)                                                                                   2,900,000            8,975
Helmerich & Payne, Inc.                                                                                 270,000            7,746
Magnum Hunter Resources, Inc.(1)                                                                        600,000            6,924
CARBO Ceramics Inc.                                                                                      90,000            6,493
Hydril Co.(1)                                                                                           115,000            4,939
OPTI Canada Inc.(1)                                                                                     322,350            4,860
Patina Oil & Gas Corp.                                                                                  150,000            4,435
Harvest Natural Resources, Inc.(1)                                                                      150,000            2,490
China Oilfield Services Ltd., Class H                                                                 3,099,900              914
                                                                                                                         103,709

FINANCIALS -- 8.45%
Cathay General Bancorp, Inc.                                                                            250,000            9,297
PT Bank Rakyat Indonesia                                                                             40,096,500            8,986
UTI Bank Ltd.                                                                                         2,830,000            7,997
NETeller PLC(1)                                                                                       1,700,000            7,624
ICICI Bank Ltd.                                                                                         934,200            5,829
ICICI Bank Ltd. (ADR)                                                                                     4,000               55
Sumitomo Real Estate Sales Co., Ltd.                                                                    155,000            5,838
Kotak Mahindra Bank Ltd.                                                                              1,400,000            5,602
Aareal Bank AG                                                                                          170,000            4,850
Capital Lease Funding, Inc.                                                                             410,000            4,526
United Bankshares, Inc.                                                                                 105,000            3,638
Converium Holding AG                                                                                    270,000            3,630
Pusan Bank                                                                                              575,000            3,472
First Regional Bancorp(1),(4)                                                                           100,800            3,301
Central Pattana Public Co., Ltd.                                                                     15,740,500            3,196
HDFC Bank Ltd.                                                                                          326,300            2,859
Hung Poo Real Estate Development Corp.                                                                3,850,000            2,799
LG Insurance Co., Ltd.                                                                                  646,390            2,707
Dongbu Insurance Co., Ltd.                                                                              460,000            2,222
Golden Land Property Development PLC, nonvoting depositary receipt(1)                                 9,600,000            2,123
Federal Agricultural Mortgage Corp., Class C(1)                                                          75,000            1,664
Ascendas Real Estate Investment Trust                                                                 1,451,000            1,336
China Insurance International Holdings Co. Ltd.                                                       2,086,000            1,077
Saxon Capital, Inc.(1)                                                                                   50,000            1,075
                                                                                                                          95,703

HEALTH CARE -- 6.78%
Amylin Pharmaceuticals, Inc.(1)                                                                         715,100          $14,674
Eyetech Pharmaceuticals, Inc(1)                                                                         330,000           11,217
Advanced Medical Optics, Inc.(1)                                                                        200,000            7,914
Wilson Greatbatch Technologies, Inc.(1)                                                                 260,000            4,651
Recordati SpA                                                                                           208,401            4,136
Cochlear Ltd.                                                                                           215,700            3,740
OSI Pharmaceuticals, Inc.(1)                                                                             60,000            3,688
Incyte Corp.(1)                                                                                         365,000            3,515
Eon Labs, Inc(1)                                                                                        160,000            3,472
CTI Molecular Imaging, Inc.(1)                                                                          360,000            2,905
Ondine Biopharma Corp.(1),(3),(4)                                                                     1,660,000            2,608
Sonic Healthcare Ltd.                                                                                   360,000            2,604
Rhon-Klinikum AG                                                                                         31,000            1,545
Rhon-Klinikum AG, nonvoting preferred                                                                    21,000            1,037
Tecan Group Ltd., Mannedorf                                                                             110,370            2,578
Inspire Pharmaceuticals, Inc.(1)                                                                        116,000            1,825
Nakanishi Inc.                                                                                           21,000            1,414
Q-Med AB                                                                                                 38,900              973
Genta Inc.(1)                                                                                           356,200              958
TriPath Imaging, Inc.(1)                                                                                 94,836              776
Lumenis Ltd.(1)                                                                                         300,000              465
                                                                                                                          76,695

MATERIALS -- 3.80%
First Quantum Minerals Ltd.(1)                                                                          592,200            7,848
Kirkland Lake Gold Inc.(1)                                                                            1,276,000            5,721
Oriel Resources PLC(1)                                                                                4,052,000            4,404
Energem Resources Inc.(1)                                                                             2,390,000            3,793
Kenmare Resources PLC(1)                                                                             13,100,000            3,693
Sino-Forest Corp., Class A(1)                                                                           895,000            2,393
Hanil Cement Co., Ltd.                                                                                   57,200            2,291
Chung Hwa Pulp Corp.                                                                                  4,620,000            2,190
Yanzhou Coal Mining Co. Ltd., Class H                                                                 1,500,000            1,943
Gabriel Resources Ltd.(1)                                                                             1,242,900            1,893
Adastra Minerals Inc.(1)                                                                              1,250,000            1,091
Adastra Minerals Inc.(1),(4)                                                                            875,000              764
Northern Orion Resources Inc.(1),(4)                                                                    666,600            1,693
M-real Oyj, Class B                                                                                     257,000            1,485
Wheaton River Minerals Ltd.(1),(4)                                                                      442,100            1,392
Thistle Mining Inc.(1)                                                                                3,660,000              261
Thistle Mining Inc., GBP denominated(1)                                                               2,100,000              146
                                                                                                                          43,001

CONSUMER STAPLES -- 1.22%
Mandom Corp.                                                                                            140,500            3,579
CP Seven Eleven PCL                                                                                   2,358,000            3,306
Cawachi Ltd.                                                                                             62,000            2,482
Nutreco Holding NV                                                                                       72,400            2,267
Binggrae Co., Ltd.                                                                                      100,000            2,146
                                                                                                                          13,780

UTILITIES -- 1.03%
Xinao Gas Holdings Ltd.(1)                                                                           10,355,000            5,280
Reliance Energy Ltd.                                                                                    207,300            2,854
Aboitiz Equity Ventures                                                                              42,700,000            2,509
Tata Power Co. Ltd.                                                                                     150,000            1,028
                                                                                                                          11,671

TELECOMMUNICATION SERVICES -- 1.03%
Tele Celular Sul Participacoes SA, preferred nominative (ADR)                                           485,220   $        6,924
Unwired Group Ltd.(1),(4)                                                                             4,433,334            3,449
Unwired Group Ltd.(1)                                                                                 1,639,000            1,275
                                                                                                                          11,648

MISCELLANEOUS -- 4.97%
Other common stocks in initial period of acquisition                                                                      56,306


TOTAL COMMON STOCKS (cost: $902,327,000)                                                                               1,045,162



RIGHTS AND WARRANTS -- 0.31%

ENERGY -- 0.13%
Oilexco Inc., warrants, expire 2008(1),(3),(4)                                                          725,000            1,438

MATERIALS -- 0.10%
Northern Orion Resources Inc., warrants, expires 2008(1),(4)                                            333,000              423
Energem Resources Inc., warrants, expire 2005(1),(3)                                                  1,195,000              363
Wheaton River Minerals Ltd., warrants, expire 2007(1),(4)                                               187,500              357
Thistle Mining Inc., warrants, expire 2009(1),(3),(4)                                                 1,830,000               --
Namibian Minerals Corp., warrants, expire 2006(1),(3)                                                   950,000                0
                                                                                                                           1,143

CONSUMER DISCRETIONARY -- 0.08%
Lions Gate Entertainment Corp., warrants, expire 2004(1),(3),(4)                                        237,150              901

MISCELLANEOUS -- 0.00%
Other rights and warrants in initial period of acquisition                                                                    62


TOTAL RIGHTS AND WARRANTS (cost: $294,000)                                                                                 3,544


CONVERTIBLE SECURITIES -- 0.00%

INFORMATION TECHNOLOGY -- 0.00%
Socratic Technologies, Inc., Series A, convertible preferred(1),(3),(4)                                 125,000                0


TOTAL CONVERTIBLE SECURITIES (cost: $625,000)                                                                                  0


                                                                                               Principal amount
SHORT-TERM SECURITIES -- 7.24%                                                                            (000)

UBS Finance (Delaware) LLC 1.88% due 10/1/2004                                                          $13,100           13,100
KfW International Finance Inc. 1.79% due 11/29/2004(4)                                                   12,000           11,964
DaimlerChrysler Revolving Auto Conduit LLC 1.70% due 10/5/2004                                           10,600           10,597
Old Line Funding, LLC 1.60% due 10/15/2004(4)                                                             9,200            9,194
Sheffield Receivables Corp. 1.70% due 10/13/2004(4)                                                       8,400            8,395
HBOS Treasury Services PLC 1.84% due 12/2/2004                                                            7,000            6,977
Amsterdam Funding Corp. 1.60% due 10/8/2004(4)                                                            5,800            5,798
CDC Commercial Paper Corp. 1.56% due 10/25/2004(4)                                                        5,000            4,994
American Honda Finance Corp. 1.62% due 11/2/2004                                                          5,000            4,993
Stadshypotek Delaware Inc. 1.62% due 10/25/2004(4)                                                        3,800            3,796
Barton Capital Corp. 1.77% due 10/22/2004(4)                                                              2,200            2,198


TOTAL SHORT-TERM SECURITIES (cost: $82,005,000)                                                                           82,006


TOTAL INVESTMENT SECURITIES (cost: $985,251,000)                                                                       1,130,712
Other assets less liabilities                                                                                              1,345

NET ASSETS                                                                                                            $1,132,057


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) The fund owns 5% or more of the outstanding voting shares of this company. See "Investments in affiliates" table below for additional information.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $73,827,000, which represents 6.52% of the net assets of the fund.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                  $239,786
Gross unrealized depreciation on investment securities                                                                   (94,325)
Net unrealized appreciation on investment securities                                                                     145,461
Cost of investment securities for federal income tax purposes                                                            985,773


INVESTMENTS IN AFFILIATES:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Details on these holdings and related transactions during the three months ended September 30, 2004, were as follows:

                                                                                                           Dividend         Market
                                                                                                             income          value
Company                            Beginning shares       Purchases       Sales      Ending shares            (000)          (000)

Jahwa Electronics Co Ltd                   717,150         321,850           --          1,039,000           $  --         $10,336
Pantaloon Retail India Ltd               1,057,300              --           --          1,057,300              --           9,912



GROWTH FUND
Investment portfolio
September 30, 2004                                                  (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 92.74%                                                                                  Shares            (000)

CONSUMER DISCRETIONARY -- 23.36%
Time Warner Inc.(1)                                                                                  25,553,975       $  412,441
IAC/InterActiveCorp(1)                                                                               13,723,000          302,180
Target Corp.                                                                                          5,490,000          248,423
Carnival Corp.                                                                                        5,076,100          240,049
News Corp. Ltd., preferred (ADR)                                                                      7,040,000          220,563
Lowe's Companies, Inc.                                                                                3,655,500          198,676
Comcast Corp., Class A, special nonvoting stock(1)                                                    3,858,300          107,724
Comcast Corp., Class A, units(1)                                                                      2,418,615           68,302
eBay Inc.(1)                                                                                          1,897,700          174,475
Michaels Stores, Inc.                                                                                 1,970,000          116,644
UnitedGlobalCom, Inc., Class A(1)                                                                    15,435,109          115,300
Starbucks Corp.(1)                                                                                    2,330,000          105,922
Harrah's Entertainment, Inc.                                                                          1,964,900          104,100
Liberty Media Corp., Class A(1)                                                                      11,870,000          103,506
Clear Channel Communications, Inc.                                                                    2,362,500           73,639
Amazon.com, Inc.(1)                                                                                   1,800,000           73,548
Applebee's International, Inc.                                                                        2,610,000           65,981
Kohl's Corp.(1)                                                                                       1,115,000           53,732
Fox Entertainment Group, Inc., Class A(1)                                                             1,800,000           49,932
Limited Brands, Inc.                                                                                  2,200,000           49,038
Ross Stores, Inc.                                                                                     2,075,000           48,638
Magna International Inc., Class A                                                                       650,000           48,152
Harley-Davidson Motor Co.                                                                               672,800           39,991
Toys "R" Us, Inc.(1)                                                                                  2,000,000           35,480
Viacom Inc., Class B, nonvoting                                                                       1,050,000           35,238
Gemstar-TV Guide International, Inc.(1)                                                               5,950,000           33,618
Yankee Candle Company, Inc.(1)                                                                        1,050,000           30,408
Yamada Denki Co., Ltd.                                                                                  838,000           28,970
Best Buy Co., Inc.                                                                                      525,000           28,476
Liberty Media International, Inc., Class A(1)                                                           714,967           23,853
Outback Steakhouse, Inc.                                                                                550,000           22,841
Cox Communications, Inc., Class A(1)                                                                    619,300           20,517
Office Depot, Inc.(1)                                                                                   600,000            9,018
                                                                                                                       3,289,375

INFORMATION TECHNOLOGY -- 18.30%
Yahoo! Inc.(1)                                                                                        8,058,900          273,277
Microsoft Corp.                                                                                       9,665,000          267,237
Texas Instruments Inc.                                                                                8,526,000          181,433
Maxim Integrated Products, Inc.                                                                       3,755,000          158,799
Corning Inc.(1)                                                                                      13,100,000          145,148
First Data Corp.                                                                                      2,800,000          121,800
Applied Materials, Inc.(1)                                                                            6,605,000          108,916
Linear Technology Corp.                                                                               2,745,000           99,479
Xilinx, Inc.                                                                                          2,790,000           75,330
Ask Jeeves, Inc.(1)                                                                                   2,251,950           73,661
PeopleSoft, Inc.(1)                                                                                   3,477,628           69,031
Analog Devices, Inc.                                                                                  1,775,000           68,835
Compuware Corp.(1)                                                                                   11,635,000           59,920
Taiwan Semiconductor Manufacturing Co. Ltd.                                                          45,395,553           57,864
Micron Technology, Inc.(1)                                                                            4,525,000           54,436
T-Online International AG(1)                                                                          4,834,940           52,509
Samsung Electronics Co., Ltd.                                                                           125,000           49,739
Microchip Technology Inc.                                                                             1,775,000           47,641
Altera Corp.(1)                                                                                       2,425,000           47,457
KLA-Tencor Corp.(1)                                                                                   1,050,000           43,554
Sabre Holdings Corp., Class A                                                                         1,760,126           43,176
Intuit Inc.(1)                                                                                          924,200           41,959
Cadence Design Systems, Inc.(1)                                                                       3,085,200           40,231
Cisco Systems, Inc.(1)                                                                                2,197,400           39,773
QUALCOMM Inc.                                                                                           800,000           31,232
SINA Corp.(1)                                                                                         1,150,000           29,314
Freescale Semiconductor, Inc., Class A(1)                                                             2,000,000           28,600
Fujitsu Ltd.                                                                                          4,180,000           24,224
Solectron Corp.(1)                                                                                    4,700,000           23,265
Paychex, Inc.                                                                                           767,639           23,144
Mentor Graphics Corp.(1)                                                                              1,850,000           20,285
Flextronics International Ltd.(1)                                                                     1,500,000           19,875
Ceridian Corp.(1)                                                                                     1,000,000           18,410
Sun Microsystems, Inc.(1)                                                                             4,453,600           17,993
Automatic Data Processing, Inc.                                                                         400,000           16,528
International Business Machines Corp.                                                                   145,000           12,432
Mediatek Incorporation                                                                                1,771,454           11,890
Hon Hai Precision Industry Co., Ltd.                                                                  3,277,496           11,288
Oracle Corp.(1)                                                                                         950,000           10,716
Sanmina-SCI Corp.(1)                                                                                  1,430,000           10,082
Murata Manufacturing Co., Ltd.                                                                          180,000            8,679
VIA Technologies, Inc.                                                                               12,888,000            7,512
Hirose Electric Co., Ltd.                                                                                75,000            6,857
Dell Inc.(1)                                                                                            160,000            5,696
Homestore, Inc.(1)                                                                                    2,400,000            5,544
Teradyne, Inc.(1)                                                                                       400,000            5,360
Hewlett-Packard Co.                                                                                     284,625            5,337
Jabil Circuit, Inc.(1)                                                                                   60,000            1,380
                                                                                                                       2,576,848

ENERGY -- 12.18%
Schlumberger Ltd.                                                                                     2,775,000          186,785
Burlington Resources Inc.                                                                             3,720,000          151,776
Devon Energy Corp.                                                                                    1,954,536          138,792
Murphy Oil Corp.                                                                                      1,449,400          125,764
Rowan Companies, Inc.(1)                                                                              4,275,000          112,860
Noble Corp.(1)                                                                                        2,225,000          100,014
Transocean Inc.(1)                                                                                    2,731,400           97,729
Halliburton Co.                                                                                       2,680,000           90,289
Diamond Offshore Drilling, Inc.                                                                       2,660,000           87,753
EOG Resources, Inc.                                                                                   1,325,000           87,251
ENSCO International Inc.                                                                              2,400,000           78,408
BJ Services Co.                                                                                       1,350,000           70,753
Cross Timbers Oil Co.                                                                                 2,000,000           64,960
Premcor Inc.(1)                                                                                       1,625,000           62,563
Petro-Canada                                                                                            950,000           49,558
Pogo Producing Co.                                                                                      927,500           44,010
Canadian Natural Resources, Ltd.                                                                      1,080,000           43,279
Baker Hughes Inc.                                                                                       900,000           39,348
Norsk Hydro ASA                                                                                         490,000           35,738
Exxon Mobil Corp.                                                                                       550,000           26,582
BG Group PLC                                                                                          3,050,000           20,499
                                                                                                                       1,714,711

HEALTH CARE -- 11.92%
Sanofi-Aventis                                                                                        3,445,200          250,011
Amgen Inc.(1)                                                                                         2,925,000          165,789
Forest Laboratories, Inc.(1)                                                                          3,567,900          160,484
Biogen Idec Inc.(1)                                                                                   2,555,000          156,289
Eli Lilly and Co.                                                                                     1,920,000          115,296
Express Scripts, Inc.(1)                                                                              1,724,000          112,646
Gilead Sciences, Inc.(1)                                                                              2,620,000           97,936
Guidant Corp.                                                                                         1,450,000           95,758
AstraZeneca PLC (Sweden)                                                                              1,302,000           53,845
AstraZeneca PLC                                                                                         694,200           28,485
AstraZeneca PLC (ADR)                                                                                   200,000            8,226
Medtronic, Inc.                                                                                       1,500,000           77,850
Kinetic Concepts, Inc.(1)                                                                             1,466,800           77,080
Sepracor Inc.(1)                                                                                      1,500,000           73,170
Boston Scientific Corp.(1)                                                                            1,180,000           46,881
St. Jude Medical, Inc.(1)                                                                               615,000           46,291
American Pharmaceutical Partners, Inc.(1)                                                             1,275,000           35,152
Shionogi & Co., Ltd.                                                                                  1,652,000           23,731
Pfizer Inc                                                                                              550,000           16,830
Millennium Pharmaceuticals, Inc.(1)                                                                   1,000,000           13,710
Allergan, Inc.                                                                                          160,000           11,608
Anthem, Inc.(1)                                                                                         125,000           10,906
                                                                                                                       1,677,974

FINANCIALS -- 7.37%
American International Group, Inc.                                                                    5,075,000          345,049
Freddie Mac                                                                                           2,297,700          149,902
Fannie Mae                                                                                            2,185,000          138,529
XL Capital Ltd., Class A                                                                              1,160,000           85,828
Chubb Corp.                                                                                           1,000,000           70,280
CapitalSource Inc.(1)                                                                                 1,746,300           39,012
Mizuho Financial Group, Inc.                                                                              9,500           35,781
Sumitomo Realty & Development Co., Ltd.                                                               3,000,000           32,069
Bank of New York Co., Inc.                                                                              900,000           26,253
Mitsubishi Estate Co., Ltd.                                                                           2,475,000           25,894
Citigroup Inc.                                                                                          575,000           25,369
Wells Fargo & Co.                                                                                       400,000           23,852
American Express Co.                                                                                    420,000           21,613
Marsh & McLennan Companies, Inc.                                                                        253,600           11,605
Arthur J. Gallagher & Co.                                                                               270,000            8,945
                                                                                                                       1,039,981

INDUSTRIALS -- 7.07%
Tyco International Ltd.                                                                               7,765,000         $238,075
Southwest Airlines Co.                                                                                8,170,300          111,279
General Electric Co.                                                                                  2,975,000           99,901
Illinois Tool Works Inc.                                                                              1,059,800           98,742
Monster Worldwide Inc.(1)                                                                             3,100,000           76,384
United Parcel Service, Inc., Class B                                                                    821,200           62,346
Boeing Co.                                                                                            1,165,000           60,137
Ryanair Holdings PLC (ADR)(1)                                                                         1,610,000           47,012
Northrop Grumman Corp.                                                                                  690,000           36,798
Allied Waste Industries, Inc.(1)                                                                      3,423,400           30,297
MSC Industrial Direct Co., Inc., Class A                                                                850,000           28,968
FedEx Corp.                                                                                             335,000           28,706
JetBlue Airways Corp.(1)                                                                              1,250,000           26,150
Robert Half International Inc.                                                                          800,000           20,616
General Dynamics Corp.                                                                                  150,000           15,315
Raytheon Co.                                                                                            246,000            9,343
United Rentals, Inc.(1)                                                                                 385,600            6,127
                                                                                                                         996,196

CONSUMER STAPLES -- 5.94%
Altria Group, Inc.                                                                                    7,380,000          347,155
Anheuser-Busch Companies, Inc.                                                                        2,025,000          101,149
PepsiCo, Inc.                                                                                         1,720,000           83,678
Walgreen Co.                                                                                          2,250,000           80,617
Coca-Cola Co.                                                                                         1,385,000           55,469
Whole Foods Market, Inc.                                                                                525,000           45,040
Performance Food Group Co.(1)                                                                         1,650,000           39,105
Constellation Brands, Inc., Class A(1)                                                                  775,000           29,496
Wm. Wrigley Jr. Co.                                                                                     350,000           22,159
Procter & Gamble Co.                                                                                    380,000           20,566
General Mills, Inc.                                                                                     265,000           11,899
                                                                                                                         836,333

TELECOMMUNICATION SERVICES -- 3.25%
Vodafone Group PLC (ADR)                                                                              6,070,000          146,348
Vodafone Group PLC                                                                                   30,852,000           73,916
Telefonica, SA (ADR)                                                                                  1,500,000           67,485
AT&T Wireless Services, Inc.(1)                                                                       4,069,500           60,147
Sprint Corp. -- FON Group                                                                             2,900,000           58,377
Deutsche Telekom AG(1)                                                                                1,500,000           27,847
China Unicom Ltd.                                                                                    29,104,000           22,772
AT&T Corp.                                                                                               50,000              716
                                                                                                                         457,608

MATERIALS -- 0.82%
Freeport-McMoRan Copper & Gold Inc., Class B                                                          1,375,000           55,687
Rio Tinto PLC                                                                                         1,424,092           38,337
Valspar Corp.                                                                                           466,100           21,758
                                                                                                                         115,782

UTILITIES -- 0.20%
Questar Corp.                                                                                           600,000           27,492

MISCELLANEOUS -- 2.33%
Other common stocks in initial period of acquisition                                                               $     328,469

TOTAL COMMON STOCKS (cost: $11,389,352,000)                                                                           13,060,769


RIGHTS AND WARRANTS -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%
NTL Inc., Series A, warrants, expire 2011(1)                                                             43,375              230

TOTAL RIGHTS AND WARRANTS (cost: $0)                                                                                         230


CONVERTIBLE SECURITIES -- 0.37%

FINANCIALS -- 0.37%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005                          2,856,000,000           52,420

TOTAL CONVERTIBLE SECURITIES (cost: $26,264,000)                                                                          52,420


                                                                                               Principal amount
BONDS AND NOTES -- 0.01%                                                                                  (000)

CONSUMER DISCRETIONARY -- 0.01%
AOL Time Warner Inc. 5.625% 2005                                                                       $  1,960            1,995

TOTAL BONDS AND NOTES (cost: $1,930,000)                                                                                   1,995



SHORT-TERM SECURITIES -- 7.09%

Variable Funding Capital Corp. 1.67%-1.82% due 10/7-11/23/2004(2)                                        96,900           96,768
Clipper Receivables Co., LLC 1.60%-1.78% due 10/5-11/12/2004(2)                                          95,066           94,997
CAFCO, LLC 1.49%-1.65% due 10/6-10/26/2004(2)                                                            61,400           61,341
Ciesco LLP 1.50% due 10/7/2004                                                                           15,000           14,996
Freddie Mac 1.59%-1.63% due 10/28-11/3/2004                                                              75,000           74,898
Pfizer Inc 1.60%-1.70% due 11/1-11/16/2004(2)                                                            56,800           56,682
Procter & Gamble Co. 1.50%-1.68% due 10/15-12/1/2004(2)                                                  51,400           51,315
Bank of America Corp. 1.62% due 10/28/2004                                                               26,000           25,967
Ranger Funding Co. LLC 1.78% due 10/22/2004(2)                                                           24,700           24,673
Fannie Mae 1.53% due 10/4/2004                                                                           50,000           49,992
Wells Fargo & Co. 1.57%-1.71% due 10/12-11/9/2004                                                        48,900           48,900
Wal-Mart Stores Inc. 1.48%-1.61% due 10/12-11/2/2004(2)                                                  46,300           46,240
Three Pillars Funding Corp. 1.61%-1.75% due 10/1/-10/19/2004(2)                                          45,000           44,981
FCAR Owner Trust I 1.64%-1.78% due 11/15-11/17/2004                                                      38,000           37,909
Triple-A One Funding Corp. 1.65%-1.69% due 10/7-10/14/2004(2)                                            37,400           37,378
Abbott Laboratories Inc. 1.53%-1.73% due 10/19-11/16/2004(2)                                             37,000           36,934
American Express Credit Corp. 1.50% due 10/13/2004                                                       25,000           24,987
IBM Capital Inc. 1.60% due 10/20/2004(2)                                                                 25,000           24,978
Hershey Foods Corp. 1.51% due 10/20/2004(2)                                                              24,900           24,878
U.S. Treasury Bills 1.3165%-1.48% due 10/14-11/18/2004                                                   24,900           24,863
Coca-Cola Co. 1.55% due 10/26/2004                                                                       22,400           22,374
Caterpillar Financial Services Corp. 1.73%-1.74% due 10/22-10/27/2004                                    19,000           18,977
Anheuser-Busch Cos. Inc. 1.68%-1.83% due 11/10-12/15/2004(2)                                             18,300           18,245
New Center Asset Trust 1.67% due 10/13/2004                                                              15,000           14,991
General Electric Capital Services 1.63% due 11/5/2004                                                    11,600           11,580
J.P. Morgan Chase & Co. 1.57% due 10/18/2004                                                              9,100            9,093

TOTAL SHORT-TERM SECURITIES (cost: $998,960,000)                                                                         998,937


TOTAL INVESTMENT SECURITIES (cost: $12,416,506,000)                                                                   14,114,351
Other assets less liabilities                                                                                            (30,936)

NET ASSETS                                                                                                           $14,083,415


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $619,410,000, which represented 4.40% of the net assets of the fund.

ADR = American Depositary Receipts


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                              $  2,226,151
Gross unrealized depreciation on investment securities                                                                  (533,247)
Net unrealized appreciation on investment securities                                                                   1,692,904
Cost of investment securities for federal income tax purposes                                                         12,425,101


INTERNATIONAL FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 86.39%                                                                                  Shares            (000)

FINANCIALS -- 14.48%
UFJ Holdings, Inc.(1)                                                                                    12,270        $  53,916
Societe Generale                                                                                        513,000           45,419
HSBC Holdings PLC (United Kingdom)                                                                    1,715,375           27,253
HSBC Holdings PLC (Hong Kong)                                                                         1,018,097           16,193
ABN AMRO Holding NV                                                                                   1,354,860           30,792
Allied Irish Banks, PLC                                                                               1,829,515           30,690
Bayerische Hypo- und Vereinsbank AG(1)                                                                1,525,000           29,296
Malayan Banking Bhd.                                                                                  9,500,000           27,500
ICICI Bank Ltd.                                                                                       4,400,000           27,452
Mitsui Sumitomo Insurance Co., Ltd.                                                                   3,180,000           26,298
Housing Development Finance Corp. Ltd.(2)                                                             1,866,000           24,887
PartnerRe Holdings Ltd.                                                                                 416,300           22,767
St. George Bank Ltd.                                                                                  1,364,000           21,667
Shinhan Financial Group Co., Ltd.                                                                     1,213,070           20,973
ING Groep NV                                                                                            759,310           19,172
Royal Bank of Scotland Group PLC                                                                        610,000           17,637
Bank of Nova Scotia                                                                                     600,000           17,592
Svenska Handelsbanken Group, Class A                                                                    765,000           16,029
ORIX Corp.                                                                                              140,000           14,392
Kookmin Bank(1)                                                                                         390,000           12,351
Westpac Banking Corp.                                                                                   940,000           12,116
Unibanco-Uniao de Bancos Brasileiros SA units, (GDR)                                                    360,000            8,723
                                                                                                                         523,115


CONSUMER DISCRETIONARY -- 11.57%
Cie. Financiere Richemont AG, units, Class A                                                          2,683,006           74,402
Honda Motor Co., Ltd.                                                                                   604,500           29,367
Reed Elsevier Inc.                                                                                    3,229,900           28,379
Kingfisher PLC                                                                                        4,929,158           27,526
News Corp. Ltd. (ADR)                                                                                   462,000           15,186
News Corp. Ltd., preferred                                                                            1,163,785            9,205
News Corp. Ltd., preferred (ADR)                                                                         52,700            1,651
News Corp. Ltd.                                                                                         100,567              834
Hilton Group PLC                                                                                      4,323,100           21,674
Grupo Televisa, SA, ordinary participation certificates (ADR)                                           395,000           20,828
Dixons Group PLC                                                                                      6,342,341           19,619
Yamada Denki Co., Ltd.                                                                                  425,000           14,693
Suzuki Motor Corp.                                                                                      870,000           14,270
Mediaset SpA                                                                                          1,250,000           14,197
Bayerische Motoren Werke AG                                                                             340,000           13,984
Marui Co., Ltd.                                                                                       1,090,000           13,734
FAST RETAILING CO., LTD.                                                                                180,100           12,272
Industria de Diseno Textil, SA                                                                          492,777           12,186
Daiwa House Industry Co., Ltd.                                                                        1,090,000           10,680
Toyota Motor Corp.                                                                                      230,000            8,830
Continental AG                                                                                          156,130            8,492
Pearson PLC                                                                                             750,000            8,030
Sony Corp.                                                                                              200,000            6,841
Elsevier NV                                                                                             501,319            6,460
Nippon Television Network Corp.                                                                          42,000            6,366
Renault SA                                                                                               60,650            4,963
Publishing & Broadcasting Ltd.                                                                          375,000            3,735
Daito Trust Construction Co., Ltd.                                                                       76,000            3,084
Fuji Heavy Industries Ltd.                                                                              500,000            2,534
SET Satellite (Singapore) Pte. Ltd.(1),(2),(3)                                                          800,276            2,376
SET India Ltd.(1),(2),(3)                                                                                32,200            1,204
Kesa Electricals PLC                                                                                     96,950              497
KirchMedia GmbH & Co. KGaA, nonvoting(1),(2),(3)                                                        675,511               --
                                                                                                                         418,099

TELECOMMUNICATION SERVICES -- 11.42%
Telekom Austria AG                                                                                    5,944,899           83,327
Royal KPN NV                                                                                          6,692,300           50,145
Telefonica, SA                                                                                        3,053,402           45,720
Vodafone Group PLC                                                                                   17,300,000           41,448
France Telecom, SA                                                                                    1,575,000           39,259
Telenor ASA                                                                                           4,067,800           31,030
China Unicom Ltd.                                                                                    27,758,200           21,719
America Movil SA de CV, Series L (ADR)                                                                  480,000           18,734
Deutsche Telekom AG(1)                                                                                1,000,000           18,564
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                              39,025,000           17,704
KDDI Corp.                                                                                                3,594           17,493
Telefonos de Mexico, SA de CV, Class L (ADR)                                                            230,000            7,422
Telecom Italia SpA, nonvoting                                                                         3,000,000            6,896
COSMOTE Mobile Telecommunications SA                                                                    330,000            5,446
SK Telecom Co., Ltd. (ADR)                                                                              220,500            4,289
Singapore Telecommunications Ltd.                                                                     1,439,286            2,001
mm02 PLC(1)                                                                                             711,700            1,267
Bayan Telecommunications Holdings Corp., Class A(1),(2),(3)                                              43,010               --
Bayan Telecommunications Holdings Corp., Class B(1),(2),(3)                                              14,199               --
                                                                                                                         412,464

INFORMATION TECHNOLOGY -- 9.85%
Rohm Co., Ltd.                                                                                          440,700           44,423
Murata Manufacturing Co., Ltd.                                                                          838,900           40,449
Taiwan Semiconductor Manufacturing Co. Ltd.                                                          22,740,104           28,986
Tokyo Electron Ltd.                                                                                     541,000           26,430
Samsung Electronics Co., Ltd.                                                                            56,090           22,319
Hirose Electric Co., Ltd.                                                                               238,300           21,788
Samsung Electro-Mechanics Co., Ltd.(1)                                                                  830,000           21,273
Semiconductor Manufacturing International Corp.(1)                                                  101,000,000           20,080
Hoya Corp.                                                                                              183,400           19,271
Canon, Inc.                                                                                             378,000           17,813
Mediatek Incorporation                                                                                2,245,023           15,068
Samsung SDI Co., Ltd.                                                                                   123,940           12,222
Fujitsu Ltd.                                                                                          2,000,000           11,590
Nippon Electric Glass Co., Ltd.                                                                         500,000           11,144
Quanta Computer Inc. (GDR)(2)                                                                           787,907            6,815
Quanta Computer Inc.                                                                                  2,033,848            3,503
Hon Hai Precision Industry Co., Ltd.                                                                  2,759,996            9,506
STMicroelectronics NV                                                                                   450,000            7,761
TDK Corp.                                                                                                90,000            6,010
NEC Corp.                                                                                               925,000            5,545
Oki Electric Industry Co., Ltd.(1)                                                                      900,000            2,792
Orbotech Ltd.(1)                                                                                         67,200            1,175
                                                                                                                         355,963

HEALTH CARE -- 7.85%
Sanofi-Synthelabo                                                                                       817,400           59,317
Novo Nordisk A/S, Class B                                                                             1,056,000           57,855
Shionogi & Co., Ltd.                                                                                  2,933,000           42,133
AstraZeneca PLC (Sweden)                                                                                510,500           21,112
AstraZeneca PLC                                                                                         322,500           13,233
Fresenius Medical Care AG, preferred                                                                    519,000           28,279
UCB NV                                                                                                  478,924           25,512
Ranbaxy Laboratories Ltd.                                                                               588,000           13,993
Elan Corp., PLC (ADR)(1)                                                                                370,000            8,658
H. Lundbeck A/S                                                                                         420,953            7,629
Roche Holding AG                                                                                         53,000            5,488
Lumenis Ltd.(1)                                                                                         355,000              550
                                                                                                                         283,759

CONSUMER STAPLES -- 7.61%
Nestle SA                                                                                               253,070           58,093
Orkla AS                                                                                              2,037,942           56,421
Southcorp Ltd.(1)                                                                                    17,444,222           42,738
Royal Numico NV(1)                                                                                      944,900           30,105
Groupe Danone                                                                                           242,400           19,066
Unilever NV                                                                                             294,000           16,922
Heineken NV                                                                                             425,000           12,801
Wal-Mart de Mexico, SA de CV, Series V                                                                3,090,120           10,498
Woolworths Ltd.                                                                                         580,491            5,748
Coca-Cola HBC SA                                                                                        250,000            5,387
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                      1,600,000            4,696
AEON CO., LTD.                                                                                          123,000            1,985
AEON CO., LTD.(1),(3),(4)                                                                               123,000            1,985
Uni-Charm Corp.                                                                                          78,500            3,899
Nissin Food Products Co., Ltd.                                                                          100,000            2,461
Koninklijke Ahold NV(1)                                                                                 330,700            2,112
                                                                                                                         274,917

ENERGY -- 7.48%
Husky Energy Inc.                                                                                     2,250,000           54,973
Norsk Hydro AS                                                                                          575,000           41,937
"Shell" Transport and Trading Co., PLC                                                                3,015,000           22,148
"Shell" Transport and Trading Co., PLC (ADR)                                                            320,000           14,243
Canadian Natural Resources, Ltd.                                                                        800,000           32,058
Petro-Canada                                                                                            540,000           28,170
Oil & Natural Gas Corp. Ltd.                                                                          1,683,000           27,486
Nexen Inc.                                                                                              426,344           17,846
BG Group PLC                                                                                          2,140,000           14,383
Petroleo Brasileiro SA--Petrobras, ordinary nominative (ADR)                                            255,000            8,989
ENI SpA                                                                                                 350,000            7,849
                                                                                                                         270,082

MATERIALS -- 6.20%
Cia. Vale do Rio Doce, ordinary nominative, (ADR)                                                     1,345,500           30,233
Cia. Vale do Rio Doce, preferred nominative, Class A                                                    894,000           17,130
Nitto Denko Corp.                                                                                       949,900           43,814
Potash Corp. of Saskatchewan Inc.                                                                       370,000           23,743
Siam Cement PCL                                                                                       2,620,000           16,846
BHP Billiton PLC                                                                                      1,500,000           15,802
Holcim Ltd.                                                                                             285,714           15,101
Rio Tinto PLC                                                                                           487,500           13,124
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                       450,937           12,689
L'Air Liquide                                                                                            72,000           11,300
Gold Fields Ltd.                                                                                        679,000            9,243
WMC Resources Ltd                                                                                     2,304,495            8,980
Boral Ltd.                                                                                            1,231,117            6,167
                                                                                                                         224,172

INDUSTRIALS -- 4.62%
Adecco SA                                                                                               600,000           29,858
Yamato Transport Co., Ltd.                                                                            1,690,000           23,324
Qantas Airways Ltd.                                                                                   9,186,178           23,040
Asahi Glass Co., Ltd.                                                                                 2,120,000           19,345
Mitsubishi Corp.                                                                                      1,500,000           16,253
Toto Ltd.                                                                                             1,600,000           13,930
Brambles Industries Ltd.                                                                              2,000,000           10,294
Metso Oyj                                                                                               630,000            8,087
ASSA ABLOY AB, Class B                                                                                  500,000            6,269
FANUC LTD                                                                                               104,200            5,498
Johnson Electric Holdings Ltd.                                                                        5,000,000            4,906
Vedior NV                                                                                               270,200            4,180
Volvo AB, Class B                                                                                        39,425            1,392
Securitas AB, Class B                                                                                    55,000              733
                                                                                                                         167,109

UTILITIES -- 2.38%
Scottish Power PLC                                                                                    4,487,424           34,347
National Grid Transco PLC                                                                             2,100,000           17,738
E.ON AG                                                                                                 215,000           15,869
Gas Natural SDG, SA                                                                                     371,700            9,191
Hong Kong and China Gas Co. Ltd.                                                                      4,700,000            8,772
                                                                                                                          85,917

MISCELLANEOUS -- 2.93%
Other common stocks in initial period of acquisition                                                                 $   105,897


TOTAL COMMON STOCKS (cost: $2,568,700,000)                                                                             3,121,494


                                                                                                      Shares or
CONVERTIBLE SECURITIES -- 0.28%                                                                principal amount

FINANCIALS -- 0.18%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units(2)                                                                                         360,000,000            6,607

TELECOMMUNICATION SERVICES -- 0.10%
COLT Telecom Group PLC 2.00% convertible note 2006(2)                                        Euro     2,400,000            3,415


TOTAL CONVERTIBLE SECURITIES (cost: $6,941,000)                                                                           10,022


                                                                                               Principal amount
SHORT-TERM SECURITIES -- 13.39%                                                                           (000)

HBOS Treasury Services PLC 1.59% due 10/27/2004                                                         $40,000           39,951
CBA (Delaware) Finance Inc. 1.50% due 10/12/2004                                                         34,875           34,857
UBS Finance (Delaware) LLC 1.88% due 10/1/2004                                                           33,300           33,298
European Investment Bank 1.56% due 10/27/2004                                                            25,000           24,970
Bank of Montreal 1.73% due 11/16/2004                                                                    25,000           24,942
Bank of America Corp. 1.62% due 10/28/2004                                                               24,000           23,970
DaimlerChrysler Revolving Auto Conduit LLC 1.70% due 10/13/2004                                          23,750           23,735
Sheffield Receivables Corp. 1.66% due 10/5/2004(2)                                                       21,500           21,495
Spintab AB (Swedmortgage) 1.73%-1.77% due 11/1/2004                                                      21,100           21,067
Barton Capital Corp. 1.68% due 10/4/2004(2)                                                              20,000           19,996
Royal Bank of Scotland PLC 1.61% due 10/14/2004                                                          18,600           18,588
Caisse d'Amortissement de la Dette Sociale 1.74% due 11/15/2004                                          17,600           17,561
Old Line Funding, LLC 1.55% due 10/7/2004(2)                                                             17,078           17,073
CDC Commercial Paper Corp. 1.56%-1.80% due 10/25-11/17/2004(2)                                           16,956           16,928
BMW U.S. Capital Corp. 1.75% due 10/15/2004(2)                                                           16,900           16,888
Dexia Delaware LLC 1.745% due 10/21/2004                                                                 16,400           16,383
Stadshypotek Delaware Inc. 1.62% due 10/25/2004(2)                                                       15,700           15,682
Danske Corp. 1.79% due 11/22/2004                                                                        15,600           15,559
Federal Home Loan Bank 1.60% due 10/29/2004                                                              15,100           15,081
Amsterdam Funding Corp. 1.60% due 10/8/2004(2)                                                           14,300           14,295
U.S. Treasury Bills 1.56% due 10/7/2004                                                                  10,000            9,997
American Honda Finance Corp. 1.75% due 11/3/2004                                                         10,000            9,984
Abbott Laboratories Inc. 1.59% due 11/9/2004(2)                                                          10,000            9,981
Coca-Cola Co. 1.56% due 10/26/2004                                                                        9,000            8,990
Total Capital SA 1.74% due 10/14/2004(2)                                                                  6,500            6,496
Freddie Mac 1.58% due 10/26/2004(5)                                                                       6,000            5,993

TOTAL SHORT-TERM SECURITIES (cost: $483,765,000)                                                                         483,760


TOTAL INVESTMENT SECURITIES (cost: $3,059,406,000)                                                                    $3,615,276
Other assets less liabilities                                                                                             (2,200)

NET ASSETS                                                                                                            $3,613,076


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $184,138,000, which represented 5.10% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) This security has been authorized but has not yet been issued.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                               $   670,632
Gross unrealized depreciation on investment securities                                                                  (130,406)
Net unrealized appreciation on investment securities                                                                     540,226
Cost of investment securities for federal income tax purposes                                                          3,077,786



NEW WORLD FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 79.15%                                                                                  Shares            (000)

CONSUMER STAPLES -- 12.12%
Avon Products, Inc.                                                                                     125,600         $  5,486
Oriflame Cosmetics SA(1)                                                                                220,000            4,972
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                       170,000            3,808
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                             84,000            2,835
Wal-Mart de Mexico, SA de CV, Series V                                                                  200,000              679
Orkla AS                                                                                                 96,142            2,662
Nestle India Ltd.                                                                                       213,300            2,485
Fomento Economico Mexicano, SA de CV (ADR)                                                               52,000            2,297
Anheuser-Busch Companies, Inc.                                                                           45,000            2,248
Unilever NV                                                                                              31,500            1,813
Unilever PLC                                                                                            215,000            1,752
PepsiCo, Inc.                                                                                            33,900            1,649
Nestle SA                                                                                                 6,655            1,528
Migros Turk TAS                                                                                     237,147,000            1,318
Groupe Danone                                                                                            14,982            1,178
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                        400,000            1,174
Controladora Comercial Mexicana, SA de CV, units                                                        970,000            1,094
Hindustan Lever Ltd.                                                                                    360,000              984
Heineken NV                                                                                              31,250              941
Coca-Cola Co.                                                                                            22,000              881
Coca-Cola HBC SA                                                                                         40,000              862
                                                                                                                          42,646

MATERIALS -- 11.51%
Cia. Vale do Rio Doce, Class A, preferred nominative                                                    183,000            3,506
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                         65,700            1,476
Cia. Vale do Rio Doce, preferred nominative, Class A                                                     30,000              575
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                              130,000            4,491
Harmony Gold Mining Co. Ltd.                                                                            305,000            4,180
Phelps Dodge Corp.                                                                                       45,000            4,141
Associated Cement Companies Ltd.                                                                        470,000            2,738
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                        96,225            2,708
Cheung Kong Infrastructure Holdings Ltd.                                                                940,000            2,430
Siam Cement PCL                                                                                         308,000            1,980
AngloGold Ashanti Ltd.                                                                                   49,500            1,919
Ivanhoe Mines Ltd.(1)                                                                                   303,100            1,708
BHP Billiton PLC                                                                                        142,664            1,503
Holcim Ltd.                                                                                              24,000            1,269
Freeport-McMoRan Copper & Gold Inc., Class B                                                             31,000            1,256
Sappi Ltd.                                                                                               76,000            1,082
Anglo American PLC                                                                                       29,467              706
Aracruz Celulos SA, Class B, preferred nominative (ADR)                                                  21,300              705
Hyosung Corp.                                                                                            64,896              660
Asian Paints Ltd. (India)                                                                                77,900              549
Formosa Plastics Corp.                                                                                  312,700              488
Siam City Cement PCL                                                                                     80,000              410
                                                                                                                          40,480

FINANCIALS -- 11.34%
Housing Development Finance Corp. Ltd.                                                                  407,100            5,429
Housing Development Finance Corp. Ltd.(2)                                                                28,000              373
OTP Bank Rt.                                                                                            240,000            5,381
Erste Bank der oesterreichischen Sparkassen AG                                                           95,600            3,980
PT Bank Rakyat Indonesia                                                                             17,108,150            3,834
HSBC Holdings PLC (United Kingdom)                                                                      185,400            2,949
Bank Polska Kasa Opieki SA                                                                               66,000            2,255
Bank Zachodni WBK SA                                                                                     89,697            2,112
Allied Irish Banks, PLC                                                                                 101,675            1,706
HDFC Bank Ltd.                                                                                          186,500            1,634
Banco Itau Holding Financeira SA, preferred nominative                                               14,400,000            1,599
ICICI Bank Ltd.                                                                                         229,174            1,430
ICICI Bank Ltd. (ADR)                                                                                     8,000              110
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                     60,000            1,454
American International Group, Inc.                                                                       20,000            1,360
Itausa -- Investimentos Itau SA, preferred nominative                                                   896,838            1,198
United Overseas Bank Ltd.                                                                               100,000              814
Kookmin Bank(1)                                                                                          23,000              728
Bank of the Philippine Islands                                                                          644,616              522
SM Prime Holdings, Inc.                                                                               4,610,000              517
PICC Property and Casualty Co. Ltd., Class H(1)                                                       1,388,200              490
                                                                                                                          39,875

INFORMATION TECHNOLOGY -- 9.02%
Mediatek Incorporation                                                                                  661,342            4,439
NHN Corp.                                                                                                52,000            4,351
Kingboard Chemical Holdings Ltd.                                                                      1,690,000            3,468
Hon Hai Precision Industry Co., Ltd.                                                                    745,095            2,566
Optimax Technology Corp.                                                                                900,000            2,027
Venture Corp. Ltd.                                                                                      201,000            1,970
Motorola, Inc.                                                                                          100,000            1,804
Uniden Corp.                                                                                             80,000            1,685
QUALCOMM Inc.                                                                                            42,000            1,640
Sunplus Technology Co., Ltd.                                                                            990,000            1,408
ASE Test Ltd.(1)                                                                                        239,800            1,259
Samsung SDI Co., Ltd.                                                                                    10,680            1,053
Samsung Electronics Co., Ltd.                                                                             2,000              796
Samsung Electro-Mechanics Co., Ltd.(1)                                                                   26,000              666
Quanta Computer Inc.                                                                                    234,831              404
Quanta Computer Inc. (GDR)(2)                                                                            27,510              238
Sabre Holdings Corp., Class A                                                                            24,155              593
NetEase.com, Inc. (ADR)(1)                                                                               15,000              569
SINA Corp.(1)                                                                                            16,000              408
Sohu.com Inc.(1)                                                                                         24,000              399
                                                                                                                          31,743

TELECOMMUNICATION SERVICES -- 8.99%
Portugal Telecom, SGPS, SA                                                                              305,000         $  3,362
Philippine Long Distance Telephone Co.(1)                                                               130,000            3,229
China Unicom Ltd.                                                                                     4,108,000            3,214
Telefonica, SA                                                                                          204,172            3,057
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                               6,040,000            2,740
America Movil SA de CV, Series L (ADR)                                                                   70,000            2,732
Partner Communications Co. Ltd.(1)                                                                      375,500            2,545
Partner Communications Co. Ltd (ADR)(1)                                                                  10,000               69
Maxis Communications Bhd.                                                                               969,000            2,167
GLOBE TELECOM, Inc.                                                                                      82,000            1,591
CESKY TELECOM, AS                                                                                       102,780            1,366
Magyar Tavkozlesi Rt. (ADR)                                                                              60,000            1,226
China Mobile (Hong Kong) Ltd. (China)                                                                   330,000            1,003
KT Corp. (ADR)                                                                                           50,000              904
Telefonos de Mexico, SA de CV, Class L (ADR)                                                             25,000              807
Cia. de Telecomunicaciones de Chile SA (ADR)                                                             60,000              665
Telenor ASA                                                                                              83,700              638
Advanced Info Service PCL                                                                               122,000              295
                                                                                                                          31,610

INDUSTRIALS -- 7.04%
Daelim Industrial Co., Ltd.                                                                             144,000            6,193
Bharat Heavy Electricals Ltd.                                                                           375,000            4,692
3M Co.                                                                                                   45,400            3,631
Laureate Education, Inc.(1)                                                                              75,000            2,792
AGCO Corp.(1)                                                                                           120,000            2,714
Kumgang Korea Chemical Co., Ltd.                                                                         18,000            2,049
Asahi Glass Co., Ltd.                                                                                   140,000            1,277
Hyundai Development Co.                                                                                  70,000              763
Johnson Electric Holdings Ltd.                                                                          667,000              654
                                                                                                                          24,765

CONSUMER DISCRETIONARY -- 6.69%
Honda Motor Co., Ltd.                                                                                    94,000            4,567
Astro All Asia Networks PLC(1)                                                                        3,478,100            4,467
Suzuki Motor Corp.                                                                                      193,000            3,166
Grupo Televisa, SA, ordinary participation certificates (ADR)                                            53,900            2,842
Kia Motors Corp.                                                                                        200,000            1,842
Makita Corp.                                                                                            130,000            1,840
LG Electronics Inc.                                                                                      29,680            1,707
Li & Fung Ltd.                                                                                          806,000            1,158
Toyota Motor Corp.                                                                                       29,500            1,133
Maruti Udyog Ltd.                                                                                        59,000              456
Koninklijke Philips Electronics NV                                                                       16,000              367
                                                                                                                          23,545

HEALTH CARE -- 4.04%
Ranbaxy Laboratories Ltd.                                                                               179,000            4,260
Novo Nordisk A/S, Class B                                                                                59,060            3,236
Dr. Reddy's Laboratories Ltd.                                                                           120,000            1,928
PLIVA d.d. (GDR)                                                                                        120,000            1,800
Teva Pharmaceutical Industries Ltd. (ADR)                                                                64,000            1,661
AstraZeneca PLC (Sweden)                                                                                 31,800            1,315
Lumenis Ltd.(1)                                                                                          13,000               20
                                                                                                                          14,220

ENERGY -- 3.35%
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                           90,000            3,173
Harvest Natural Resources, Inc.(1)                                                                      125,000            2,075
Pogo Producing Co.                                                                                       32,000            1,518
Noble Energy, Inc.                                                                                       23,000            1,340
Nexen Inc.                                                                                               31,460            1,317
"Shell" Transport and Trading Co., PLC (ADR)                                                             25,000            1,113
Sasol Ltd.                                                                                               50,000              937
China Oilfield Services Ltd., Class H                                                                 1,093,300              323
                                                                                                                          11,796

UTILITIES -- 2.64%
Gas Natural SDG, SA                                                                                     160,600            3,971
AES Corp.(1)                                                                                            200,000            1,998
Reliance Energy Ltd.                                                                                    138,722            1,910
GAIL Ltd. (India)                                                                                       338,000            1,405
                                                                                                                           9,284

MISCELLANEOUS -- 2.41%
Other common stocks in initial period of acquisition                                                                       8,459


TOTAL COMMON STOCKS (cost: $219,628,000)                                                                                 278,423


RIGHTS AND WARRANTS -- 0.01%

MISCELLANEOUS -- 0.01%
Other rights and warrants in initial period of acquisition                                                                    16


TOTAL RIGHTS AND WARRANTS (cost: $0)                                                                                          16


CONVERTIBLE SECURITIES -- 0.34%

FINANCIALS -- 0.34%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(1)                            KRW 1,940,000,000            1,198


TOTAL CONVERTIBLE SECURITIES (cost: $1,637,000)                                                                            1,198


                                                                                               Principal amount
BONDS AND NOTES -- 11.18%                                                                                 (000)

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 10.69%
Russian Federation 8.25% 2010                                                                            $4,200            4,578
Russian Federation 5.00% 2030(2),(3)                                                                      3,406            3,295
Russian Federation 5.00% 2030(4)                                                                            750              726
Russian Federation 8.25% 2010(2)                                                                            366              399
United Mexican States Government 8.00% 2023                                                         MXP  22,399            1,555
United Mexican States Government 9.875% 2010                                                             $1,125            1,390
United Mexican States Government Eurobonds 11.375% 2016                                                     908            1,339
United Mexican States Government Global 8.625% 2008                                                       1,154            1,324
United Mexican States Government Eurobonds, Global 6.375% 2013                                            1,000            1,055
United Mexican States Government Global 10.375% 2009                                                        750              924
United Mexican States Government, Series MI10, 8.00% 2013                                            MXP  6,602              510
Brazil (Federal Republic of) Global 9.25% 2010                                                           $1,700            1,832
Brazil (Federal Republic of) Global 10.125% 2027                                                          1,175            1,251
Brazil (Federal Republic of) Bearer 8.00% 2014(5)                                                         1,261            1,247
Brazil (Federal Republic of) 14.50% 2009                                                                    450              583
Brazil (Federal Republic of) 11.00% 2040                                                                    375              421
Brazil (Federal Republic of) 2.125% 2009(3)                                                                 291              286
Panama (Republic of) 8.25% 2008                                                                           2,000            2,210
Panama (Republic of) Global 9.375% 2029                                                                     905            1,018
Panama (Republic of) Global 9.375% 2023                                                                     723              792
Panama (Republic of) Global 9.625% 2011                                                                      65               75
Panama (Republic of) 9.375% 2012                                                                             65               74
Peru (Republic of) 9.125% 2012                                                                            1,250            1,406
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(3)                                                 814              747
Peru (Republic of) 8.375% 2016                                                                              675              705
Philippines (Republic of) 8.375% 2009                                                                     1,665            1,790
Philippines (Republic of) Global 10.625% 2025                                                               750              804
Turkey (Republic of) 11.875% 2030                                                                         1,225            1,697
Turkey (Republic of) Treasury Bill 0% 2004                                                     TRL  700,000,000              460
Turkey (Republic of) Treasury Bill 0% 2005                                                     TRL  750,000,000              419
Colombia (Republic of) 10.00% 2012                                                                       $1,200            1,336
Colombia (Republic of) Global 10.75% 2013                                                                   560              645
Argentina (Republic of) Global 12.25% 2018(5),(6)                                                         1,050              314
Argentina (Republic of) Global 7.00%/15.50% 2008(4),(6)                                                     389              119
Argentina (Republic of) Global 12.00% 2031(5),(6)                                                           305               91
Venezuela (Republic of) 9.25% 2027                                                                          200              198
                                                                                                                          37,615

UTILITIES -- 0.22%
AES Gener SA 7.50% 2014(2)                                                                                  400              404
Enersis SA 7.375% 2014                                                                                      350              368
                                                                                                                             772

TELECOMMUNICATION SERVICES -- 0.11%
Cellco Finance NV 12.75% 2005                                                                               350              374

ENERGY -- 0.08%
Petrozuata Finance, Inc., Series B, 8.22% 2017(2)                                                           200              198
Petrozuata Finance, Inc., Series B, 8.22% 2017                                                              100               99
                                                                                                                             297

MATERIALS -- 0.08%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010(7)                                                         250              284


TOTAL BONDS AND NOTES (cost: $36,232,000)                                                                                 39,342


                                                                                               Principal amount     Market value
SHORT-TERM SECURITIES -- 8.97%                                                                            (000)            (000)

Stadshypotek Delaware Inc. 1.62%-1.74% due 10/25/2004(2)                                                 $8,800       $    8,790
Freddie Mac 1.63% due 11/3/2004                                                                           7,900            7,887
RIO TINTO 1.70%-1.77% due 10/4-10/14/2004(2)                                                              6,200            6,198
Amsterdam Funding Corp. 1.60% due 10/8/2004(2)                                                            3,200            3,199
UBS Finance (Delaware) LLC 1.88% due 10/1/2004                                                            3,000            3,000
DaimlerChrysler Revolving Auto Conduit LLC 1.66% due 10/5/2004                                            2,500            2,499


TOTAL SHORT-TERM SECURITIES (cost: $31,574,000)                                                                           31,573


TOTAL INVESTMENT SECURITIES (cost: $289,071,000)                                                                         350,552
Other assets less liabilities                                                                                              1,233

NET ASSETS                                                                                                              $351,785


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $23,094,000, which represented 6.57% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Step bond; coupon rate will increase at a later date.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Scheduled interest payments not made; reorganization pending.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                 $  71,923
Gross unrealized depreciation on investment securities                                                                   (13,994)
Net unrealized appreciation on investment securities                                                                      57,929
Cost of investment securities for federal income tax purposes                                                            292,887




BLUE CHIP INCOME AND GROWTH FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 91.17%                                                                                  Shares            (000)

FINANCIALS -- 17.95%
Fannie Mae                                                                                            1,530,000        $  97,002
Capital One Financial Corp.                                                                             700,000           51,730
J.P. Morgan Chase & Co.                                                                               1,215,000           48,272
American International Group, Inc.                                                                      450,000           30,595
Bank of America Corp.                                                                                   699,990           30,331
MBNA Corp.                                                                                            1,000,000           25,200
SLM Corp.                                                                                               420,000           18,732
AFLAC Inc.                                                                                              435,000           17,056
XL Capital Ltd., Class A                                                                                225,000           16,648
HSBC Holdings PLC (ADR) (United Kingdom)                                                                200,000           15,960
Jefferson-Pilot Corp.                                                                                   250,000           12,415
Bank of New York Co., Inc.                                                                              400,000           11,668
Wells Fargo & Co.                                                                                       100,000            5,963
                                                                                                                         381,572

CONSUMER DISCRETIONARY -- 14.77%
General Motors Corp.                                                                                  1,800,000           76,464
Target Corp.                                                                                          1,470,000           66,517
Lowe's Companies, Inc.                                                                                  645,000           35,056
Mattel, Inc.                                                                                          1,900,000           34,447
Kohl's Corp. (1)                                                                                        410,000           19,758
McDonald's Corp.                                                                                        650,000           18,220
TJX Companies, Inc.                                                                                     750,000           16,530
Harley-Davidson Motor Co.                                                                               250,000           14,860
Carnival Corp., units                                                                                   275,000           13,005
Limited Brands, Inc.                                                                                    525,000           11,702
Time Warner Inc.(1)                                                                                     450,000            7,263
                                                                                                                         313,822

HEALTH CARE -- 13.65%
Cardinal Health, Inc.                                                                                 1,350,000           59,089
Aetna Inc.                                                                                              575,000           57,460
AstraZeneca PLC (ADR) (United Kingdom)                                                                1,190,000           48,945
HCA Inc.                                                                                              1,100,000           41,965
Bristol-Myers Squibb Co.                                                                              1,300,000           30,771
Eli Lilly and Co.                                                                                       380,000           22,819
Schering-Plough Corp.                                                                                   750,000           14,295
Pfizer Inc                                                                                              300,000            9,180
Applera Corp. -- Applied Biosystems Group                                                               300,000            5,661
                                                                                                                         290,185

ENERGY -- 9.45%
ChevronTexaco Corp.                                                                                   1,200,000        $  64,368
Marathon Oil Corp.                                                                                      900,000           37,152
Exxon Mobil Corp.                                                                                       600,000           28,998
Schlumberger Ltd.                                                                                       395,000           26,587
Royal Dutch Petroleum Co. (New York registered)                                                         400,000           20,640
ConocoPhillips                                                                                          150,000           12,428
Unocal Corp.                                                                                            250,000           10,750
                                                                                                                         200,923

INFORMATION TECHNOLOGY -- 9.44%
Hewlett-Packard Co.                                                                                   4,000,000           75,000
International Business Machines Corp.                                                                   445,000           38,154
Texas Instruments Inc.                                                                                1,250,000           26,600
Microsoft Corp.                                                                                         450,000           12,443
Applied Materials, Inc.(1)                                                                              700,000           11,543
EMC Corp.(1)                                                                                          1,000,000           11,540
Automatic Data Processing, Inc.                                                                         250,000           10,330
Electronic Data Systems Corp.                                                                           400,000            7,756
Cisco Systems, Inc.(1)                                                                                  400,000            7,240
                                                                                                                         200,606

INDUSTRIALS -- 7.99%
General Electric Co.                                                                                  1,640,000           55,071
United Technologies Corp.                                                                               330,000           30,815
United Parcel Service, Inc., Class B                                                                    400,000           30,368
Caterpillar Inc.                                                                                        170,000           13,677
Southwest Airlines Co.                                                                                1,000,000           13,620
Deere & Co.                                                                                             200,000           12,910
Emerson Electric Co.                                                                                    150,000            9,284
Pitney Bowes Inc.                                                                                        90,000            3,969
                                                                                                                         169,714

CONSUMER STAPLES -- 5.80%
Unilever NV (New York registered)                                                                       900,000           52,020
Walgreen Co.                                                                                            480,000           17,198
General Mills, Inc.                                                                                     375,000           16,838
Kimberly-Clark Corp.                                                                                    255,000           16,470
PepsiCo, Inc.                                                                                           250,000           12,162
Kraft Foods Inc., Class A                                                                               180,000            5,710
H.J. Heinz Co.                                                                                           80,000            2,882
                                                                                                                         123,280

TELECOMMUNICATION SERVICES -- 5.38%
Sprint Corp. -- FON Group                                                                             1,750,000           35,228
Verizon Communications Inc.                                                                             600,000           23,628
SBC Communications Inc.                                                                                 875,000           22,706
BellSouth Corp.                                                                                         750,000           20,340
AT&T Corp.                                                                                              870,000           12,458
                                                                                                                         114,360

MATERIALS -- 3.52%
Dow Chemical Co.                                                                                        600,000           27,108
Alcoa Inc.                                                                                              700,000           23,513
Weyerhaeuser Co.                                                                                        200,000           13,296
Air Products and Chemicals, Inc.                                                                        200,000           10,876
                                                                                                                          74,793

UTILITIES -- 1.18%
FPL Group, Inc.                                                                                         200,000     $     13,664
Duke Energy Corp.                                                                                       260,000            5,951
Xcel Energy Inc.                                                                                        250,000            4,330
FirstEnergy Corp.                                                                                        25,901            1,064
                                                                                                                          25,009

MISCELLANEOUS -- 2.04%
Other common stocks in initial period of acquisition                                                                      43,316


TOTAL COMMON STOCKS (cost: $1,727,599,000)                                                                             1,937,580


                                                                                               Principal amount
SHORT-TERM SECURITIES -- 9.82%                                                                            (000)

IBM Capital Inc. 1.66% due 10/20/2004(2)                                                                $25,000           24,977
Coca-Cola Co. 1.52%-1.53% due 10/4-10/25/2004                                                            19,700           19,686
U.S. Treasury Bills 1.39%-1.56% due 10/7-10/28/2004                                                      17,000           16,988
Anheuser-Busch Cos. Inc. 1.48%-1.85% due 10/1-12/28/2004(2)                                              13,900           13,859
Netjets Inc. 1.52%-1.73% due 10/6-10/15/2004(2)                                                          13,000           12,996
Minnesota Mining and Manufacturing Co. 1.60% due 10/8-10/12/2004                                         11,100           11,095
Wal-Mart Stores Inc. 1.61% due 11/2/2004(2)                                                              10,000            9,985
Variable Funding Capital Corp. 1.71% due 11/9/2004(2)                                                    10,000            9,981
DuPont (E.I.) de Nemours & Co. 1.59%-1.61% due 10/12-10/13/2004                                           9,900            9,894
General Electric Capital Corp. 1.86% due 10/1/2004                                                        9,100            9,100
CAFCO, LLC 1.53% due 10/1/2004(2)                                                                         8,700            8,700
Abbott Laboratories Inc. 1.61% due 10/21/2004(2)                                                          6,700            6,694
Tenessee Valley Authority 1.54% due 10/14/2004                                                            6,200            6,196
Federal Home Loan Bank 1.57% due 10/7/2004                                                                5,600            5,598
International Bank for Reconstruction and Development 1.76% due 12/2/2004                                 5,500            5,483
Park Avenue Receivables Corp. 1.60% due 10/4/2004(2)                                                      5,200            5,199
Three Pillars Funding, Corp. 1.68% due 10/12/2004(2)                                                      5,000            4,997
Hershey Foods Corp. 1.65% due 10/15/2004(2)                                                               5,000            4,997
Bellsouth Corp. 1.74% due 10/22/2004(2)                                                                   4,900            4,895
Gannett Co. 1.73% due 10/20/2004(2)                                                                       4,500            4,496
Caterpillar Financial Services Corp. 1.74% due 10/19/2004(2)                                              4,000            3,996
Federal Farm Credit Banks 1.57% due 10/7/2004                                                             3,600            3,599
Triple-A One Funding Corp. 1.60% due 10/8/2004(2)                                                         2,287            2,286
Procter & Gamble Co. 1.72% due 11/1/2004(2)                                                               2,000            1,997
Eli Lilly and Co. 1.54% due 10/18/2004(2)                                                                 1,100            1,099
                                                                                                                         208,793


TOTAL SHORT-TERM SECURITIES (cost: $208,795,000)                                                                         208,793


TOTAL INVESTMENT SECURITIES (cost: $1,936,394,000)                                                                     2,146,373
Other assets less liabilities                                                                                            (21,184)

NET ASSETS                                                                                                            $2,125,189


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.The total value of all such restricted securities was $12,154,000, which represented 5.70% of the net assets of the fund.

ADR = American Depositary Receipts


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                               $   259,926
Gross unrealized depreciation on investment securities                                                                   (51,773)
Net unrealized appreciation on investment securities                                                                     208,153
Cost of investment securities for federal income tax purposes                                                          1,938,220




GROWTH-INCOME FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 85.12%                                                                                  Shares            (000)

FINANCIALS -- 13.97%
Fannie Mae                                                                                            4,550,000      $   288,470
J.P. Morgan Chase & Co.                                                                               5,429,475          215,713
American International Group, Inc.                                                                    2,950,000          200,570
Capital One Financial Corp.                                                                           1,850,000          136,715
Bank of America Corp.                                                                                 3,068,364          132,952
Wells Fargo & Co.                                                                                     2,090,000          124,627
Bank of New York Co., Inc.                                                                            3,575,000          104,283
St. Paul Travelers Companies, Inc.                                                                    3,000,000           99,180
Citigroup Inc.                                                                                        2,041,050           90,051
Freddie Mac                                                                                           1,365,000           89,053
HSBC Holdings PLC (ADR) (United Kingdom)                                                              1,086,050           86,667
Washington Mutual, Inc.                                                                               2,000,000           78,160
Marsh & McLennan Companies, Inc.                                                                      1,300,000           59,488
Allstate Corp.                                                                                        1,210,000           58,068
XL Capital Ltd., Class A                                                                                780,000           57,712
MBNA Corp.                                                                                            2,000,000           50,400
SunTrust Banks, Inc.                                                                                    700,000           49,287
Manulife Financial Corp.                                                                              1,000,000           43,790
American Express Co.                                                                                    700,000           36,022
City National Corp.                                                                                     535,000           34,748
Jefferson-Pilot Corp.                                                                                   660,000           32,776
Genworth Financial, Inc., Class A(1)                                                                  1,200,000           27,960
Providian Financial Corp.(1)                                                                          1,750,000           27,195
Wachovia Corp.                                                                                          555,000           26,057
Principal Financial Group, Inc.                                                                         500,000           17,985
UnumProvident Corp.                                                                                   1,000,000           15,690
Royal & Sun Alliance Insurance Group PLC                                                              5,100,000            6,606
                                                                                                                       2,190,225

INFORMATION TECHNOLOGY -- 13.23%
Hewlett-Packard Co.                                                                                  10,850,000          203,437
International Business Machines Corp.                                                                 2,035,000          174,481
Microsoft Corp.                                                                                       6,005,000          166,038
Flextronics International Ltd.(1)                                                                    11,600,000          153,700
Cisco Systems, Inc.(1)                                                                                8,142,600          147,381
Yahoo! Inc.(1)                                                                                        3,950,000          133,944
Texas Instruments Inc.                                                                                5,850,000          124,488
First Data Corp.                                                                                      2,310,000          100,485
ASML Holding NV(1)                                                                                    5,000,000           64,367
ASML Holding NV (New York registered)(1)                                                              1,500,000           19,305
Applied Materials, Inc.(1)                                                                            4,660,000           76,843
Intel Corp.                                                                                           3,500,000           70,210
Oracle Corp.(1)                                                                                       6,210,000           70,049
EMC Corp.(1)                                                                                          5,000,200           57,702
Micron Technology, Inc.(1)                                                                            4,200,000           50,526
Ceridian Corp.(1)                                                                                     2,545,000           46,853
Electronic Data Systems Corp.                                                                         2,215,000           42,949
Sanmina-SCI Corp.(1)                                                                                  5,500,000           38,775
Dell Inc.(1)                                                                                          1,000,000           35,600
Automatic Data Processing, Inc.                                                                         800,000           33,056
Analog Devices, Inc.                                                                                    800,000           31,024
Solectron Corp.(1)                                                                                    6,250,000           30,937
Teradyne, Inc.(1)                                                                                     1,925,000           25,795
Avnet, Inc.(1)                                                                                        1,500,000           25,680
Jabil Circuit, Inc.(1)                                                                                1,000,000           23,000
Sabre Holdings Corp., Class A                                                                           900,000           22,077
Taiwan Semiconductor Manufacturing Co. Ltd.                                                          17,113,003           21,813
Nokia Corp. (ADR)                                                                                     1,425,000           19,551
Advanced Micro Devices, Inc.(1)                                                                       1,500,000           19,500
PeopleSoft, Inc.(1)                                                                                     800,000           15,880
Altera Corp.(1)                                                                                         700,000           13,699
KLA-Tencor Corp.(1)                                                                                     300,000           12,444
LSI Logic Corp.(1)                                                                                      581,800            2,508
Maxim Integrated Products, Inc.                                                                          17,200              727
                                                                                                                       2,074,824

CONSUMER DISCRETIONARY -- 11.65%
Lowe's Companies, Inc.                                                                                3,880,000          210,878
Target Corp.                                                                                          3,750,000          169,687
Kohl's Corp.(1)                                                                                       3,300,000          159,027
Time Warner Inc.(1)                                                                                   9,120,000          147,197
Magna International Inc., Class A                                                                     1,540,000          114,083
Best Buy Co., Inc.                                                                                    1,900,000          103,056
Garmin Ltd.                                                                                           1,992,400           86,171
News Corp. Ltd., preferred (ADR)                                                                      2,455,000           76,915
Carnival Corp., units                                                                                 1,582,100           74,818
Dollar General Corp.                                                                                  3,250,000           65,487
Home Depot, Inc.                                                                                      1,200,000           47,040
Federated Department Stores, Inc.                                                                     1,020,000           46,339
Dana Corp.                                                                                            2,606,800           46,114
eBay Inc.(1)                                                                                            500,000           45,970
General Motors Corp.                                                                                  1,050,000           44,604
Harley-Davidson Motor Co.                                                                               700,000           41,608
VF Corp.                                                                                                800,000           39,560
Limited Brands, Inc.                                                                                  1,725,000           38,450
Clear Channel Communications, Inc.                                                                    1,065,000           33,196
Walt Disney Co.                                                                                       1,400,000           31,570
NIKE, Inc., Class B                                                                                     390,000           30,732
Gannett Co., Inc.                                                                                       350,000           29,316
Jones Apparel Group, Inc.                                                                               800,000           28,640
Interpublic Group of Companies, Inc.(1)                                                               2,395,500           25,368
Starbucks Corp.(1)                                                                                      490,000           22,275
Mattel, Inc.                                                                                          1,000,000           18,130
IAC/InterActiveCorp(1)                                                                                  820,000           18,056
Fox Entertainment Group, Inc., Class A(1)                                                               500,000           13,870
May Department Stores Co.                                                                               400,000           10,252
Dow Jones & Co., Inc.                                                                                   197,800            8,033
                                                                                                                       1,826,442

HEALTH CARE -- 10.49%
Eli Lilly and Co.                                                                                     2,835,000      $   170,242
WellPoint Health Networks Inc., Class A(1)                                                            1,300,000          136,617
Aetna Inc.                                                                                            1,250,000          124,912
AstraZeneca PLC (ADR)                                                                                 2,572,050          105,788
AstraZeneca PLC (Sweden)                                                                                292,000           12,076
Pfizer Inc                                                                                            3,491,500          106,840
Biogen Idec Inc.(1)                                                                                   1,741,250          106,512
Abbott Laboratories                                                                                   2,000,000           84,720
St. Jude Medical, Inc.(1)                                                                             1,071,400           80,644
Bristol-Myers Squibb Co.                                                                              3,080,000           72,904
Johnson & Johnson                                                                                     1,100,000           61,963
Cardinal Health, Inc.                                                                                 1,350,000           59,089
Forest Laboratories, Inc.(1)                                                                          1,234,800           55,541
Guidant Corp.                                                                                           800,000           52,832
Smith & Nephew PLC                                                                                    5,735,000           52,779
McKesson Corp.                                                                                        2,000,000           51,300
Medco Health Solutions, Inc.(1)                                                                       1,477,953           45,669
Becton, Dickinson and Co.                                                                               770,000           39,809
CIGNA Corp.                                                                                             555,000           38,645
HCA Inc.                                                                                              1,000,000           38,150
Schering-Plough Corp.                                                                                 1,844,800           35,162
Applera Corp. -- Applied Biosystems Group                                                             1,784,600           33,675
Service Corp. International(1)                                                                        4,600,000           28,566
Amgen Inc.(1)                                                                                           500,000           28,340
Merck & Co., Inc.                                                                                       556,000           18,348
Sepracor Inc.(1)                                                                                         73,887            3,604
                                                                                                                       1,644,727

INDUSTRIALS -- 10.00%
General Electric Co.                                                                                  5,305,000          178,142
Tyco International Ltd.                                                                               5,100,000          156,366
Norfolk Southern Corp.                                                                                3,851,200          114,535
United Technologies Corp.                                                                             1,200,000          112,056
Lockheed Martin Corp.                                                                                 2,000,000          111,560
General Dynamics Corp.                                                                                1,000,000          102,100
Northrop Grumman Corp.                                                                                1,732,836           92,412
Allied Waste Industries, Inc.(1)                                                                      8,786,800           77,763
IKON Office Solutions, Inc.                                                                           5,885,000           70,738
Pitney Bowes Inc.                                                                                     1,552,200           68,452
ServiceMaster Co.                                                                                     5,320,000           68,415
Avery Dennison Corp.                                                                                    980,000           64,464
Burlington Northern Santa Fe Corp.                                                                    1,300,000           49,803
Ingersoll-Rand Co. Ltd., Class A                                                                        645,000           43,841
Robert Half International Inc.                                                                        1,500,000           38,655
Raytheon Co.                                                                                            900,000           34,182
Illinois Tool Works Inc.                                                                                350,000           32,610
Deere & Co.                                                                                             500,000           32,275
Caterpillar Inc.                                                                                        375,000           30,169
Waste Management, Inc.                                                                                1,000,000           27,340
Emerson Electric Co.                                                                                    375,000           23,209
Southwest Airlines Co.                                                                                1,650,000           22,473
Union Pacific Corp.                                                                                     150,000            8,790
United Parcel Service, Inc., Class B                                                                    100,000            7,592
                                                                                                                       1,567,942

ENERGY -- 7.71%
Marathon Oil Corp.                                                                                    4,730,000      $   195,254
Royal Dutch Petroleum Co. (New York registered)                                                       2,850,000          147,060
"Shell" Transport and Trading Co., PLC (ADR)                                                            568,900           25,322
"Shell" Transport and Trading Co., PLC                                                                  486,600            3,575
Petro-Canada                                                                                          2,860,000          149,196
Devon Energy Corp.                                                                                    1,870,000          132,789
ChevronTexaco Corp.                                                                                   2,463,200          132,126
Schlumberger Ltd.                                                                                     1,570,000          105,677
Exxon Mobil Corp.                                                                                     1,700,000           82,161
Husky Energy Inc.                                                                                     2,742,800           67,014
Sunoco, Inc.                                                                                            500,000           36,990
Transocean Inc.(1)                                                                                    1,000,000           35,780
Unocal Corp.                                                                                            800,000           34,400
Ashland Inc.                                                                                            498,800           27,973
ConocoPhillips                                                                                          254,896           21,118
Halliburton Co.                                                                                         390,000           13,139
                                                                                                                       1,209,574

CONSUMER STAPLES -- 7.18%
Walgreen Co.                                                                                          3,900,000          139,737
Altria Group, Inc.                                                                                    2,925,000          137,592
Avon Products, Inc.                                                                                   2,850,000          124,488
Coca-Cola Co.                                                                                         2,500,000          100,125
Wal-Mart Stores, Inc.                                                                                 1,700,000           90,440
Anheuser-Busch Companies, Inc.                                                                        1,725,000           86,164
Sara Lee Corp.                                                                                        3,600,000           82,296
PepsiCo, Inc.                                                                                         1,130,000           54,975
Energizer Holdings, Inc.(1)                                                                           1,190,000           54,859
Kimberly-Clark Corp.                                                                                    680,000           43,921
Del Monte Foods Co.(1)                                                                                4,134,476           43,371
Procter & Gamble Co.                                                                                    800,000           43,296
Albertson's, Inc.                                                                                     1,640,000           39,245
General Mills, Inc.                                                                                     800,000           35,920
Unilever NV (New York registered)                                                                       500,000           28,900
H.J. Heinz Co.                                                                                          560,000           20,171
                                                                                                                       1,125,500

MATERIALS -- 3.53%
Air Products and Chemicals, Inc.                                                                      1,685,000           91,630
Dow Chemical Co.                                                                                      1,693,000           76,490
Rio Tinto PLC                                                                                         2,470,000           66,493
International Paper Co.                                                                               1,100,000           44,451
Phelps Dodge Corp.                                                                                      450,000           41,414
Rohm and Haas Co.                                                                                       900,000           38,673
Bowater Inc.                                                                                            945,000           36,090
Weyerhaeuser Co.                                                                                        525,000           34,902
Sonoco Products Co.                                                                                   1,100,000           29,084
Millennium Chemicals Inc.(1)                                                                          1,200,000           25,452
Packaging Corp. of America                                                                              750,000           18,353
Georgia-Pacific Corp., Georgia-Pacific Group                                                            439,660           15,806
Temple-Inland Inc.                                                                                      200,000           13,430
Crown Holdings, Inc.(1)                                                                               1,300,000           13,403
MeadWestvaco Corp.                                                                                      258,200            8,237
                                                                                                                         553,908

TELECOMMUNICATION SERVICES -- 2.69%
Sprint Corp. -- FON Group                                                                             9,420,900     $    189,643
Verizon Communications Inc.                                                                           1,500,000           59,070
AT&T Corp.                                                                                            4,019,000           57,552
BellSouth Corp.                                                                                       2,000,000           54,240
Telephone and Data Systems, Inc.                                                                        500,000           42,085
SBC Communications Inc.                                                                                 740,000           19,203
                                                                                                                         421,793

UTILITIES -- 1.08%
Duke Energy Corp.                                                                                     2,815,000           64,435
Dominion Resources, Inc.                                                                                700,000           45,675
FirstEnergy Corp.                                                                                       500,000           20,540
FPL Group, Inc.                                                                                         300,000           20,496
American Electric Power Co., Inc.                                                                       345,900           11,055
Calpine Corp.(1)                                                                                      2,500,000            7,250
                                                                                                                         169,451

MISCELLANEOUS -- 3.59%
Other common stocks in initial period of acquisition                                                                     563,678


TOTAL COMMON STOCKS (cost: $11,500,468,000)                                                                           13,348,064


                                                                                                      Shares or
CONVERTIBLE SECURITIES -- 1.04%                                                                principal amount

INFORMATION TECHNOLOGY -- 0.63%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                      $90,123           98,009

MATERIALS -- 0.32%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(2)                                       50,000           50,538

FINANCIALS -- 0.09%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                     780,000,000           14,316


TOTAL CONVERTIBLE SECURITIES (cost: $153,832,000)                                                                        162,863



                                                                                               Principal amount
SHORT-TERM SECURITIES -- 13.91%                                                                           (000)

U.S. Treasury Bills 1.31%-1.485% due 10/14-11/18/2004                                                  $245,400          245,087
Wal-Mart Stores Inc. 1.50%-1.60% due 10/26-11/9/2004(2)                                                 132,900          132,708
Freddie Mac 1.58%-1.63% due 10/25-11/9/2004                                                             117,249          117,068
Coca-Cola Co. 1.56%-1.60% due 10/26-11/12/2004                                                          107,000          106,823
Variable Funding Capital Corp. 1.60%-1.82% due 10/1-11/23/2004(2)                                       100,000           99,870
CAFCO, LLC 1.49%-1.67% due 10/6-11/15/2004(2)                                                            89,000           88,867
Pfizer Inc 1.62%-1.66% due 10/22-11/19/2004(2)                                                           82,800           82,630
Triple-A One Funding Corp. 1.55%-1.79% due 10/7-11/8/2004(2)                                             80,076           79,981
Bank of America Corp. 1.62% due 10/28/2004                                                               50,000           49,937
Ranger Funding Co. LLC 1.72% due 10/18/2004(2)                                                           30,000           29,974
FCAR Owner Trust I 1.64%-1.84% due 11/15-12/6/2004                                                       77,300           77,090
Fannie Mae 1.53%-1.54% due 10/4-10/20/2004                                                               75,000           74,953
Federal Home Loan Bank 1.56%-1.70% due 10/1-10/29/2004                                                   75,000           74,936
Anheuser-Busch Cos. Inc. 1.68%-1.83% due 10/15-12/15/2004(2)                                             73,100           72,986
Abbott Laboratories Inc. 1.58%-1.76% due 11/2-11/30/2004(2)                                              67,000           66,883
Edison Asset Securitization, LLC 1.55% due 10/8/2004(2)                                                  40,000           39,986
General Electric Capital Services 1.63% due 11/5/2004                                                    25,800           25,756
Procter & Gamble Co. 1.52%-1.75% due 10/25-12/8/2004(2)                                                  64,500           64,323
Household Finance Co. 1.78%-1.80% due 11/16-11/29/2004                                                   62,800           62,636
DuPont (E.I.) de Nemours & Co. 1.52%-1.56% due 10/8-10/19/2004                                           61,692           61,658
Three Pillars Funding Corp. 1.66%-1.77% due 10/5-10/14/2004(2)                                           56,700           56,676
Caterpillar Financial Services Corp. 1.50%-1.70% due 10/5-10/18/2004                                     55,200           55,173
State Street Bank 1.60% due 10/19/2004                                                                   50,000           50,000
Exxon Asset Management 1.50% due 10/6/2004(2)                                                            50,000           49,987
Clipper Receivables Co., LLC 1.72%-1.79% due 10/27-11/10/2004(2)                                         44,600           44,531
New Center Asset Trust 1.67%-1.78% due 10/13-11/17/2004                                                  43,800           43,712
Eli Lilly and Co. 1.69% due 11/10-12/6/2004(2)                                                           40,000           39,886
J.P. Morgan Chase & Co. 1.57% due 10/20/2004                                                             35,000           34,969
American Express Credit Corp. 1.50% due 10/13/2004                                                       25,000           24,986
Federal Farm Credit Banks 1.65% due 11/1/2004                                                            25,000           24,963
Netjets Inc. 1.75%-1.825% due 11/5-12/6/2004(2)                                                          22,500           22,438
IBM Credit Corp. 1.52% due 10/18/2004                                                                    21,300           21,283
Wells Fargo & Co. 1.57% due 10/12/2004                                                                   20,700           20,700
Harvard University 1.77% due 11/29/2004                                                                  16,289           16,241
Pepsico Inc. 1.69% due 10/18/2004(2)                                                                     10,000            9,992
Hershey Foods Corp. 1.68% due 10/22/2004(2)                                                               8,600            8,591
Gannett Co. 1.73% due 10/25/2004(2)                                                                       3,500            3,496


TOTAL SHORT-TERM SECURITIES (cost: $2,181,839,000)                                                                     2,181,776


TOTAL INVESTMENT SECURITIES (cost: $13,836,139,000)                                                                   15,692,703
Other assets less liabilities                                                                                            (11,761)

NET ASSETS                                                                                                           $15,680,942


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,044,343,000, which represented 6.66% of the net assets of the fund.

ADR = American Depositary Receipt


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                              $  2,509,433
Gross unrealized depreciation on investment securities                                                                  (663,211)
Net unrealized appreciation on investment securities                                                                   1,846,222
Cost of investment securities for federal income tax purposes                                                         13,850,675




ASSET ALLOCATION FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                                                    Market value
COMMON STOCKS -- 60.61%                                                                                  Shares            (000)

FINANCIALS -- 10.99%
J.P. Morgan Chase & Co.                                                                               2,424,000        $  96,306
Bank of America Corp.                                                                                 1,906,360           82,603
Freddie Mac                                                                                             800,000           52,192
American International Group, Inc.                                                                      675,000           45,893
Fannie Mae                                                                                              700,000           44,380
Societe Generale                                                                                        465,000           41,169
Genworth Financial, Inc., Class A(1)                                                                  1,200,000           27,960
AFLAC Inc.                                                                                              700,000           27,447
Allstate Corp.                                                                                          540,000           25,915
HSBC Holdings PLC (ADR) (United Kingdom)                                                                300,000           23,940
                                                                                                                         467,805

CONSUMER DISCRETIONARY -- 9.24%
Carnival Corp., units                                                                                 1,760,000           83,230
Kohl's Corp.(1)                                                                                       1,100,000           53,009
Time Warner Inc.(1)                                                                                   2,700,000           43,578
Target Corp.                                                                                            750,000           33,937
May Department Stores Co.                                                                             1,200,000           30,756
Genuine Parts Co.                                                                                       795,000           30,512
Jones Apparel Group, Inc.                                                                               750,000           26,850
Toyota Motor Corp.                                                                                      600,000           23,035
Limited Brands, Inc.                                                                                  1,000,000           22,290
General Motors Corp.                                                                                    500,000           21,240
Magna International Inc., Class A                                                                       220,000           16,298
Comcast Corp., Class A(1)                                                                               291,150            8,222
                                                                                                                         392,957

ENERGY -- 8.59%
ChevronTexaco Corp.                                                                                   1,850,000           99,234
Schlumberger Ltd.                                                                                     1,100,000           74,041
Royal Dutch Petroleum Co. (New York registered)                                                       1,200,000           61,920
Petro-Canada                                                                                          1,100,000           57,383
Marathon Oil Corp.                                                                                    1,325,000           54,696
El Paso Corp.                                                                                         2,000,000           18,380
                                                                                                                         365,654

INFORMATION TECHNOLOGY -- 7.13%
Microsoft Corp.                                                                                       1,800,000           49,770
Automatic Data Processing, Inc.                                                                         850,000           35,122
Hewlett-Packard Co.                                                                                   1,800,000           33,750
International Business Machines Corp.                                                                   300,000           25,722
Avnet, Inc.(1)                                                                                        1,400,000        $  23,968
Freescale Semiconductor, Inc., Class A(1)                                                             1,570,000           22,451
Xilinx, Inc.                                                                                            800,000           21,600
Cisco Systems, Inc.(1)                                                                                1,000,000           18,100
Micron Technology, Inc.(1)                                                                            1,500,000           18,045
PeopleSoft, Inc.(1)                                                                                     855,000           16,972
Texas Instruments Inc.                                                                                  773,700           16,464
Advanced Micro Devices, Inc.(1)                                                                       1,000,000           13,000
Ceridian Corp.(1)                                                                                       457,000            8,413
                                                                                                                         303,377

CONSUMER STAPLES -- 6.06%
Walgreen Co.                                                                                          1,650,000           59,119
Unilever NV (New York registered)                                                                       950,000           54,910
PepsiCo, Inc.                                                                                           600,000           29,190
Anheuser-Busch Companies, Inc.                                                                          550,000           27,472
General Mills, Inc.                                                                                     600,000           26,940
Albertson's, Inc.                                                                                     1,000,000           23,930
Altria Group, Inc.                                                                                      500,000           23,520
Sara Lee Corp.                                                                                          550,000           12,573
                                                                                                                         257,654

INDUSTRIALS -- 5.34%
General Electric Co.                                                                                  2,300,000           77,234
Pitney Bowes Inc.                                                                                       900,000           39,690
Raytheon Co.                                                                                          1,040,000           39,499
Deere & Co.                                                                                             500,000           32,275
United Technologies Corp.                                                                               275,000           25,680
Dover Corp.                                                                                             300,000           11,661
DigitalGlobe, Inc.(1),(2),(3)                                                                         1,225,858            1,226
                                                                                                                         227,265

MATERIALS -- 4.54%
Alcan Inc.                                                                                              875,000           41,825
Alcoa Inc.                                                                                            1,100,000           36,949
Dow Chemical Co.                                                                                        795,000           35,918
Weyerhaeuser Co.                                                                                        480,000           31,910
Rio Tinto PLC                                                                                         1,100,000           29,612
Millennium Chemicals Inc.(1)                                                                            800,000           16,968
                                                                                                                         193,182

HEALTH CARE -- 4.21%
Bristol-Myers Squibb Co.                                                                              2,600,000           61,542
Eli Lilly and Co.                                                                                       975,000           58,549
AstraZeneca PLC (ADR)                                                                                   700,000           28,791
AstraZeneca PLC (Sweden)                                                                                106,000            4,384
Schering-Plough Corp.                                                                                   800,000           15,248
CIGNA Corp.                                                                                             150,000           10,445
                                                                                                                         178,959

TELECOMMUNICATION SERVICES -- 3.32%
CenturyTel, Inc.                                                                                      1,200,000           41,088
Sprint Corp. -- FON Group                                                                             1,500,000           30,195
Telephone and Data Systems, Inc.                                                                        325,000           27,355
ALLTEL Corp.                                                                                            375,000           20,591
AT&T Corp.                                                                                            1,290,000           18,473
NTELOS Inc.(1),(2),(3)                                                                                  107,737            3,242
COLT Telecom Group PLC (ADR)(1)                                                                          38,400              119
                                                                                                                         141,063

UTILITIES -- 0.43%
Duke Energy Corp.                                                                                       500,000           11,445
American Electric Power Co., Inc.                                                                       220,000            7,031
                                                                                                                          18,476

MISCELLANEOUS -- 0.76%
Other common stocks in initial period of acquisition                                                  1,300,000           32,405


TOTAL COMMON STOCKS (cost: $2,223,539,000)                                                                             2,578,797


PREFERRED STOCKS -- 0.17%

FINANCIALS -- 0.16%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated)(3),(4)                                                                                   2,250,000            2,583
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
   (undated)(3),(4)                                                                                     250,000              294
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated)(3),(4)                                                                                   2,000,000            2,354
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                               60,000            1,663
                                                                                                                           6,894

TELECOMMUNICATION SERVICES -- 0.01%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(2)                                    516              232


TOTAL PREFERRED STOCKS (cost: $6,728,000)                                                                                  7,126


RIGHTS AND WARRANTS -- 0.00%

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(1),(3)                                                          500               93
GT Group Telecom Inc., warrants, expire 2010(1),(2),(3)                                                   2,250               --
                                                                                                                              93


TOTAL RIGHTS AND WARRANTS (cost: $117,000)                                                                                    93

                                                                                                      Shares or
CONVERTIBLE SECURITIES -- 0.38%                                                                principal amount

TELECOMMUNICATION SERVICES -- 0.36%
ALLTEL Corp. 7.75% convertible preferred 2005                                                     300,000 units           15,528


CONSUMER DISCRETIONARY -- 0.02%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                                  14,100              737


TOTAL CONVERTIBLE SECURITIES (cost: $15,705,000)                                                                          16,265



                                                                                               Principal amount     Market value
BONDS AND NOTES -- 22.40%                                                                                 (000)            (000)

CONSUMER DISCRETIONARY -- 3.88%
Ford Motor Credit Co. 7.875% 2010                                                                        $7,000           $7,817
Ford Motor Credit Co. 7.375% 2011                                                                         4,000            4,356
Ford Motor Credit Co. 7.00% 2013                                                                          2,000            2,118
General Motors Acceptance Corp. 6.875% 2011                                                               5,000            5,252
General Motors Acceptance Corp. 7.25% 2011                                                                5,000            5,345
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                    2,000            2,105
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                    2,000            2,253
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                    1,000            1,164
Viacom Inc. 5.625% 2007                                                                                   2,000            2,117
Viacom Inc. 6.625% 2011                                                                                   3,000            3,336
Toll Brothers, Inc. 4.95% 2014                                                                            5,000            4,891
Quebecor Media Inc. 11.125% 2011                                                                          2,200            2,552
Sun Media Corp. 7.625% 2013                                                                               2,000            2,150
Six Flags, Inc. 9.50% 2009                                                                                1,000              982
Six Flags, Inc. 8.875% 2010                                                                               1,450            1,367
Six Flags, Inc. 9.75% 2013                                                                                1,375            1,306
Six Flags, Inc. 9.625% 2014                                                                               1,000              940
AOL Time Warner Inc. 6.875% 2012                                                                          4,000            4,469
Cox Communications, Inc. 7.875% 2009                                                                      4,000            4,468
Comcast Cable Communications, Inc. 6.875% 2009                                                            4,000            4,450
Young Broadcasting Inc. 8.50% 2008                                                                        1,250            1,334
Young Broadcasting Inc. 10.00% 2011                                                                       2,867            2,967
Clear Channel Communications, Inc. 6.625% 2008                                                            3,000            3,229
Clear Channel Communications, Inc. 5.75% 2013                                                             1,000            1,029
Cinemark USA, Inc. 9.00% 2013                                                                             2,750            3,087
Cinemark, Inc. 0%/9.75% 2014(5)                                                                           1,000              692
Telenet Communications NV 9.00% 2013                                                               Euro   1,900            2,508
Telenet Group Holding NV 0%/11.50% 2014(3),(5)                                                            1,290              955
Liberty Media Corp. 7.875% 2009                                                                           3,000            3,352
Carnival Corp. 6.15% 2008                                                                                 3,000            3,243
Stoneridge, Inc. 11.50% 2012                                                                              2,850            3,242
Antenna TV SA 9.75% 2008                                                                           Euro   2,500            3,153
Pulte Homes, Inc. 4.875% 2009                                                                             3,000            3,072
Carmike Cinemas, Inc. 7.50% 2014                                                                          3,000            3,052
LBI Media, Inc. 10.125% 2012                                                                              2,650            2,981
William Lyon Homes, Inc. 10.75% 2013                                                                      2,500            2,900
Technical Olympic USA, Inc. 10.375% 2012                                                                  2,500            2,812
Charter Communications Holdings, LLC and Charter Communications Holdings Capital
   Corp. 10.75% 2009                                                                                      1,600            1,320
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                          1,250            1,283
May Department Stores Co. 4.80% 2009(3)                                                                   2,500            2,551
Hollinger Participation Trust 12.125% 2010(3),(4),(6)                                                     2,167            2,487
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                            2,250            2,407
Gray Communications Systems, Inc. 9.25% 2011                                                              2,000            2,255
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                                  780              876
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                 1,250            1,353
Dillard's, Inc. 6.69% 2007                                                                                1,090            1,136
Dillard's, Inc. 6.30% 2008                                                                                1,049            1,067
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                        2,250            2,177
Payless ShoeSource, Inc. 8.25% 2013                                                                       2,225            2,169
Radio One, Inc., Series B, 8.875% 2011                                                                    1,935            2,143
Hyatt Equities, LLC 6.875% 2007(3)                                                                        2,000            2,135
Buffets, Inc. 11.25% 2010                                                                                 2,000            2,130
AMC Entertainment Inc. 9.50% 2011                                                                         1,080            1,115
AMC Entertainment Inc. 9.875% 2012                                                                          500              520
AMC Entertainment Inc. 8.00% 2014(3)                                                                        500              472
Univision Communications Inc. 2.875% 2006                                                                 2,000            1,979
NTL Cable PLC 8.75% 2014(3),(4)                                                                           1,750            1,903
Dex Media, Inc., Series B, 8.00% 2013                                                                     1,750            1,846
NextMedia Operating, Inc. 10.75% 2011                                                                     1,600            1,810
Saks Inc. 7.50% 2010                                                                                      1,000            1,075
Saks Inc. 9.875% 2011                                                                                       550              657
Kabel Deutschland GmbH 10.625% 2014(3)                                                                    1,550            1,697
Beazer Homes USA, Inc. 8.375% 2012                                                                        1,500            1,665
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                             1,500            1,534
Blockbuster Inc. 9.00% 2012(3)                                                                            1,450            1,512
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375%
   2014(3)                                                                                                1,575            1,500
WCI Communities, Inc. 10.625% 2011                                                                          775              878
WCI Communities, Inc. 9.125% 2012                                                                           500              560
Toys "R" Us, Inc. 7.875% 2013                                                                             1,380            1,383
Warner Music Group 7.375% 2014(3)                                                                         1,250            1,300
Visteon Corp. 7.00% 2014                                                                                  1,250            1,194
Sbarro, Inc. 11.00% 2009                                                                                  1,250            1,175
Boyd Gaming Corp. 7.75% 2012                                                                              1,000            1,078
Tenneco Automotive Inc., Series B, 11.625% 2009                                                           1,000            1,060
Jostens IH Crop. 7.625% 2012(3)                                                                           1,000            1,010
Argosy Gaming Co. 7.00% 2014                                                                                750              777
Bombarder Inc. 8.375% 2013(3)                                                                               650              687
PETCO Animal Supplies, Inc. 10.75% 2011                                                                     250              291
                                                                                                                         165,213

MORTGAGE BACKED OBLIGATIONS(7) -- 3.78%
Fannie Mae 7.00% 2009                                                                                       128              136
Fannie Mae 6.00% 2013                                                                                     1,251            1,316
Fannie Mae 6.00% 2016                                                                                       747              784
Fannie Mae 5.50% 2019                                                                                     4,825            4,984
Fannie Mae 6.50% 2032                                                                                       616              647
Fannie Mae 7.00% 2032                                                                                     1,052            1,117
Fannie Mae 5.50% 2033                                                                                    10,172           10,330
Fannie Mae 6.50% 2033                                                                                     7,453            7,829
Fannie Mae 6.00% 2034                                                                                     5,000            5,170
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                        2,027            2,160
Freddie Mac 6.50% 2016                                                                                    2,362            2,502
Freddie Mac 5.00% 2018                                                                                    4,238            4,318
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                          2,273            2,471
Freddie Mac 5.00% 2033                                                                                    4,524            4,491
Freddie Mac 6.00% 2033                                                                                    5,866            6,066
Freddie Mac: 6.00% 2034                                                                                   5,000            5,163
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1,
   4.798% 2034(4)                                                                                         3,498            3,527
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00%
   2034                                                                                                   5,000            5,141
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238%
   2034                                                                                                   2,165            2,330
CS First Boston Mortgage Securities Corp., Series 2001-CK1, 6.38% 2035                                    3,000            3,316
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.793% 2033(4)                                1,681            1,669
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.264 2035                                 10,000           10,167
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
   3.842% 2033(4)                                                                                         1,716            1,698
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03%
   2033(4)                                                                                                3,247            3,243
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.73%
   2034(4)                                                                                                6,538            6,530
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.157% 2033(4)                                       1,002            1,001
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.344% 2034(4)                                         4,853            4,851
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.064% 2034(4)                                      3,962            3,991
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A,
   5.00% 2034                                                                                             6,671            6,726
Government National Mortgage Assn. 8.00% 2020                                                               110              121
Government National Mortgage Assn. 8.50% 2021                                                               144              159
Government National Mortgage Assn. 7.00% 2022                                                               245              262
Government National Mortgage Assn. 7.00% 2022                                                               172              183
Government National Mortgage Assn. 8.00% 2022                                                               203              223
Government National Mortgage Assn. 8.50% 2023                                                               126              139
Government National Mortgage Assn. 7.00% 2024                                                               913              975
Government National Mortgage Assn. 7.50% 2029                                                               688              744
Government National Mortgage Assn. 7.50% 2029                                                               295              319
Government National Mortgage Assn. 8.00% 2030                                                               307              337
Government National Mortgage Assn. 8.00% 2030                                                               177              194
Government National Mortgage Assn. 6.00% 2033                                                             1,519            1,577
Government National Mortgage Assn. 6.50% 2034                                                             1,350            1,423
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758%
   2033                                                                                                   1,000            1,117
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
   2035                                                                                                   5,000            5,512
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.438% 2016(3),(4)                             2,921            2,927
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                    3,000            3,273
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.528% 2027(3),(4)                           1,091            1,179
Structured Asset Securities Corp., Series 2004-S2, Class A-3, 2.31% 2034(4)                               5,000            5,003
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                                    5,000            5,413
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088%
   2033(4)                                                                                                2,854            2,847
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183%
   2033(4)                                                                                                1,347            1,351
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                                1,881            2,025
Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.74% 2011(3),(4)                                        2,000            2,005
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(3)                                               1,962            1,932
Security National Mortgage Loan Trust, Series 2001-2A, Class M 8.10% 2024(3)                              1,830            1,844
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class H,
   3.308% 2016(3),(4)                                                                                     1,500            1,508
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757%
   2032                                                                                                   1,300            1,504
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036                           1,000            1,146
                                                                                                                         160,916

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 2.36%
U.S. Treasury Obligations 6.50% 2005                                                                     20,000           20,544
U.S. Treasury Obligations 7.00% 2006                                                                     25,000           26,949
U.S. Treasury Obligations 3.375% 2007(8)                                                                 17,933           19,154
U.S. Treasury Obligations 2.625% 2008                                                                     5,000            4,929
U.S. Treasury Obligations 3.375% 2008                                                                     6,500            6,549
U.S. Treasury Obligations 3.625% 2008(8)                                                                  5,862            6,424
U.S. Treasury Obligations 5.75% 2010                                                                      5,000            5,576
U.S. Treasury Obligations 11.75% 2010                                                                       500              518
U.S. Treasury Obligations 7.25% 2016                                                                      2,000            2,518
U.S. Treasury Obligations 9.250% 2016                                                                     5,000            7,199
                                                                                                                         100,360

FINANCIALS -- 2.15%
Prudential Financial, Inc. 4.104% 2006                                                                    2,000            2,034
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                                     3,000            3,077
Prudential Holdings, LLC, Series C, 8.695% 2023(3),(7)                                                    3,000            3,835
CIT Group Inc. 6.875% 2009                                                                                5,000            5,625
Household Finance Corp. 7.875% 2007                                                                       4,500            4,983
ACE INA Holdings Inc. 5.875% 2014                                                                         2,000            2,093
ACE Capital Trust II 9.70% 2030                                                                           2,000            2,758
Allstate Financial Global Funding LLC 4.25% 2008(3)                                                       2,000            2,040
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                             2,000            2,051
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                          2,000            2,091
Transamerica Corp. 9.375% 2008                                                                            1,600            1,874
International Lease Finance Corp. 4.35% 2008                                                              1,500            1,530
International Lease Finance Corp. 4.50% 2008                                                              2,000            2,067
SLM Corp., Series A, 3.625% 2008                                                                          2,500            2,516
SLM Corp., Series A, 3.95% 2008                                                                           1,000            1,010
United Dominion Realty Trust, Inc. 6.50% 2009                                                             3,000            3,281
Colonial Realty LP 6.25% 2014                                                                             3,000            3,164
Mangrove Bay Pass Through Trust 6.102% 2033(3),(4)                                                        2,980            3,043
Developers Diversified Realty Corp. 3.875% 2009                                                           3,000            2,949
FelCor Lodging LP 9.00% 2011(4)                                                                           2,072            2,290
EOP Operating LP 7.75% 2007                                                                               1,000            1,117
EOP Operating LP 7.25% 2018                                                                               1,000            1,139
National Westminster Bank PLC 7.75% (undated) (4)                                                         2,000            2,226
CNA Financial Corp. 7.25% 2023                                                                            2,050            2,225
Host Marriott, LP, Series E, 8.375% 2006                                                                    400              424
Host Marriott, LP, Series G, 9.25% 2007                                                                   1,250            1,406
Host Marriott, LP, Series I, 9.50% 2007                                                                     350              389
Capital One Financial Corp. 7.125% 2008                                                                   2,000            2,205
Genworth Financial, Inc. 4.75% 2009                                                                       2,065            2,137
LaBranche and Co., Inc. 11.00% 2012(3)                                                                    2,000            2,065
HBOS PLC 5.375% (undated)(3),(4)                                                                          2,000            2,035
Principal Life Global Funding I 4.40% 2010(3)                                                             2,000            2,026
Travelers Property Casualty Corp. 3.75% 2008                                                              2,000            2,017
ING Security Life Institutional Funding 2.70% 2007(3)                                                     2,000            1,987
Hartford Financial Services Group, Inc. 4.75% 2014                                                        2,000            1,965
Hospitality Properties Trust 6.75% 2013                                                                   1,725            1,858
Washington Mutual, Inc. 7.50% 2006                                                                        1,500            1,620
Rouse Co. 7.20% 2012                                                                                      1,500            1,614
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                                        1,500            1,579
Assurant, Inc. 5.625% 2014                                                                                1,500            1,542
MetLife, Inc. 3.911% 2005                                                                                 1,505            1,521
Federal Realty Investment Trust 6.125% 2007                                                               1,000            1,068
ERP Operating LP 4.75% 2009                                                                               1,000            1,027
Abbey National PLC 6.70% (undated)(4)                                                                        15               16
                                                                                                                          91,519

TELECOMMUNICATION SERVICES -- 1.91%
Sprint Capital Corp. 7.625% 2011                                                                          4,000            4,627
Sprint Capital Corp. 6.90% 2019                                                                           3,000            3,292
American Tower Corp. 9.375% 2009                                                                          4,200            4,473
American Tower Corp. 7.125% 2012(3)                                                                       1,325            1,318
American Tower Corp. 7.50% 2012                                                                             250              256
Deutsche Telekom International Finance BV 8.50% 2010(4)                                                   5,000            6,000
Crown Castle International Corp. 9.375% 2011                                                                250              289
Crown Castle International Corp. 7.50% 2013                                                               3,000            3,158
Crown Castle International Corp., Series B, 7.50% 2013                                                    2,200            2,316
Qwest Capital Funding, Inc. 7.75% 2006                                                                    1,000            1,009
Qwest Services Corp. 14.00% 2010(3)                                                                       3,925            4,602
AT&T Wireless Services, Inc. 8.125% 2012                                                                  4,500            5,445
Koninklijke KPN NV 8.00% 2010                                                                             4,000            4,762
British Telecommunications PLC 8.375% 2010(4)                                                             3,500            4,226
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                           4,000            4,189
France Telecom 8.50% 2011(4)                                                                              3,000            3,596
Vodafone Group PLC 7.75% 2010                                                                             3,000            3,523
Nextel Partners, Inc. 8.125% 2011                                                                         3,050            3,248
BellSouth Corp. 4.20% 2009                                                                                3,000            3,021
American Cellular Corp., Series B, 10.00% 2011                                                            2,250            1,834
Dobson Communications Corp. 8.875% 2013                                                                   1,760            1,144
PCCW-HKT Capital Ltd. 8.00% 2011(3),(4)                                                                   2,550            2,936
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
   10.125% 2013                                                                                           1,475            1,560
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operating Corp. 8.625% 2014(3),(4)                                            1,225            1,174
Western Wireless Corp. 9.25% 2013                                                                         2,450            2,511
Cincinnati Bell Inc. 7.25% 2013                                                                           2,225            2,153
Triton PCS, Inc. 8.75% 2011                                                                                 825              565
Triton PCS, Inc. 9.375% 2011                                                                              1,250              903
SpectraSite, Inc. 8.25% 2010                                                                              1,075            1,161
Nextel Communications, Inc. 6.875% 2013                                                                   1,000            1,045
FairPoint Communications, Inc. 11.875% 2010                                                                 750              859
                                                                                                                          81,195

ASSET BACKED(7) -- 1.87%
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032                          5,000            5,351
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035                          1,800            1,772
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                                 1,252            1,251
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 2.59% 2033(4)                             5,000            5,029
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89%
   2009(3)                                                                                                1,790            1,777
CPS Auto Receivables Trust, Series 2004-B, Class A-2, 3.56% 2011(3)                                       4,000            4,037
Home Equity Asset Trust, Series 2004-7, Class M-1, 2.3575% 2035(4)                                        5,000            5,000
Metris Master Trust, Series 2001-2, Class A, 2.131% 2009(4)                                               5,000            4,988
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2,
   3.052% 2029                                                                                            3,000            2,954
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7,
   4.828% 2033                                                                                            2,000            1,989
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 1.579% 2019(4)                               4,792            4,792
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                            3,769            3,884
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
   Series 2001-A, Class A, 6.36% 2025                                                                     3,366            3,291
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                    3,000            3,120
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006(3)                                     3,000            3,033
MMCA Auto Owner Trust, Series 2000-2, Class B, 7.42% 2005                                                   553              554
MMCA Auto Owner Trust, Series 2000-1, Class B, 7.55% 2005                                                   368              368
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                               2,000            2,017
Triad Automobile Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC
   insured, 3.0% 2009(3)                                                                                  2,784            2,795
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured, 3.46%
   2008(3)                                                                                                  596              598
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58%
   2011(3)                                                                                                2,076            2,072
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA
   insured, 3.48% 2010                                                                                    2,500            2,525
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 2.44% 2024(4)                                   2,500            2,497
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 2.24% 2034(4)                                        2,495            2,495
Drive Auto Receivables Trust,Series 2004-A, Class A-3, XLCA insured, 2.419%
   2008(3)                                                                                                2,250            2,218
Drive Auto Receivables Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
   2008(3)                                                                                                2,000            2,002
Providian Master Trust, Series 2000-1, Class C, 2.99% 2009(3),(4)                                         1,500            1,493
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 2.56%
   2006(3),(4)                                                                                            1,118            1,121
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class
   FX, 10.421% 2007(3)                                                                                    1,000            1,044
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   SCE-1, Series 1997-1, Class A-6, 6.38% 2008(7)                                                           967            1,007
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2, 2.15%
   2024                                                                                                     943              942
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(2),(3),(9)                                              5,000              569
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298%
   2012(3)                                                                                                  547              550
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007(3)                                 363              364
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005(3)                                          115              114
                                                                                                                          79,613

INDUSTRIALS -- 1.67%
Northwest Airlines, Inc. 8.875% 2006                                                                      1,000              845
Northwest Airlines, Inc. 9.875% 2007                                                                      1,675            1,273
Northwest Airlines, Inc. 10.00% 2009                                                                      1,075              747
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(7)                                          1,870            1,863
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3),(7)                                    4,030            4,350
Terex Corp., Class B, 10.375% 2011                                                                        2,350            2,667
Terex Corp. 7.375% 2014                                                                                   1,500            1,583
Jacuzzi Brands, Inc. 9.625% 2010                                                                          3,750            4,163
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005(7)                                       1,500            1,358
Continental Airlines, Inc., Series 1996-2, Class C, 10.22% 2016(7)                                        1,530            1,106
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(7)                                        2,136            1,676
Tyco International Group SA 6.125% 2008                                                                   2,000            2,171
Tyco International Group SA 6.375% 2011                                                                   1,500            1,661
General Electric Capital Corp., Series A, 5.00% 2007                                                      3,500            3,663
Cendant Corp. 6.875% 2006                                                                                 1,000            1,066
Cendant Corp. 6.25% 2008                                                                                  2,000            2,158
Allied Waste North America, Inc. 8.50% 2008                                                                 875              954
Allied Waste North America, Inc., Series B, 8.875% 2008                                                     750              818
Allied Waste North America, Inc., Series B, 5.75% 2011                                                      750              716
Allied Waste North America, Inc., Series B, 6.125% 2014                                                     750              703
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                   3,071            3,129
Raytheon Co. 4.85% 2011                                                                                   3,000            3,084
Bombardier Inc. 6.30% 2014(3)                                                                             3,500            3,028
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                          3,075            2,806
Koppers Inc. 9.875% 2013                                                                                  2,325            2,581
United Rentals (North America), Inc., Series B, 6.50% 2012                                                1,750            1,693
United Rentals (North America), Inc., Series B, 7.00% 2014                                                  750              669
Waste Management, Inc. 6.875% 2009                                                                        2,000            2,236
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                                        2,000            2,208
Delta Air Lines, Inc. 7.70% 2005                                                                          1,185              521
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(7)                                                      1,000              450
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016(7)                                                     2,000              900
United Air Lines, Inc., Series 1995-A1, 9.02% 2012(7),(9)                                                 1,196              538
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(7),(9)                                                 3,000            1,290
Synagro Technologies, Inc. 9.50% 2009                                                                     1,550            1,666
NMHG Holding Co. 10.00% 2009                                                                              1,500            1,658
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                          1,500            1,590
Burlington Northern Santa Fe Corp., Series 2002-2, 5.14% 2021(7)                                          1,500            1,522
TFM, SA de CV 10.25% 2007                                                                                   475              494
TFM, SA de CV 11.75% 2009                                                                                   430              436
TFM, SA de CV 12.50% 2012                                                                                   435              485
Nortek, Inc. 8.50% 2014(3)                                                                                1,020            1,074
General Dynamics Corp. 4.50% 2010                                                                         1,000            1,023
Standard Aero Holdings, Inc. 8.25% 2014(3)                                                                  300              312
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015(3),(7),(9)                                        2,417                0
                                                                                                                          70,934

MATERIALS -- 1.36%
ICI Wilmington, Inc. 4.375% 2008                                                                          1,805            1,827
ICI Wilmington, Inc. 5.625% 2013                                                                          2,500            2,574
Norske Skogindustrier ASA 7.625% 2011(3)                                                                  1,000            1,138
Norske Skogindustrier ASA 7.125% 2033(3)                                                                  2,200            2,329
Equistar Chemicals, LP 10.125% 2008                                                                       2,100            2,378
Equistar Chemicals, LP 8.75% 2009                                                                           500              541
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                              375              429
Weyerhaeuser Co. 5.95% 2008                                                                               3,000            3,231
Dow Chemical Co. 5.75% 2009                                                                               3,000            3,223
International Paper Co. 4.00% 2010                                                                        3,000            2,935
Owens-Illinois, Inc. 7.35% 2008                                                                             750              777
Owens-Brockway Glass Container Inc. 7.75% 2011                                                            2,000            2,140
Earle M. Jorgensen Co. 9.75% 2012                                                                         2,100            2,342
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                             2,500            2,313
Potlatch Corp. 10.00% 2011                                                                                2,000            2,270
Ispat Inland ULC 9.75% 2014                                                                               2,000            2,215
Oregon Steel Mills, Inc. 10.00% 2009                                                                      2,000            2,195
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                 2,000            2,120
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                   1,850            2,118
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                          1,825            2,074
Building Materials Corp. of America 8.00% 2008                                                              420              434
Building Materials Corp. of America 7.75% 2014(3)                                                         1,500            1,493
Norampac Inc. 6.75% 2013                                                                                  1,650            1,728
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(7)                                                2,000            1,660
Rhodia 10.25% 2010                                                                                        1,500            1,560
Longview Fibre Co. 10.00% 2009                                                                            1,250            1,369
Nalco Co. 7.75% 2011                                                                                      1,190            1,267
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50%
   2014(3),(5)                                                                                            1,200              723
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3)                                                           450              488
INVISTA 9.25% 2012(3)                                                                                     1,075            1,153
Graphic Packaging International, Inc. 9.50% 2013                                                          1,000            1,148
Temple-Inland Inc. 7.875% 2012                                                                              815              964
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                   1,000              840
Huntsman LLC 11.50% 2012(3)                                                                                 750              832
Associated Materials Inc. 0%/11.25% 2014(3),(5)                                                           1,000              733
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                                     425              431
                                                                                                                          57,992

UTILITIES -- 1.22%
Edison Mission Energy 10.00% 2008                                                                         2,250            2,644
Edison Mission Energy 7.73% 2009                                                                          5,750            6,066
Edison Mission Energy 9.875% 2011                                                                         1,000            1,170
AES Corp. 10.00% 2005(3),(7)                                                                                444              453
AES Corp. 9.50% 2009                                                                                      2,800            3,143
AES Corp. 9.375% 2010                                                                                       112              127
AES Corp. 8.75% 2013(3)                                                                                   2,200            2,492
Dynegy Holdings Inc. 10.125% 2013(3)                                                                      4,600            5,313
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                               1,535            1,607
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                      3,089            3,664
PSEG Energy Holdings Inc. 8.625% 2008                                                                     2,100            2,326
PSEG Power LLC 7.75% 2011                                                                                 2,500            2,915
Duke Capital Corp. 7.50% 2009                                                                             4,000            4,562
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25%
   2012(3)                                                                                                1,125            1,153
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                              1,675            1,935
Sierra Pacific Resources 8.625% 2014(3)                                                                     550              600
NiSource Finance Corp. 7.625% 2005                                                                        2,000            2,102
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                                  1,750            2,018
Exelon Generation Co., LLC 6.95% 2011                                                                     1,680            1,901
Cilcorp Inc. 9.375% 2029                                                                                  1,185            1,647
Tri-State Generation and Transmission Assn., Inc., Pass Through Trust, Series
   2003-A, 6.04% 2018(3),(7)                                                                              1,500            1,574
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                            1,500            1,484
Constellation Energy Group, Inc. 6.125% 2009                                                              1,000            1,088
                                                                                                                          51,984

CONSUMER STAPLES -- 0.61%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   9.50% 2010                                                                                          $    500        $     545
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   10.75% 2011                                                                                            2,425            2,692
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                        3,175            3,413
Pathmark Stores, Inc. 8.75% 2012                                                                          3,450            3,243
Gold Kist Inc. 10.25% 2014(3)                                                                             2,775            3,094
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                         2,500            2,719
Jean Coutu Group (PJC) Inc. 7.625% 2012(3)                                                                2,020            2,065
CVS Corp. 6.117% 2013(3),(7)                                                                              1,875            2,010
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                           1,550            1,651
Playtex Products, Inc. 8.00% 2011                                                                         1,500            1,598
Rite Aid Corp. 6.875% 2013                                                                                1,250            1,100
Fage Dairy Industry SA 9.00% 2007                                                                         1,000            1,010
Winn-Dixie Stores, Inc. 8.875% 2008                                                                         950              779
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                       230              260
                                                                                                                          26,179

HEALTH CARE -- 0.54%
HCA Inc. 7.125% 2006                                                                                      1,335            1,409
HCA Inc. 5.75% 2014                                                                                       2,500            2,483
Concentra Operating Corp. 9.50% 2010                                                                      2,750            3,053
Aetna Inc. 7.375% 2006                                                                                    2,650            2,810
Humana Inc. 7.25% 2006                                                                                    2,500            2,670
Quintiles Transnational Corp. 10.00% 2013                                                                 2,500            2,663
Wyeth 5.50% 2013(4)                                                                                       2,500            2,555
Health Net, Inc. 9.875% 2011(4)                                                                           2,000            2,468
Tenet Healthcare Corp. 7.375% 2013                                                                        2,500            2,363
Team Health, Inc. 9.00% 2012(3)                                                                             575              575
                                                                                                                          23,049

ENERGY -- 0.45%
Premcor Refining Group Inc. 7.75% 2012                                                                    3,000            3,285
Premcor Refining Group Inc. 7.50% 2015                                                                    1,500            1,620
General Maritime Corp. 10.00% 2013                                                                        2,300            2,625
Newfield Exploration Co. 8.375% 2012                                                                      1,175            1,328
Newfield Exploration Co. 6.625% 2014(3)                                                                   1,225            1,283
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(7)                                              1,870            2,523
Petrozuata Finance, Inc., Series B, 8.22% 2017(3),(7)                                                     2,530            2,505
Northwest Pipeline Corp. 8.125% 2010                                                                      1,850            2,084
El Paso Corp. 7.75% 2032                                                                                  2,000            1,755
                                                                                                                          19,008

INFORMATION TECHNOLOGY -- 0.43%
Electronic Data Systems Corp. 7.125% 2009                                                                 1,600            1,720
Electronic Data Systems Corp., Series B, 6.00% 2013(4)                                                    3,855            3,895
Motorola, Inc. 8.00% 2011                                                                                 2,500            3,009
Solectron Corp. 9.625% 2009                                                                               2,500            2,781
Viasystems, Inc. 10.50% 2011                                                                              2,000            1,910
Nortel Networks Ltd. 6.125% 2006                                                                          1,750            1,794
Sanmina-SCI Corp. 10.375% 2010                                                                            1,500            1,723
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 13.00%
   2008(4)                                                                                                1,186            1,334
                                                                                                                          18,166

MUNICIPALS -- 0.11%
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                            2,975            2,749
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                              2,000            1,894
                                                                                                                           4,643

NON U.S. GOVERNMENT OBLIGATIONS -- 0.06%
Brazil (Federal Republic of) 10.25% 2013                                                              $   2,250   $        2,501


TOTAL BONDS AND NOTES (cost: $931,995,000)                                                                               953,272


SHORT-TERM SECURITIES -- 16.58%

U.S. Treasury Bills 1.37%-1.48% due 10/21-11/18/2004                                                     80,300           80,203
Federal Home Loan Bank 1.54%-1.70% due 10/1-10/29/2004(10)                                               60,376           60,337
CAFCO, LLC 1.56%-1.64% due 10/13-10/26/2004(3)                                                           36,400           36,366
Ciesco LLC 1.55% 10/05/2004(3)                                                                           20,000           19,996
Clipper Receivables Co., LLC 1.60%-1.72% due 10/8-10/25/2004(3)                                          38,500           38,471
Variable Funding Capital Corp. 1.67%-1.82% due 10/7-11/23/2004(3)                                        37,200           37,139
Triple-A One Funding Corp. 1.57%-1.78% due 10/13-11/2/2004(3)                                            33,513           33,483
Wells Fargo & Co. 1.57% due 10/12/2004                                                                   33,000           33,000
Pfizer Inc 1.48%-1.62% due 10/4-11/19/2004(3)                                                            32,100           32,062
Three Pillars Funding, LLC 1.77%-1.80% due 10/14-12/7/2004(3)                                            30,770           30,704
Netjets Inc. 1.75%-1.76% due 11/5-11/12/2004(3)                                                          28,100           28,047
DuPont (E.I.) de Nemours & Co. 1.58%-1.61% due 10/12-11/3/2004                                           27,400           27,373
Wal-Mart Stores Inc. 1.59%-1.74% due 10/26-11/2/2004(3)                                                  26,700           26,664
Anheuser-Busch Cos. Inc. 1.68%-1.69% due 10/15-11/10/2004(3)                                             26,400           26,371
Abbott Laboratories Inc. 1.53%-1.59% due 10/19-11/9/2004(3)                                              25,400           25,368
Exxon Asset Management Co. 1.50% due 10/6/2004(3)                                                        25,000           24,994
PepsiCo Inc. 1.69%-1.73% .due 10/18-10/28/2004(3)                                                        23,400           23,374
Freddie Mac 1.58% due 10/25-10/26/2004                                                                   20,000           19,979
Coca-Cola Co. 1.53%-1.60% due 10/7-11/12/2004                                                            17,400           17,371
FCAR Owner Trust I 1.64% due 11/17/2004                                                                  14,500           14,465
Caterpillar Financial Services Corp. 1.74% due 10/22/2004                                                 8,900            8,891
Caterpillar Financial Services Corp. 1.75% due 11/17/2004(3),(10)                                         4,153            4,143
Procter & Gamble Co. 1.75% due 11/16/2004(3)                                                             12,300           12,272
Hershey Foods Corp. 1.68% due 10/22/2004(3)                                                              11,600           11,588
International Bank for Reconstruction and Development 1.52% due 10/12/2004                               10,000            9,995
Eli Lilly and Co. 1.56% due 10/29/2004(3)                                                                10,000            9,987
Bank of America Corp. 1.62% due 10/27/2004                                                                9,400            9,388
J.P. Morgan Chase & Co. 1.57% due 10/18/2004                                                              3,500            3,497



TOTAL SHORT-TERM SECURITIES (cost: $705,540,000)                                                                         705,528


TOTAL INVESTMENT SECURITIES (cost: $3,883,624,000)                                                                     4,261,081
Other assets less liabilities                                                                                             (6,058)

NET ASSETS                                                                                                            $4,255,023


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.



(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Trustees.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $567,062,000, which represented 13.33% of the net assets of the fund.
(4) Coupon rate may change periodically.
(5) Step bond; coupon rate will increase at a later date.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) Index-linked bond whose principal amount moves with a government retail price index.
(9) Company not making scheduled interest payments; bankruptcy proceedings pending.
(10)This security, or a portion of this security, has been segregated to cover funding requirements on investment transaction settling in the future.

ADR = American Depositary Receipts


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                               $   507,217
Gross unrealized depreciation on investment securities                                                                  (133,039)
Net unrealized appreciation on investment securities                                                                     374,178
Cost of investment securities for federal income tax purposes                                                          3,890,338




BOND FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                               Principal amount     Market value
BONDS AND NOTES -- 78.68%                                                                                 (000)            (000)

CONSUMER DISCRETIONARY -- 17.24%
Ford Motor Credit Co. 7.375% 2009                                                                      $19,250           $21,108
Ford Motor Credit Co. 7.875% 2010                                                                         5,875            6,560
Ford Motor Credit Co. 7.375% 2011                                                                         6,800            7,404
Ford Motor Co. 7.45% 2031                                                                                 1,250            1,229
General Motors Acceptance Corp. 6.125% 2007                                                               8,000            8,434
General Motors Acceptance Corp. 7.75% 2010                                                               17,750           19,526
General Motors Acceptance Corp. 6.875% 2011                                                               2,000            2,101
General Motors Corp. 7.20% 2011                                                                           2,875            3,049
General Motors Acceptance Corp. 8.00% 2031                                                                1,250            1,297
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                    2,500            2,817
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                    3,000            3,492
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                    2,500            2,911
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                    1,750            1,991
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                    4,000            4,348
Clear Channel Communications, Inc. 4.625% 2008                                                              875              892
Clear Channel Communications, Inc. 6.625% 2008                                                              750              807
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                          4,250            4,824
Clear Channel Communications, Inc. 5.75% 2013                                                               750              772
Clear Channel Communications, Inc. 5.50% 2014                                                             1,000              997
Time Warner Inc. 7.75% 2005                                                                                 500              516
AOL Time Warner Inc. 6.125% 2006                                                                          2,250            2,353
AOL Time Warner Inc. 6.875% 2012                                                                          2,000            2,235
AOL Time Warner Inc. 7.625% 2031                                                                          2,250            2,598
Charter Communications Holdings, LLC and Charter Communications Holdings Capital
   Corp. 0%/11.75% 2011(1)                                                                                1,225              766
Charter Communications Holdings, LLC and Charter Communications Holdings Capital
   Corp. 0%/13.50% 2011(1)                                                                                  425              306
Charter Communications Operating, LLC and Charter Communications Operating
   Capital Corp. 8.00% 2012(2)                                                                            4,000            4,010
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                               2,425            2,392
Mohegan Tribal Gaming Authority 6.375% 2009                                                               5,250            5,473
Mohegan Tribal Gaming Authority 7.125% 2014(2)                                                            1,750            1,842
Toys "R" Us, Inc. 7.625% 2011                                                                             1,000            1,005
Toys "R" Us, Inc. 7.875% 2013                                                                             4,580            4,591
Toys "R" Us, Inc. 7.375% 2018                                                                             1,500            1,399
D.R. Horton, Inc. 8.00% 2009                                                                              3,700            4,218
D.R. Horton, Inc. 7.875% 2011                                                                             1,400            1,626
Schuler Homes, Inc. 10.50% 2011                                                                             250              289
D.R. Horton, Inc. 6.875% 2013                                                                               600              658
Young Broadcasting Inc. 8.50% 2008                                                                        3,700            3,950
Young Broadcasting Inc. 10.00% 2011                                                                       2,716            2,811
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                   1,175            1,269
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                   1,875            2,121
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                   2,700            3,166
ITT Corp. 6.75% 2005                                                                                        500              520
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                     2,730            2,955
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                     2,575            2,926
Liberty Media Corp. 7.75% 2009                                                                              750              833
Liberty Media Corp. 7.875% 2009                                                                           3,500            3,911
Liberty Media Corp. 5.70% 2013                                                                              500              495
Liberty Media Corp. 8.25% 2030                                                                            1,000            1,113
Visteon Corp. 8.25% 2010                                                                                  4,100            4,336
Visteon Corp. 7.00% 2014                                                                                  2,000            1,910
MGM Mirage, Inc. 6.00% 2009                                                                               2,000            2,037
MGM Mirage, Inc. 6.00% 2009(2)                                                                            1,750            1,783
MGM Mirage, Inc. 6.75% 2012(2)                                                                            2,000            2,080
Harrah's Operating Co., Inc. 5.50% 2010(2)                                                                4,500            4,655
Harrah's Operating Co., Inc. 8.00% 2011                                                                   1,000            1,162
CBS Corp. 7.15% 2005                                                                                      2,000            2,059
Viacom Inc. 5.625% 2007                                                                                   1,200            1,270
Viacom Inc. 6.625% 2011                                                                                   2,000            2,224
Radio One, Inc., Series B, 8.875% 2011                                                                    4,600            5,094
NVR, Inc. 5.00% 2010                                                                                      5,000            5,050
Hilton Hotels Corp. 7.625% 2008                                                                             695              782
Hilton Hotels Corp. 7.20% 2009                                                                              825              934
Hilton Hotels Corp. 8.25% 2011                                                                            2,522            2,992
J.C. Penney Co., Inc. 8.00% 2010                                                                          3,585            4,100
J.C. Penney Co., Inc. 7.95% 2017                                                                            500              580
ArvinMeritor, Inc. 6.625% 2007                                                                              750              786
ArvinMeritor, Inc. 8.75% 2012                                                                             3,475            3,866
Cinemark USA, Inc. 9.00% 2013                                                                             4,000            4,490
Office Depot, Inc. 10.00% 2008                                                                            2,000            2,360
Office Depot, Inc. 6.25% 2013                                                                             1,875            2,011
Univision Communications Inc. 3.875% 2008                                                                 2,000            1,993
Univision Communications Inc. 7.85% 2011                                                                  1,925            2,265
Videotron Ltee 6.875% 2014                                                                                4,125            4,249
Comcast Cable Communications, Inc. 8.375% 2007                                                              750              838
Tele-Communications, Inc. 9.80% 2012                                                                      2,000            2,554
Comcast Corp. 6.50% 2015                                                                                    750              812
Argosy Gaming Co. 9.00% 2011                                                                                250              282
Argosy Gaming Co. 7.00% 2014                                                                              3,750            3,886
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                          3,500            3,999
Centex Corp. 4.75% 2008                                                                                   3,675            3,777
NTL Cable PLC 8.75% 2014(2),(3)                                                                           2,075            2,257
NTL Cable PLC 8.75% 2014                                                                           Euro   1,000            1,264
MDC Holdings, Inc. 5.50% 2013                                                                             3,250            3,309
Dex Media, Inc., Series B, 8.00% 2013                                                                     1,250            1,319
Dex Media, Inc., Series B, 0%/9.00% 2013(1)                                                               1,400            1,032
Dex Media, Inc., Series B, 0%/9.00% 2013(1)                                                               1,250              922
News America Inc. 4.75% 2010                                                                              2,000            2,037
News America Inc. 6.75% 2038                                                                              1,000            1,118
Delphi Trust II, trust preferred securities, 6.197% 2033(3)                                               3,000            3,049
Kabel Deutschland GmbH 10.625% 2014(2)                                                                    2,625            2,874
Six Flags, Inc. 9.50% 2009                                                                                1,000              982
Six Flags, Inc. 8.875% 2010                                                                               1,000              942
Six Flags, Inc. 9.625% 2014                                                                               1,000              940
Cox Communications, Inc. 7.875% 2009                                                                      1,500            1,675
Cox Communications, Inc. 4.625% 2013                                                                      1,250            1,155
Telenet Communications NV 9.00% 2013                                                               Euro   1,000            1,320
Telenet Group Holding NV 0%/11.50% 2014(1),(2)                                                            2,000            1,480
EchoStar DBS Corp. 9.125% 2009                                                                            2,475            2,766
TRW Automotive Acquisition Corp. 9.375% 2013                                                              1,690            1,939
TRW Automotive Acquisition Corp. 11.00% 2013                                                                650              777
Pulte Homes, Inc. 8.125% 2011                                                                             1,395            1,639
Pulte Homes, Inc. 7.875% 2032                                                                               750              886
Dana Corp. 6.50% 2009                                                                                       325              345
Dana Corp. 9.00% 2011                                                                                     1,675            2,031
Staples, Inc. 7.375% 2012                                                                                 2,000            2,320
Adelphia Communications Corp. 10.25% 2006(4)                                                              1,000              905
Adelphia Communications Corp. 10.25% 2011(4)                                                              1,450            1,374
RH Donnelley Inc. 8.875% 2010(2)                                                                          2,000            2,270
Reader's Digest Association, Inc. 6.50% 2011                                                              2,000            2,070
Standard Pacific Corp. 5.125% 2009                                                                        2,000            1,995
Antenna TV SA 9.75% 2008                                                                           Euro   1,425            1,797
Toll Brothers, Inc. 6.875% 2012                                                                           1,500            1,675
Boyd Gaming Corp. 9.25% 2009                                                                                750              823
Boyd Gaming Corp. 7.75% 2012                                                                                750              808
Hyatt Equities, LLC 6.875% 2007(2)                                                                        1,500            1,601
AMC Entertainment Inc. 8.00% 2014(2)                                                                      1,675            1,583
Carnival Corp. 3.75% 2007                                                                                   500              503
Carnival Corp. 6.15% 2008                                                                                   750              811
Hollinger Participation Trust 12.125% 2010(2),(3),(5)                                                     1,095            1,256
YUM! Brands, Inc. 7.70% 2012                                                                              1,000            1,190
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                1,000            1,170
Regal Cinemas Corp., Series B, 9.375% 2012(6)                                                             1,000            1,115
Beazer Homes USA, Inc. 8.375% 2012                                                                        1,000            1,110
Entravision Communications Corp. 8.125% 2009                                                              1,000            1,067
Buffets, Inc. 11.25% 2010                                                                                 1,000            1,065
Tenneco Automotive Inc., Series B, 11.625% 2009                                                           1,000            1,060
Cox Radio, Inc. 6.625% 2006                                                                               1,000            1,046
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                     1,000            1,025
Gray Communications Systems, Inc. 9.25% 2011                                                                875              987
CSC Holdings, Inc., Series B, 8.125% 2009                                                                   750              801
Gannett Co., Inc. 4.95% 2005                                                                                750              759
British Sky Broadcasting Group PLC 8.20% 2009                                                               625              729
Dillard's, Inc. 6.30% 2008                                                                                  700              712
Ryland Group, Inc. 9.75% 2010                                                                               500              557
Saks Inc. 7.375% 2019                                                                                       400              402
LBI Media, Inc. 10.125% 2012                                                                                250              281
RBS-Zero Editora Jornalistica SA 11.00% 2010(2)                                                             193              179
Boise Cascade Corp. 6.50% 2010                                                                               90              101
R.J. Tower Corp., Series B, 12.00% 2013                                                                     125              101
                                                                                                                         313,428

U.S. TREASURY NOTES & BONDS -- 11.89%
U.S. Treasury Obligations 5.75% 2005                                                                     28,000           29,081
U.S. Treasury Obligations 6.75% 2005                                                                     20,000           20,575
U.S. Treasury Obligations 6.875% 2006                                                                    13,500           14,449
U.S. Treasury Obligations 3.00% 2007                                                                     34,000           34,106
U.S. Treasury Obligations 3.25% 2007                                                                      7,000            7,079
U.S. Treasury Obligations 3.375% 2007(7)                                                                  5,081            5,427
U.S. Treasury Obligations 6.25% 2007                                                                     11,500           12,429
U.S. Treasury Obligations 3.625% 2008(7)                                                                  3,517            3,854
U.S. Treasury Obligations 4.75% 2008                                                                      4,000            4,242
U.S. Treasury Obligations 5.625% 2008                                                                    10,000           10,880
U.S. Treasury Obligations 3.875% 2009                                                                     7,500            7,684
U.S. Treasury Obligations 6.00% 2009                                                                     28,750           32,151
U.S. Treasury Obligations 10.375% 2009                                                                      500              505
U.S. Treasury Obligations 5.00% 2011                                                                      2,000            2,150
U.S. Treasury Obligations 10.375% 2012(8)                                                                 1,000            1,219
U.S. Treasury Obligations 8.875% 2017                                                                     1,750            2,497
U.S. Treasury Obligations 7.875% 2021                                                                     2,750            3,721
U.S. Treasury Obligations 6.875% 2025                                                                    19,250           24,171
                                                                                                                         216,220

FINANCIALS -- 8.09%
International Lease Finance Corp. 3.75% 2007                                                              1,700            1,711
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                         1,000            1,079
International Lease Finance Corp., Series O, 4.55% 2009                                                   7,000            7,160
CIT Group Inc. 5.91% 2005                                                                                 1,000            1,034
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                         1,700            1,729
CIT Group Inc. 5.75% 2007                                                                                 1,500            1,597
CIT Group Inc. 7.375% 2007                                                                                1,500            1,646
CIT Group Inc. 6.875% 2009                                                                                2,500            2,812
CIT Group Inc. 7.75% 2012                                                                                   750              889
Abbey National PLC 6.70% (undated)(3)                                                                     5,600            6,137
Abbey National PLC 7.35% (undated)(3)                                                                     3,000            3,226
HBOS Treasury Services PLC 3.75% 2008(2)                                                                  1,500            1,507
HBOS PLC 5.375% (undated)(2),(3)                                                                          4,500            4,578
Bank of Scotland 7.00% (undated)(2),(3)                                                                     480              527
Washington Mutual, Inc. 5.625% 2007                                                                         750              789
Washington Mutual, Inc. 4.375% 2008                                                                         750              768
Washington Mutual, Inc. 4.00% 2009                                                                        3,500            3,508
Washington Mutual Bank, FA 6.875% 2011                                                                    1,250            1,415
USA Education, Inc. 5.625% 2007                                                                           3,250            3,423
SLM Corp., Series A, 3.95% 2008                                                                             500              505
SLM Corp., Series A, 4.00% 2009                                                                             500              502
SLM Corp., Series A, 5.00% 2015                                                                           1,000              992
Host Marriott, LP, Series E, 8.375% 2006                                                                  1,500            1,590
Host Marriott, LP, Series L, 7.00% 2012(2)                                                                2,000            2,115
Host Marriott, LP, Series K, 7.125% 2013                                                                  1,500            1,582
Development Bank of Singapore Ltd. 7.875% 2009(2)                                                         4,000            4,665
Capital One Bank 6.875% 2006                                                                              1,500            1,578
Capital One Financial Corp. 8.75% 2007                                                                      800              893
Capital One Financial Corp. 7.125% 2008                                                                   1,500            1,654
Capital One Capital I 3.244% 2027(2),(3)                                                                    250              251
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                       2,500            2,498
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                        1,700            1,653
iStar Financial, Inc. 7.00% 2008                                                                            950            1,031
iStar Financial, Inc. 8.75% 2008                                                                            309              356
iStar Financial, Inc. 6.00% 2010                                                                            750              784
iStar Financial, Inc., Series B, 5.125% 2011                                                              1,000            1,003
iStar Financial, Inc., Series B, 5.70% 2014                                                                 750              755
Household Finance Corp. 4.75% 2009                                                                        2,500            2,583
Household Finance Corp. 6.375% 2011                                                                       1,000            1,104
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(2),(3)                                              3,000            3,332
Citigroup Inc. 4.25% 2009                                                                                 3,000            3,054
Bank of America Corp. 4.375% 2010                                                                         3,000            3,027
J.P. Morgan Chase & Co. 5.75% 2013                                                                        2,750            2,933
LaBranche and Co., Inc. 9.50% 2009(2)                                                                     2,750            2,764
Rouse Co. 3.625% 2009                                                                                       265              248
Rouse Co. 7.20% 2012                                                                                      2,275            2,448
Downey Financial Corp. 6.50% 2014                                                                         2,500            2,623
Monumental Global Funding II, Series 2003-F, 3.45% 2007(2)                                                1,800            1,828
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                            750              787
EOP Operating LP 8.10% 2010                                                                                 500              583
EOP Operating LP 6.75% 2012                                                                                 750              832
EOP Operating LP 4.75% 2014                                                                               1,000              967
Colonial Realty LP 6.25% 2014                                                                             2,250            2,373
ProLogis Trust 7.05% 2006                                                                                   250              267
ProLogis Trust 5.50% 2013                                                                                 2,000            2,074
New York Life Global Funding 3.875% 2009(2)                                                               2,250            2,260
CNA Financial Corp. 6.75% 2006                                                                              230              244
CNA Financial Corp. 6.60% 2008                                                                            1,736            1,861
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                         750              785
Allstate Financial Global Funding LLC 4.25% 2008(2)                                                       1,250            1,275
Popular North America, Inc., Series E, 3.875% 2008                                                        2,000            2,001
Developers Diversified Realty Corp. 3.875% 2009                                                           1,000              983
Developers Diversified Realty Corp. 4.625% 2010                                                           1,000              999
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                              2,000            1,981
Nationwide Life Insurance Co. 5.35% 2007(2)                                                               1,000            1,046
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                              750              896
Hospitality Properties Trust 6.75% 2013                                                                   1,500            1,615
MBNA Corp., Series F, 6.125% 2013                                                                         1,500            1,615
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                    500              515
United Dominion Realty Trust, Inc. 6.50% 2009                                                             1,000            1,094
Prudential Holdings, LLC, Series C, 8.695% 2023(2),(9)                                                    1,250            1,598
City National Corp. 5.125% 2013                                                                           1,500            1,512
Bayerische Landesbank, Series F, 2.50% 2006                                                               1,500            1,493
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(2),(3)                             750              828
Barclays Bank PLC 7.375% (undated)(2),(3)                                                                   500              583
UFJ Finance Aruba AEC 6.75% 2013                                                                          1,250            1,388
First Industrial, LP 6.875% 2012                                                                          1,250            1,375
ReliaStar Financial Corp. 8.00% 2006                                                                        250              275
ING Security Life Institutional Funding 2.70% 2007(2)                                                     1,000              994
MetLife, Inc. 3.911% 2005                                                                                 1,130            1,142
Zions Bancorporation 6.00% 2015                                                                           1,000            1,065
ACE INA Holdings Inc. 5.875% 2014                                                                         1,000            1,047
Assurant, Inc. 5.625% 2014                                                                                1,000            1,028
ERP Operating LP 4.75% 2009                                                                               1,000            1,027
Simon Property Group, LP 4.875% 2010                                                                      1,000            1,020
Chevy Chase Bank, FSB 6.875% 2013                                                                         1,000            1,015
US Bank National Association 2.85% 2006                                                                   1,000              999
Hartford Financial Services Group, Inc. 2.375% 2006                                                       1,000              989
Providian Financial Corp., Series A, 9.525% 2027(2)                                                         750              776
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014(2)                                                          750              775
Mangrove Bay Pass Through Trust 6.102% 2033(2),(3)                                                          750              766
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2),(3)                                    500              566
Kimco Realty Corp. 6.00% 2012                                                                               500              536
Advanta Capital Trust I, Series B, 8.99% 2026                                                               500              455
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                            350              429
National Westminster Bank PLC 7.75% (undated)(3)                                                            250              278
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                            250              274
                                                                                                                         147,172

TELECOMMUNICATION SERVICES -- 7.92%
Sprint Capital Corp. 4.78% 2006(1)                                                                     $  5,000       $    5,143
Sprint Capital Corp. 6.375% 2009                                                                          5,875            6,433
Sprint Capital Corp. 7.625% 2011                                                                          2,495            2,886
Sprint Capital Corp. 8.375% 2012                                                                          4,000            4,851
Sprint Capital Corp. 6.90% 2019                                                                           1,000            1,097
Sprint Capital Corp. 6.875% 2028                                                                          1,250            1,315
AT&T Corp. 6.00% 2009                                                                                     3,500            3,579
AT&T Corp. 8.05% 2011(3)                                                                                 10,400           11,687
Nextel Communications, Inc. 6.875% 2013                                                                   1,350            1,411
Nextel Communications, Inc. 7.375% 2015                                                                  12,250           13,230
Qwest Capital Funding, Inc. 7.75% 2006                                                                      625              630
Qwest Services Corp. 13.50% 2010(2)                                                                       7,037            8,251
Qwest Corp. 9.125% 2012(2)                                                                                1,250            1,381
Qwest Services Corp. 14.50% 2014(2)                                                                       2,000            2,430
American Tower Corp. 9.375% 2009                                                                          2,467            2,627
American Towers, Inc. 7.25% 2011                                                                          1,825            1,907
American Tower Corp. 7.125% 2012(2)                                                                       3,375            3,358
American Tower Corp. 7.50% 2012                                                                           4,500            4,612
Crown Castle International Corp. 9.375% 2011                                                              1,750            2,021
Crown Castle International Corp. 10.75% 2011                                                              2,000            2,235
Crown Castle International Corp. 7.50% 2013                                                               1,800            1,894
Crown Castle International Corp., Series B, 7.50% 2013                                                    1,750            1,842
Dobson Communications Corp. 10.875% 2010                                                                  3,500            2,581
American Cellular Corp., Series B, 10.00% 2011                                                            4,750            3,871
Dobson Communications Corp. 8.875% 2013                                                                   1,375              894
AT&T Wireless Services, Inc. 7.875% 2011                                                                  1,890            2,242
Tritel PCS, Inc. 10.375% 2011                                                                             2,987            3,409
AT&T Wireless Services, Inc. 8.125% 2012                                                                  1,110            1,343
Nextel Partners, Inc. 12.50% 2009                                                                           684              793
Nextel Partners, Inc. 8.125% 2011                                                                         5,800            6,177
Telecom Italia Capital, Series B, 5.25% 2013(2)                                                           2,750            2,807
Telecom Italia Capital SA 4.95% 2014(2)                                                                   2,500            2,474
Western Wireless Corp. 9.25% 2013                                                                         4,450            4,561
France Telecom 8.50% 2011(3)                                                                              3,500            4,195
Cincinnati Bell Inc. 7.25% 2013                                                                           4,250            4,112
British Telecommunications PLC 8.375% 2010(3)                                                             3,250            3,924
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                           3,090            3,236
Centennial Cellular Corp. 10.75% 2008                                                                       672              702
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
   10.125% 2013                                                                                           1,000            1,057
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operating Corp. 8.625% 2014(2),(3)                                            1,000              959
Triton PCS, Inc. 9.375% 2011                                                                              1,000              722
Triton PCS, Inc. 8.50% 2013                                                                               1,250            1,141
Vodafone Group PLC 7.75% 2010                                                                             1,125            1,321
PCCW-HKT Capital Ltd. 8.00% 2011(2),(3)                                                                   1,000            1,151
Cingular Wireless LLC 5.625% 2006                                                                         1,000            1,047
US Unwired Inc., Series B, 10.00% 2012                                                                    1,000            1,042
Koninklijke KPN NV 8.00% 2010                                                                               750              893
Singapore Telecommunications Ltd. 7.375% 2031(2)                                                            750              888
TELUS Corp. 8.00% 2011                                                                                      750              880
Rogers Cantel Inc. 9.75% 2016                                                                               500              561
Deutsche Telekom International Finance BV 8.50% 2010(3)                                                     250              300
GT Group Telecom Inc. 0%/13.25% 2010(1),(4),(6)                                                           1,000               --
                                                                                                                         144,103

MATERIALS -- 5.81%
Georgia-Pacific Corp. 7.50% 2006                                                                         $1,380       $    1,466
Fort James Corp. 6.875% 2007                                                                              1,625            1,739
Georgia-Pacific Corp. 8.875% 2010                                                                         2,050            2,409
Georgia-Pacific Corp. 8.125% 2011                                                                         2,700            3,132
Georgia-Pacific Corp. 9.50% 2011                                                                            575              714
Georgia-Pacific Corp. 7.70% 2015                                                                          1,250            1,431
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                             2,500            2,434
Abitibi-Consolidated Finance LP 7.875% 2009                                                               1,500            1,571
Abitibi-Consolidated Co. of Canada 5.38% 2011(3)                                                          2,500            2,537
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                             2,500            2,312
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                          7,385            8,391
Packaging Corp. of America 5.75% 2013                                                                     7,500            7,753
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2)                                              5,500            5,405
Dow Chemical Co. 6.00% 2012                                                                               1,800            1,947
Stone Container Corp. 9.25% 2008                                                                            650              726
Stone Container Corp. 9.75% 2011                                                                            950            1,057
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                 2,000            2,215
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                 2,050            2,173
Owens-Brockway Glass Container Inc. 8.875% 2009                                                           2,500            2,731
Owens-Brockway Glass Container Inc. 8.75% 2012                                                            2,250            2,509
Lyondell Chemical Co. 9.50% 2008                                                                          2,300            2,521
Equistar Chemicals, LP 8.75% 2009                                                                           750              812
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                            1,500            1,718
Norske Skogindustrier ASA 7.625% 2011(2)                                                                  2,500            2,846
Norske Skogindustrier ASA 6.125% 2015(2)                                                                  1,500            1,534
Weyerhaeuser Co. 5.95% 2008                                                                               1,000            1,077
Weyerhaeuser Co. 6.75% 2012                                                                               2,000            2,246
Luscar Coal Ltd. 9.75% 2011                                                                               2,750            3,135
Ainsworth Lumber Co. Ltd. 7.25% 2012(2)                                                                     375              381
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                      2,000            1,935
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                        500              484
Rhodia 10.25% 2010                                                                                        2,500            2,600
Graphic Packaging International, Inc. 8.50% 2011                                                          1,750            1,964
Graphic Packaging International, Inc. 9.50% 2013                                                            500              574
United States Steel Corp. 9.75% 2010                                                                      2,103            2,418
Sino-Forest Corp., 9.125% 2011(2)                                                                         2,175            2,246
Norampac Inc. 6.75% 2013                                                                                  1,975            2,069
Alcan Inc. 5.20% 2014                                                                                     2,000            2,057
Graham Packaging Co., LP 9.875% 2014(2)                                                                   2,000            2,048
Ispat Inland ULC 9.75% 2014                                                                               1,825            2,021
Airgas, Inc. 6.25% 2014                                                                                   2,000            2,010
Steel Dynamics, Inc. 9.50% 2009                                                                           1,750            1,951
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50%
   2014(1),(2)                                                                                            2,000            1,205
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(2)                                                           575              624
Crompton Corp. 7.67% 2010(2),(3)                                                                          1,600            1,672
Potlatch Corp. 10.00% 2011                                                                                1,250            1,419
INVISTA 9.25% 2012(2)                                                                                     1,250            1,341
Oregon Steel Mills, Inc. 10.00% 2009                                                                      1,000            1,098
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(9)                                                1,000              830
ICI Wilmington, Inc. 5.625% 2013                                                                            750              772
Allegheny Technologies, Inc. 8.375% 2011                                                                    500              535
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(10)                                                         1,500              469
Kappa Beheer BV 10.625% 2009                                                                       Euro     250              332
                                                                                                                         105,596

INDUSTRIALS -- 5.47%
Allied Waste North America, Inc., Series B, 7.625% 2006                                                  $1,500           $1,573
Allied Waste North America, Inc. 8.50% 2008                                                               1,750            1,908
Allied Waste North America, Inc., Series B, 8.875% 2008                                                   1,500            1,635
Allied Waste North America, Inc., Series B, 6.50% 2010                                                    2,250            2,239
Allied Waste North America, Inc., Series B, 5.75% 2011                                                    1,000              955
Allied Waste North America, Inc., Series B, 6.125% 2014                                                   2,000            1,875
Tyco International Group SA 6.125% 2008                                                                   2,375            2,578
Tyco International Group SA 6.125% 2009                                                                   1,000            1,088
Tyco International Group SA 6.375% 2011                                                                   3,770            4,175
Terex Corp. 9.25% 2011                                                                                    1,250            1,406
Terex Corp. 7.375% 2014                                                                                   6,000            6,330
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                        1,000            1,104
Hutchison Whampoa International Ltd. 6.50% 2013(2)                                                        2,750            2,902
Hutchison Whampoa International Ltd. 6.25% 2014(2)                                                        3,000            3,085
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(2)                                                     500              553
Cendant Corp. 6.25% 2008                                                                                  3,000            3,236
Cendant Corp. 7.375% 2013                                                                                 3,500            4,056
TFM, SA de CV 10.25% 2007                                                                                 3,335            3,468
TFM, SA de CV 11.75% 2009                                                                                   445              452
TFM, SA de CV 12.50% 2012                                                                                 1,730            1,929
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                            500              453
Continental Airlines, Inc. 8.00% 2005                                                                     1,000              920
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                           600              562
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012                                         2,070            2,019
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(9)                                          466              373
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(9)                                      1,272            1,241
General Electric Capital Corp., Series A, 5.375% 2007                                                     1,250            1,316
General Electric Capital Corp., Series A, 6.00% 2012                                                      1,000            1,100
General Electric Co. 5.00% 2013                                                                           2,750            2,833
Bombardier Inc. 6.30% 2014(2)                                                                             6,000            5,191
American Standard Inc. 8.25% 2009                                                                         1,700            1,964
American Standard Inc. 7.625% 2010                                                                        2,300            2,616
Northwest Airlines, Inc. 9.875% 2007                                                                      2,000            1,520
Northwest Airlines, Inc. 7.875% 2008                                                                      1,000              675
Northwest Airlines, Inc. 10.00% 2009                                                                      2,750            1,911
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(9)                                            404              442
Kansas City Southern Railway Co. 9.50% 2008                                                               1,100            1,210
Kansas City Southern Railway Co. 7.50% 2009                                                               2,650            2,723
Delta Air Lines, Inc. 7.70% 2005                                                                          1,500              660
Delta Air Lines, Inc. 10.00% 2008                                                                         1,750              534
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.41% 2009(3),(9)                           1,361            1,370
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010                                                 1,000              518
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(9)                                               417              146
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(9)                                         2,884            2,852
Waste Management, Inc. 7.00% 2006                                                                         1,000            1,073
Waste Management, Inc. 7.375% 2010                                                                          650              751
WMX Technologies, Inc. 7.10% 2026                                                                           500              557
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2),(9)                                    1,119            1,208
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664%
   2013(2),(9)                                                                                              910            1,012
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                                     2,000            2,121
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(9)                                500              544
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(9)                              1,500            1,451
John Deere Capital Corp. 3.90% 2008                                                                       1,500            1,523
Deere & Co. 8.95% 2019                                                                                      250              300
Nortek, Inc. 8.50% 2014(2)                                                                                1,725            1,816
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11%
   2006(4),(9)                                                                                              386              143
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(9)                                           1,675            1,363
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(9)                                            1,000            1,056
Burlington Northern Santa Fe Corp., Series 2002-2, 5.14% 2021(9)                                          1,000            1,015
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
   5.70% 2023(2),(9)                                                                                        777              810
Standard Aero Holdings, Inc. 8.25% 2014(2)                                                                  500              520
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057%
   2022(9)                                                                                                  423              467
Jet Equipment Trust, Series 1994-A, 11.79% 2013(2),(4)                                                      250                0
Jet Equipment Trust, Series 1995-D, 11.44% 2014(2),(4)                                                      300                0
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015(2),(4),(9)                                         250                0
                                                                                                                          99,426

MORTGAGE BACKED OBLIGATIONS(9) -- 4.29%
Fannie Mae 6.00% 2013                                                                                       154              162
Fannie Mae 6.00% 2016                                                                                       222              233
Fannie Mae 6.00% 2016                                                                                       155              162
Fannie Mae 6.00% 2017                                                                                       968            1,016
Fannie Mae 10.00% 2018                                                                                       27               30
Fannie Mae, Series 2001-4, Class GA, 10.231% 2025(3)                                                        299              336
Fannie Mae 7.00% 2026                                                                                       115              122
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                           435              471
Fannie Mae 6.50% 2031                                                                                        38               40
Fannie Mae 7.50% 2031                                                                                        75               80
Fannie Mae, Series 2001-20, Class C, 11.991% 2031(3)                                                        202              239
Fannie Mae 5.00% 2033                                                                                     3,719            3,690
Fannie Mae 6.00% 2034                                                                                    19,000           19,647
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                          304              324
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                            285              305
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                            431              466
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(2)                                         5,000            4,966
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935%
   2034                                                                                                   1,000            1,033
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627%
   2035                                                                                                     483              492
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103%
   2036                                                                                                   1,230            1,326
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26%
   2040                                                                                                     194              198
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48%
   2040                                                                                                   1,250            1,363
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                            750              820
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                          1,183            1,287
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757%
   2032                                                                                                   1,750            2,025
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                             1,500            1,697
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67%
   2034(3)                                                                                                2,107            2,091
Government National Mortgage Assn. 5.50% 2017                                                               823              857
Government National Mortgage Assn. 7.00% 2023                                                               114              121
Government National Mortgage Assn. 7.50% 2023                                                                85               91
Government National Mortgage Assn. 8.00% 2023                                                               257              281
Government National Mortgage Assn. 7.00% 2024                                                               190              203
Government National Mortgage Assn. 7.00% 2024                                                                66               70
Government National Mortgage Assn. 7.50% 2024                                                                37               40
Government National Mortgage Assn. 7.00% 2025                                                               107              114
Government National Mortgage Assn. 7.00% 2026                                                                28               31
Government National Mortgage Assn. 7.00% 2029                                                                79               85
Government National Mortgage Assn. 7.00% 2029                                                                35               38
Government National Mortgage Assn. 7.50% 2030                                                               254              275
Government National Mortgage Assn. 7.50% 2030                                                               112              121
Government National Mortgage Assn. 7.50% 2030                                                                51               56
Government National Mortgage Assn. 7.50% 2030                                                                49               53
Government National Mortgage Assn. 7.50% 2030                                                                14               16
Government National Mortgage Assn. 8.00% 2030                                                               119              130
Government National Mortgage Assn. 8.00% 2030                                                                86               94
Government National Mortgage Assn. 8.00% 2030                                                                82               90
Government National Mortgage Assn. 8.00% 2031                                                               126              138
Government National Mortgage Assn. 7.50% 2032                                                               421              456
Government National Mortgage Assn. 6.50% 2034                                                               275              290
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.143% 2033(3)                                      1,495            1,510
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.064% 2034(3)                                      1,585            1,596
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.729% 2034(3)                                   2,838            2,892
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                2,633            2,835
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2,
   7.32% 2032                                                                                             1,520            1,740
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2,
   6.48% 2035                                                                                               750              839
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.422% 2030(3)                                  1,250            1,341
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.422% 2030(3)                                  1,000            1,102
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46%
   2008                                                                                                     783              858
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592%
   2033                                                                                                   1,250            1,398
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029(2)                                   1,000            1,081
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                    1,000            1,091
Citigroup Mortgage Loan Trust, Series 2004-HYB1, Class A-3-1, 4.55% 2014(3)                               1,867            1,873
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59%
   2034                                                                                                     286              291
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16%
   2035                                                                                                   1,250            1,361
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                           1,000            1,108
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,
   5.585% 2034                                                                                            1,043            1,105
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class B, 7.619% 2031                                                                      750             865
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
   4.21% 2033(3)                                                                                            813              814
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                       767              804
Freddie Mac, 6.00% 2034                                                                                     750              774
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                              1                1
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                      732              757
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                     500              588
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                      500              552
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
   1998-C2, Class A-1, 6.28% 2035                                                                           250              254
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.528% 2027(2),(3)                             193              208
                                                                                                                          77,909

UTILITIES -- 4.05%
Edison Mission Energy 10.00% 2008                                                                         1,000            1,175
Mission Energy Holding Co. 13.50% 2008                                                                    2,350            2,985
Edison Mission Energy 7.73% 2009                                                                          1,500            1,583
Edison Mission Energy 9.875% 2011                                                                         1,875            2,194
Midwest Generation, LLC, Series B, 8.56% 2016(9)                                                          1,900            1,996
Homer City Funding LLC 8.734% 2026(9)                                                                       999            1,124
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                              3,250            3,559
AES Corp. 9.50% 2009                                                                                        695              780
AES Corp. 9.375% 2010                                                                                     2,019            2,284
AES Corp. 8.75% 2013(2)                                                                                   4,850            5,493
AES Corp. 9.00% 2015(2)                                                                                     350              396
AES Ironwood, LLC 8.857% 2025(9)                                                                          1,203            1,342
AES Red Oak, LLC, Series B, 9.20% 2029(9)                                                                 2,500            2,813
Dynegy Holdings Inc. 9.875% 2010(2)                                                                       3,225            3,660
Dynegy Holdings Inc. 10.125% 2013(2)                                                                      3,750            4,331
Southern Power Co., Series B, 6.25% 2012                                                                  6,000            6,541
Nevada Power Co., General and Ref. Mortgage Notes, Series G, 9.00% 2013                                   4,750            5,486
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                               2,750            2,878
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                      1,500            1,555
Commonwealth Edison Co., Series 99, 3.70% 2008                                                            1,500            1,518
Exelon Generation Co., LLC 6.95% 2011                                                                     1,300            1,471
Constellation Energy Group, Inc. 6.125% 2009                                                              2,550            2,774
American Electric Power Co., Inc., Series A, 6.125% 2006                                                  2,200            2,307
Duke Capital Corp. 6.25% 2013                                                                             1,000            1,078
Duke Capital Corp. 5.50% 2014                                                                             1,000            1,016
SP PowerAssets Ltd. 3.80% 2008(2)                                                                         2,000            2,004
Drax Group Ltd., Class A-1, 7.538% 2015(2),(3)                                                     Pound    242              438
Drax Group Ltd., Class A-2, units 9.02% 2015(2),(3),(11)                                                    278              871
Drax Group Ltd., Class B, 7.02% 2025(2),(3)                                                                 205              352
NiSource Finance Corp. 7.625% 2005                                                                        1,250            1,314
Cilcorp Inc. 8.70% 2009                                                                                   1,000            1,187
Israel Electric Corp. Ltd. 7.70% 2018(2)                                                                  1,000            1,153
PSEG Energy Holdings Inc. 8.625% 2008                                                                     1,000            1,108
Progress Energy, Inc. 6.05% 2007                                                                          1,000            1,059
AES Gener SA 7.50% 2014(2)                                                                                1,000            1,010
Oncor Electric Delivery Co. 6.375% 2012                                                                     800              887
                                                                                                                          73,722

INFORMATION TECHNOLOGY -- 2.98%
Electronic Data Systems Corp. 6.334% 2006                                                                 2,000            2,080
Electronic Data Systems Corp. 7.125% 2009                                                                 8,550            9,194
Electronic Data Systems Corp., Series B, 6.50% 2013(3)                                                    2,000            2,021
Motorola, Inc. 7.625% 2010                                                                                1,500            1,758
Motorola, Inc. 8.00% 2011                                                                                 4,500            5,416
Motorola, Inc. 7.50% 2025                                                                                   500              575
Motorola, Inc. 6.50% 2028                                                                                   250              260
Motorola, Inc. 5.22% 2097                                                                                 1,000              780
Nortel Networks Ltd. 6.125% 2006                                                                          5,975            6,124
Xerox Corp. 7.125% 2010                                                                                   5,000            5,363
Sanmina-SCI Corp. 10.375% 2010                                                                            3,750            4,308
Solectron Corp., Series B, 7.375% 2006                                                                      625              652
Solectron Corp. 9.625% 2009                                                                               2,750            3,059
Jabil Circuit, Inc. 5.875% 2010                                                                           3,500            3,666
Flextronics International Ltd. 9.75% 2010                                                          Euro   2,000            2,721
Freescale Semiconductor, Inc. 6.875% 2011(2)                                                              2,400            2,508
Viasystems, Inc. 10.50% 2011                                                                              1,500            1,433
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010                             975            1,126
Lucent Technologies Inc. 7.25% 2006                                                                       1,000            1,065
Exodus Communications, Inc. 11.625% 2010(4),(6)                                                             385               --
                                                                                                                          54,109

HEALTH CARE -- 2.12%
Columbia/HCA Healthcare Corp. 6.91% 2005(8)                                                               4,500            4,603
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                  2,500            2,673
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                  2,000            2,195
HCA -- The Healthcare Co. 8.75% 2010                                                                      1,250            1,467
HCA Inc. 6.25% 2013                                                                                       1,250            1,291
Concentra Operating Corp. 9.50% 2010                                                                      4,000            4,440
Concentra Operating Corp. 9.125% 2012(2)                                                                  3,250            3,575
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                 3,000            3,060
Triad Hospitals, Inc. 7.00% 2012                                                                          2,500            2,625
Aetna Inc. 7.375% 2006                                                                                    1,400            1,485
Aetna Inc. 7.875% 2011                                                                                      750              886
Health Net, Inc. 9.875% 2011(3)                                                                           1,875            2,314
Tenet Healthcare Corp. 6.375% 2011                                                                        1,000              903
Tenet Healthcare Corp. 9.875% 2014(2)                                                                     1,000            1,050
Humana Inc. 7.25% 2006                                                                                    1,500            1,602
Quintiles Transnational Corp. 10.00% 2013                                                                 1,250            1,331
UnitedHealth Group Inc. 5.20% 2007                                                                        1,000            1,045
Schering-Plough Corp. 5.30% 2013                                                                          1,000            1,037
Hospira, Inc. 4.95% 2009                                                                                  1,000            1,026
                                                                                                                          38,608

CONSUMER STAPLES -- 2.02%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                     2,105            2,189
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                     6,005            6,801
Ahold Finance U.S.A., Inc. 6.50% 2017                                                              Pound    525              918
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                              473              502
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                            1,075            1,148
Delhaize America, Inc. 7.375% 2006                                                                          845              900
Delhaize America, Inc. 8.125% 2011                                                                        6,400            7,341
Jean Coutu Group (PJC) Inc. 7.625% 2012(2)                                                                  300              307
Jean Coutu Group (PJC) Inc. 8.50% 2014(2)                                                                 4,000            3,990
Stater Bros. Holdings Inc. 5.38% 2010(2),(3)                                                              2,550            2,601
Stater Bros. Holdings Inc. 8.125% 2012(2)                                                                   500              526
Gold Kist Inc. 10.25% 2014(2)                                                                             2,110            2,353
SUPERVALU INC. 7.50% 2012                                                                                 1,500            1,746
Winn-Dixie Stores, Inc. 8.875% 2008                                                                       2,000            1,640
CVS Corp. 6.117% 2013(2),(9)                                                                              1,406            1,507
Rite Aid Corp. 6.875% 2013                                                                                1,250            1,100
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   9.50% 2010                                                                                             1,000            1,090
                                                                                                                          36,659

ENERGY -- 1.84%
Premcor Refining Group Inc. 9.25% 2010                                                                    3,750            4,275
Premcor Refining Group Inc. 6.125% 2011                                                                   2,000            2,080
Premcor Refining Group Inc. 6.75% 2011                                                                    2,700            2,889
Premcor Refining Group Inc. 9.50% 2013                                                                      650              769
Premcor Refining Group Inc. 6.75% 2014                                                                    2,000            2,080
Premcor Refining Group Inc. 7.50% 2015                                                                      275              297
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2),(9)                                              5,212            5,166
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(9)                                                     87               86
Newfield Exploration Co. 8.375% 2012                                                                      3,250            3,673
Newfield Exploration Co. 6.625% 2014(2)                                                                   1,000            1,048
Williams Companies, Inc. 7.125% 2011                                                                        500              551
Williams Companies, Inc. 8.125% 2012                                                                      1,830            2,118
General Maritime Corp. 10.00% 2013                                                                        2,200            2,511
Petrozuata Finance, Inc., Series B, 8.22% 2017(2),(9)                                                     2,500            2,475
Teekay Shipping Corp. 8.875% 2011                                                                         1,125            1,278
Devon Financing Corp., ULC 6.875% 2011                                                                      750              847
Southern Natural Gas Co. 8.00% 2032                                                                         750              778
Reliance Industries Ltd., Series B, 10.25% 2097                                                             500              547
                                                                                                                          33,468

ASSET BACKED(9) -- 1.62%
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                            3,640            3,751
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020                               3,300            3,548
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                    2,500            2,776
Green Tree Financial Corp., Series 1995-6, Class B-2, 8.00% 2026(4)                                         803               36
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027(4)                                         660                3
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(4)                                         342                2
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(4)                                 1,699            1,376
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
   5.16% 2033                                                                                               285              288
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class A-2, 5.31% 2033                                 45               45
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71%
   2026                                                                                                   1,600            1,595
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
   Class FX, 10.421% 2007(2)                                                                              1,500            1,565
Educational Enhancement Funding Corp. Tobacco Settlement Asset-backed Bonds,
   Series 2002-A, Class A, 6.72% 2025                                                                     1,647          1,548
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                               1,500            1,513
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(2),(3)                                               1,500            1,489
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                            1,500            1,487
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009(2)                                     1,250            1,258
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58%
   2011(2)                                                                                                1,038            1,036
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                   1,000            1,021
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                          1,000            1,013
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                              750              820
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 2.46%
   2010(2),(3)                                                                                              750              756
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured,
   2.72% 2007                                                                                               667              669
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50%
   2009(2)                                                                                                  622              628
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
   Series 2001-A, Class A, 6.36% 2025                                                                       539              527
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX,
   4.685% 2012(2)                                                                                           137              138
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX,
   6.298% 2012(2)                                                                                           365              366
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022(2)                              274              271
                                                                                                                          29,525

NON U.S. GOVERNMENT OBLIGATIONS -- 1.51%
United Mexican States Government Global 4.625% 2008                                                       2,735            2,766
United Mexican States Government Global 8.625% 2008                                                       2,500            2,869
United Mexican States Government Global 10.375% 2009                                                        500              616
United Mexican States Government 9.875% 2010                                                              1,000            1,235
United Mexican States Government Eurobonds 11.375% 2016                                                     750            1,106
Deutschland Republic 5.25% 2008                                                                    Euro   5,650            7,512
Russian Federation 8.25% 2010                                                                             3,500            3,815
Russian Federation 8.25% 2010(2)                                                                            500              545
Panama (Republic of) Global 9.375% 2023                                                                   1,920            2,102
Panama (Republic of) Global 9.375% 2029                                                                   1,000            1,125
Canadian Government 4.25% 2026(7)                                                                  C      1,192            1,269
Brazil (Federal Republic of) 14.50% 2009                                                                    500              647
Brazil (Federal Republic of) 10.25% 2013                                                                    375              417
Dominican Republic 9.04% 2013(2)                                                                          1,000              780
State of Qatar 9.75% 2030                                                                                   500              721
                                                                                                                          27,525

FEDERAL AGENCY OBLIGATIONS -- 1.12%
Freddie Mac 4.25% 2005                                                                                    2,750            2,790
Freddie Mac 5.25% 2006                                                                                    4,750            4,914
Freddie Mac 4.75% 2012                                                                                    5,000            4,969
Fannie Mae 6.00% 2005                                                                                     3,250            3,392
Fannie Mae 7.00% 2005                                                                                     3,500            3,632
Small Business Administration, Series 2001-20J, 5.76% 2021(9)                                               681              722
                                                                                                                          20,419

MUNICIPALS -- 0.71%
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                          $1,500   $        1,503
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                             750              728
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                            1,455            1,344
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027                                                             3,240            3,113
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds,  Series 2003-A1, 5.00% 2021                                             1,660            1,679
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                              1,500            1,421
State of North Carolina, Eastern Municipal Power Agcy., Power System Rev. Ref.
   Bonds, Federally Taxable, Series 2003-E, 5.55% 2014                                                    1,625            1,623
State of California, Dept. of Water Resources, Power Supply Rev. Bonds, Series
   2002-E, 4.33% 2006                                                                                     1,500            1,524
                                                                                                                          12,935


TOTAL BONDS AND NOTES (cost: $1,376,441,000)                                                                           1,430,824


                                                                                                      Shares or
CONVERTIBLE SECURITIES -- 0.99%                                                                Principal amount

CONSUMER DISCRETIONARY -- 0.40%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                              Euro   4,300,000            5,410
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                         648,000              646
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                                  24,400            1,276
                                                                                                                           7,332

TELECOMMUNICATION SERVICES -- 0.24%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                                Euro   1,750,000            2,389
American Tower Corp. 5.00% convertible debentures 2010                                                2,000,000            1,980
                                                                                                                           4,369

INFORMATION TECHNOLOGY -- 0.19%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                      1,500,000            1,335
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                      1,000,000              945
Celestica Inc. 0% convertible debentures 2020                                                         1,700,000              937
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                                   163,000              162
                                                                                                                           3,379

FINANCIALS -- 0.16%
Providian Financial Corp. 3.25% convertible debentures 2005                                          $3,000,000            2,970


TOTAL CONVERTIBLE SECURITIES (cost: $13,370,000)                                                                          18,050


RIGHTS AND WARRANTS -- 0.03%                                                                             Shares

TELECOMMUNICATION SERVICES -- 0.03%
American Tower Corp., warrants, expire 2008(2),(12)                                                       3,000              555
XO Communications, Inc., Series A, warrants, expire 2010(12)                                              1,698                2
XO Communications, Inc., Series B, warrants, expire 2010(12)                                              1,273                1
XO Communications, Inc., Series C, warrants, expire 2010(12)                                              1,273                0
GT Group Telecom Inc., warrants, expire 2010(2),(6),(12)                                                  1,000               --
                                                                                                                             558


TOTAL RIGHTS AND WARRANTS (cost: $54,000)                                                                                    558


                                                                                                      Shares or     Market value
PREFERRED STOCKS -- 2.74%                                                                      Principal amount            (000)

FINANCIALS -- 2.69%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)(2)                        $6,430,000         $  7,553
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated)(2),(3)                                                                                  $6,075,000            6,976
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
   preferred (undated)(2),(3)                                                                        $8,030,000           10,125
ING Capital Funding Trust III, 8.439% noncumulative preferred (undated)(3)                           $4,250,000            5,139
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated)(2),(3)                                                                                  $3,500,000            4,120
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                       $2,200,000            2,324
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(3)                                $1,500,000            1,453
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(2)                            $2,750,000            3,250
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(2),(3)                      $1,175,000            1,316
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(2)                            $850,000            1,057
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
   securities(2)                                                                                         65,000            1,768
ACE Ltd., Series C, 7.80% preferred depositary shares                                                    60,000            1,613
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
   shares (undated)(2),(3)                                                                             $750,000              872
First Republic Capital Corp., Series A, 10.50% preferred(2)                                                 750              788
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                               20,000              554
                                                                                                                          48,908

TELECOMMUNICATION SERVICES -- 0.05%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(6)                                  1,807              813


CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(12)                                        5,000               31


INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(6)                                                                        55               --


TOTAL PREFERRED STOCKS (cost: $45,994,000)                                                                                49,752


COMMON STOCKS -- 0.17%                                                                                   Shares

TELECOMMUNICATION SERVICES -- 0.14%
NTELOS Inc.(2),(6),(12)                                                                                  67,399            2,028
Nextel Communications, Inc., Class A(12)                                                                 26,609              634
XO Communications, Inc.(12)                                                                                 848                3
                                                                                                                           2,665

INDUSTRIALS -- 0.02%
DigitalGlobe, Inc.(2),(6),(12)                                                                          306,464              306


INFORMATION TECHNOLOGY -- 0.01%
ZiLOG, Inc.(12)                                                                                          32,500              188


HEALTH CARE -- 0.00%
Clarent Hospital Corp.(6),(12)                                                                           16,114               20


TOTAL COMMON STOCKS (cost: $3,722,000)                                                                                     3,179


                                                                                               Principal amount     Market value
SHORT-TERM SECURITIES -- 18.12%                                                                           (000)            (000)

U.S. Treasury Bills 1.32%-1.56% due 10/7-10/21/2004                                                     $34,600     $     34,579
Procter & Gamble Co. 1.72%-1.74% due 11/1-11/4/2004(2)                                                   33,700           33,646
Hershey Foods Corp. 1.54%-1.68% due 10/15-10/22/2004(2)                                                  31,800           31,773
Anheuser-Busch Cos. Inc. 1.48%-1.85% due 10/1-12/28/2004(2)                                              26,600           26,545
Coca-Cola Co. 1.52%-1.74% due 10/4-11/23/2004                                                            25,300           25,258
Netjets Inc. 1.52%-1.77% due 10/6-11/15/2004(2)                                                          21,500           21,476
Gannett Co. 1.73% due 10/20/2004(2)                                                                      21,300           21,280
Wal-Mart Stores Inc. 1.51%-1.61% due 10/5-11/2/2004(2)                                                   17,300           17,283
Federal Home Loan Bank 1.735% due 11/19/2004(8)                                                          16,700           16,660
Park Avenue Receivables Corp. 1.60% due 10/4/2004(2)                                                     14,800           14,797
Minnesota Mining and Manufacturing Co. 1.60%-1.71% due 10/12-10/29/2004                                  13,100           13,084
Pfizer Inc 1.48% due 10/1/2004(2)                                                                        12,400           12,400
Federal Farm Credit Banks 1.57% due 10/7/2004                                                            12,200           12,196
DuPont (E.I.) de Nemours & Co. 1.59% due 10/13/2004                                                      10,200           10,194
Receivables Capital Corp., LLC 1.59% due 10/1/2004(2)                                                    10,000           10,000
International Bank for Reconstruction and Development 1.75% due 12/2/2004                                 5,800            5,782
Three Pillars Funding, LLC 1.68% due 10/12/2004(2)                                                        5,200            5,197
Tenessee Valley Authority 1.54% due 10/14/2004                                                            4,900            4,897
Abbott Laboratories Inc. 1.61% due 10/21/2004(2)                                                          4,000            3,996
PepsiCo Inc. 1.73% due 10/28/2004(2)                                                                      3,300            3,296
Private Export Funding Corp. 1.74% due 10/21/2004(2)                                                      3,000            2,997
CAFCO, LLC 1.53% due 10/4/2004(2)                                                                         2,200            2,200
                                                                                                                         329,536


TOTAL SHORT-TERM SECURITIES (cost: $329,537,000)                                                                         329,536


TOTAL INVESTMENT SECURITIES (cost: $1,769,118,000)                                                                     1,831,899
Other assets less liabilities                                                                                            (13,363)

NET ASSETS                                                                                                            $1,818,536

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $440,544,000, which represented 24.23% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Company not making scheduled interest payments; bankruptcy proceedings pending.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Valued under fair value procedures adopted by authority of the Board of Trustees.
(7) Index-linked bond whose principal amount moves with a government retail price index.
(8) This security, or a portion of this security, has been segregated to cover funding requirements on investment transaction settling in the future.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10)Company did not make principal payment upon scheduled maturity date; reorganization pending.
(11)This unit also contains 52,000 par of Drax Group Ltd., Class A-3, 10.038% 2020 and 52,000 shares of Drax Group Ltd. common stock.
(12)Security did not produce income during the last 12 months.


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                              $     79,406
Gross unrealized depreciation on investment securities                                                                   (17,013)
Net unrealized appreciation on investment securities                                                                      62,393
Cost of investment securities for federal income tax purposes                                                          1,769,506




HIGH-INCOME BOND FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                               Principal amount     Market value
BONDS & NOTES -- 78.87%                                                                                   (000)            (000)

CONSUMER DISCRETIONARY -- 23.42%
Ford Motor Credit Co. 7.375% 2009                                                                      $  1,750         $  1,919
Ford Motor Credit Co. 7.875% 2010                                                                        11,050           12,339
J.C. Penney Co., Inc. 7.375% 2008                                                                           250              277
J.C. Penney Co., Inc. 8.00% 2010                                                                            750              858
J.C. Penney Co., Inc. 9.00% 2012                                                                            376              459
J.C. Penney Co., Inc. 6.875% 2015                                                                         2,000            2,140
J.C. Penney Co., Inc. 7.65% 2016                                                                          1,400            1,596
J.C. Penney Co., Inc. 7.95% 2017                                                                            500              580
J.C. Penney Co., Inc. 7.625% 2097                                                                         2,300            2,392
General Motors Acceptance Corp. 6.125% 2007                                                               1,500            1,581
General Motors Acceptance Corp. 7.75% 2010                                                                3,000            3,300
General Motors Acceptance Corp. 6.875% 2011                                                               2,000            2,101
General Motors Corp. 7.20% 2011                                                                           1,000            1,060
Young Broadcasting Inc. 8.50% 2008                                                                          900              961
Young Broadcasting Inc. 10.00% 2011                                                                       6,392            6,616
Cinemark USA, Inc. 9.00% 2013                                                                             4,545            5,102
Cinemark, Inc. 0%/9.75% 2014(1)                                                                           2,000            1,385
Telenet Communications NV 9.00% 2013                                                                      2,850            3,763
Telenet Group Holding NV 0%/11.50% 2014(1),(2)                                                            3,275            2,423
Charter Communications Holdings, LLC and Charter Communications Holdings Capital
   Corp. 10.75% 2009                                                                                        600              495
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                          1,333            1,368
Charter Communications Holdings, LLC and Charter Communications Holdings Capital
   Corp. 0%/13.50% 2011(1)                                                                                1,050              756
Charter Communications Holdings, LLC and Charter Communications Holdings Capital
   Corp. 0%/12.125% 2012(1)                                                                               1,000              565
Charter Communications Operating, LLC and Charter Communications Operating
   Capital Corp. 8.00% 2012(2)                                                                            1,975            1,980
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                 975              962
Six Flags, Inc. 9.50% 2009                                                                                2,000            1,965
Six Flags, Inc. 8.875% 2010                                                                                 625              589
Six Flags, Inc. 9.75% 2013                                                                                2,125            2,019
Six Flags, Inc. 9.625% 2014                                                                               1,500            1,410
Hollinger Participation Trust 12.125% 2010(2),(3),(4)                                                     2,876            3,300
CanWest Media Inc., Series B, 10.625% 2011                                                                  625              714
CanWest Media Inc., Series B, 7.625% 2013                                                                 1,650            1,782
Quebecor Media Inc. 11.125% 2011                                                                          2,770            3,213
Sun Media Corp. 7.625% 2013                                                                               2,000            2,150
FrontierVision 11.00% 2006(5)                                                                             2,650            3,312
Adelphia Communications Corp. 10.25% 2011(5)                                                                450              426
Century Communications Corp. 0% 2003(6)                                                                   1,000              940
Radio One, Inc., Series B, 8.875% 2011                                                                    4,000            4,430
Carmike Cinemas, Inc. 7.50% 2014                                                                          4,275            4,350
RH Donnelley Inc. 8.875% 2010(2)                                                                          1,000            1,135
RH Donnelley Inc. 10.875% 2012(2)                                                                         2,500            3,044
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                       500              577
Dex Media, Inc., Series B, 0%/9.00% 2013(1)                                                                 250              184
Dex Media, Inc., Series B, 0%/9.00% 2013(1)                                                                 250              184
Dex Media, Inc., Series B, 8.00% 2013                                                                     2,575            2,717
Kabel Deutschland GmbH 10.625% 2014(2)                                                                    3,280            3,592
Visteon Corp. 8.25% 2010                                                                                  3,000            3,172
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                            2,750            2,942
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                     725              783
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                   1,375            1,555
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                     275              322
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                    250              267
D.R. Horton, Inc. 8.00% 2009                                                                              1,875            2,137
D.R. Horton, Inc. 7.875% 2011                                                                               300              348
Schuler Homes, Inc. 10.50% 2011                                                                             250              289
D.R. Horton, Inc. 6.875% 2013                                                                                75               82
Stoneridge, Inc. 11.50% 2012                                                                              2,350            2,673
NextMedia Operating, Inc. 10.75% 2011                                                                     2,250            2,545
Tenneco Automotive Inc., Series B, 11.625% 2009                                                             750              795
Tenneco Automotive Inc., Series B, 10.25% 2013                                                            1,500            1,717
Technical Olympic USA, Inc. 9.00% 2010                                                                      750              825
Technical Olympic USA, Inc. 10.375% 2012                                                                  1,500            1,687
Mohegan Tribal Gaming Authority 6.375% 2009                                                               1,695            1,767
Mohegan Tribal Gaming Authority 7.125% 2014(2)                                                              575              605
NTL Cable PLC 8.75% 2014(2),(3)                                                                           1,600            1,740
NTL Cable PLC 8.75% 2014                                                                                    500              632
Boyds Collection, Ltd., Series B, 9.00% 2008                                                              2,389            2,293
Mirage Resorts, Inc. 6.75% 2007                                                                             550              583
Mirage Resorts, Inc. 6.75% 2008                                                                             500              520
MGM MIRAGE 6.00% 2009(2)                                                                                    650              662
MGM MIRAGE 6.00% 2009                                                                                       500              509
Argosy Gaming Co. 9.00% 2011                                                                                400              451
Argosy Gaming Co. 7.00% 2014                                                                              1,750            1,813
Buffets, Inc. 11.25% 2010                                                                                 2,025            2,157
William Lyon Homes, Inc. 10.75% 2013                                                                      1,750            2,030
Toys "R" Us, Inc. 7.625% 2011                                                                               250              251
Toys "R" Us, Inc. 7.875% 2013                                                                             1,750            1,754
AMC Entertainment Inc. 9.50% 2011                                                                           767              792
AMC Entertainment Inc. 9.875% 2012                                                                          375              390
AMC Entertainment Inc. 8.00% 2014(2)                                                                        850              803
Antenna TV SA 9.00% 2007                                                                                  1,956            1,978
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                          1,725            1,971
ITT Corp. 6.75% 2005                                                                                      1,325            1,378
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                       500              568
Boyd Gaming Corp. 9.25% 2009                                                                                250              274
Boyd Gaming Corp. 7.75% 2012                                                                              1,000            1,077
Boyd Gaming Corp. 8.75% 2012                                                                                500              560
TRW Automotive Acquisition Corp. 9.375% 2013                                                                807              926
TRW Automotive Acquisition Corp. 11.00% 2013                                                                650              777
Blockbuster Inc. 9.00% 2012(2)                                                                            1,600            1,668
Dillard's, Inc. 6.69% 2007                                                                                  790              824
Dillard's, Inc. 6.30% 2008                                                                                  700              712
Delphi Trust II, trust preferred securities, 6.197% 2033(3)                                               1,500            1,524
PETCO Animal Supplies, Inc. 10.75% 2011                                                                   1,300            1,514
EchoStar DBS Corp. 5.75% 2008                                                                               600              606
EchoStar DBS Corp. 9.125% 2009                                                                              781              873
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                        1,500            1,451
Beazer Homes USA, Inc. 8.375% 2012                                                                        1,250            1,387
Hilton Hotels Corp. 7.625% 2008                                                                             265              298
Hilton Hotels Corp. 7.20% 2009                                                                              610              691
Hilton Hotels Corp. 7.625% 2012                                                                             225              263
Office Depot, Inc. 10.00% 2008                                                                            1,000            1,180
Univision Communications Inc. 7.85% 2011                                                                  1,000            1,177
Boise Cascade Corp. 9.45% 2009                                                                              750              926
Boise Cascade Corp. 6.50% 2010                                                                              220              246
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375%
   2014(2)                                                                                                1,225            1,167
Lear Corp., Series B, 8.11% 2009                                                                          1,000            1,156
LBI Media, Inc. 10.125% 2012                                                                              1,000            1,125
Regal Cinemas Corp., Series B, 9.375% 2012(7)                                                             1,000            1,115
WCI Communities, Inc. 10.625% 2011                                                                          975            1,104
Warner Music Group 7.375% 2014(2)                                                                         1,000            1,040
Videotron Ltee 6.875% 2014                                                                                1,000            1,030
Standard Pacific Corp. 5.125% 2009                                                                        1,000              997
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                               850              869
Reader's Digest Association, Inc. 6.50% 2011                                                                825              854
Jostens IH Corp. 7.625% 2012(2)                                                                             725              732
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                  625              731
Payless ShoeSource, Inc. 8.25% 2013                                                                         750              731
RBS-Zero Editora Jornalistica SA 11.00% 2010(2)                                                             774              719
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(2),(5)                                      630              457
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(5)                                          360              261
Sbarro, Inc. 11.00% 2009                                                                                    750              705
YUM! Brands, Inc. 7.70% 2012                                                                                500              595
Warnaco, Inc. 8.875% 2013                                                                                   500              559
AOL Time Warner Inc. 6.875% 2012                                                                            500              559
Ryland Group, Inc. 5.375% 2008                                                                              500              522
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                       500              512
Liberty Media Corp. 5.70% 2013                                                                              500              495
Bombardier Recreational Products 8.375% 2013(2)                                                             450              476
R.J. Tower Corp., Series B, 12.00% 2013                                                                     375              302
Harrah's Operating Co., Inc. 7.125% 2007                                                                    250              271
ArvinMeritor, Inc. 6.625% 2007                                                                              250              262
Key Plastics Holdings, Inc., Series B, 10.25% 2007(5),(7)                                                 4,000               50
                                                                                                                         185,147

TELECOMMUNICATION SERVICES -- 11.36%
American Tower Corp. 9.375% 2009                                                                          8,138            8,667
American Towers, Inc. 7.25% 2011                                                                            675              705
American Tower Corp. 7.125% 2012(2)                                                                       3,375            3,358
American Tower Corp. 7.50% 2012                                                                           1,925            1,973
Crown Castle International Corp. 9.375% 2011                                                                750              866
Crown Castle International Corp. 10.75% 2011                                                                850              950
Crown Castle International Corp. 7.50% 2013                                                               5,025            5,289
Crown Castle International Corp., Series B, 7.50% 2013                                                    4,050            4,263
Qwest Capital Funding, Inc. 7.75% 2006                                                                      750              757
Qwest Capital Funding, Inc. 7.00% 2009                                                                    3,250            2,990
Qwest Services Corp. 13.50% 2010(2)                                                                       4,824            5,656
Nextel Communications, Inc. 6.875% 2013                                                                   1,875            1,959
Nextel Communications, Inc. 7.375% 2015                                                                   5,750            6,210
Dobson Communications Corp. 10.875% 2010                                                                  1,400            1,032
American Cellular Corp., Series B, 10.00% 2011                                                            2,575            2,099
Dobson Communications Corp. 8.875% 2013                                                                   5,975            3,884
British Telecommunications PLC 7.125% 2011(3)                                                      Euro   3,500            5,046
Centennial Cellular Corp. 10.75% 2008                                                                     1,456            1,522
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
   10.125% 2013                                                                                           1,695            1,792
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operating Corp. 8.125% 2014(2),(3)                                            1,800            1,726
Sprint Capital Corp. 6.375% 2009                                                                          3,980            4,358
Sprint Capital Corp. 7.625% 2011                                                                             45               52
Nextel Partners, Inc. 12.50% 2009                                                                           769              892
Nextel Partners, Inc. 8.125% 2011                                                                         2,275            2,423
Nextel Partners, Inc. 8.125% 2011(2)                                                                      1,000            1,065
Triton PCS, Inc. 8.75% 2011                                                                               1,100              753
Triton PCS, Inc. 9.375% 2011                                                                              2,890            2,088
Triton PCS, Inc. 8.50% 2013                                                                               1,625            1,483
Western Wireless Corp. 9.25% 2013                                                                         3,925            4,023
Cincinnati Bell Inc. 7.25% 2013                                                                           3,470            3,357
AT&T Corp. 8.05% 2011(3)                                                                                  2,000            2,247
France Telecom 8.50% 2011(3)                                                                              1,875            2,247
SpectraSite, Inc. 8.25% 2010                                                                              1,000            1,080
TeleCorp PCS, Inc. 10.625% 2010                                                                             650              722
FairPoint Communications, Inc. 11.875% 2010                                                                 550              630
PCCW-HKT Capital Ltd. 7.75% 2011(2),(3)                                                                     500              576
US Unwired Inc., Series B, 10.00% 2012                                                                      500              521
Millicom International Cellular SA 10.00% 2013(2)                                                           500              505
AirGate PCS, Inc. 9.375% 2009(2)                                                                             27               27
GT Group Telecom Inc. 0%/13.25% 2010(1),(5),(7)                                                           4,000                0
                                                                                                                          89,793

MATERIALS -- 10.91%
Owens-Illinois, Inc. 8.10% 2007                                                                             500              527
Owens-Brockway Glass Container Inc. 8.875% 2009                                                           1,075            1,174
Owens-Illinois, Inc. 7.50% 2010                                                                           1,275            1,310
Owens-Brockway Glass Container Inc. 7.75% 2011                                                            2,425            2,595
Owens-Brockway Glass Container Inc. 8.75% 2012                                                            1,525            1,700
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                          5,900            6,704
Georgia-Pacific Corp. 7.50% 2006                                                                            250              266
Fort James Corp. 6.875% 2007                                                                                125              134
Georgia-Pacific Corp. 8.875% 2010                                                                           675              793
Georgia-Pacific Corp. 8.125% 2011                                                                         3,225            3,741
Georgia-Pacific Corp. 9.50% 2011                                                                            350              435
Georgia-Pacific Corp. 7.70% 2015                                                                            350              401
Stone Container Corp. 9.25% 2008                                                                          1,000            1,117
Stone Container Corp. 9.75% 2011                                                                          1,175            1,307
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                 2,700            2,862
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                             1,000              974
Abitibi-Consolidated Finance LP 7.875% 2009                                                               1,000            1,047
Abitibi-Consolidated Inc. 8.55% 2010                                                                      1,000            1,077
Abitibi-Consolidated Co. of Canada 5.38% 2011(3)                                                          1,000            1,015
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                             1,025              948
Lyondell Chemical Co. 9.50% 2008                                                                          1,000            1,096
Equistar Chemicals, LP 10.125% 2008                                                                         525              595
Equistar Chemicals, LP 8.75% 2009                                                                           150              162
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                              200              229
Lyondell Chemical Co. 10.50% 2013                                                                         2,000            2,320
Potlatch Corp. 10.00% 2011                                                                                3,250            3,689
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50%
   2014(1),(2)                                                                                            4,750            2,862
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(2)                                                           650              705
Earle M. Jorgensen Co. 9.75% 2012                                                                         3,150            3,512
Nalco Finance Holding Co. 7.75% 2011                                                                      3,140            3,344
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                   2,500            2,862
Graphic Packaging International, Inc. 8.50% 2011                                                          1,625            1,824
Graphic Packaging International, Inc. 9.50% 2013                                                            750              861
Ainsworth Lumber Co. Ltd. 7.25% 2012(2)                                                                     500              508
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                      2,025            1,959
Longview Fibre Co. 10.00% 2009                                                                            2,250            2,464
United States Steel Corp. 9.75% 2010                                                                      2,103            2,418
Oregon Steel Mills, Inc. 10.00% 2009                                                                      2,200            2,415
Luscar Coal Ltd. 9.75% 2011                                                                               1,900            2,166
Millennium America Inc. 9.25% 2008                                                                          575              637
Millennium America Inc. 9.25% 2008(2)                                                                       550              609
Millennium America Inc. 7.625% 2026                                                                         975              902
Rhodia 10.25% 2010                                                                                        2,000            2,080
Building Materials Corp. of America 7.75% 2014(2)                                                         1,750            1,741
Kappa Beheer BV 10.625% 2009                                                                       Euro   1,250            1,662
Ispat Inland ULC 9.75% 2014                                                                               1,500            1,661
INVISTA 9.25% 2012(2)                                                                                     1,425            1,528
Sino-Forest Corp., 9.125% 2011(2)                                                                         1,225            1,265
Indah Kiat International Finance Co. BV 11.875% 2002(6)                                                   2,000            1,250
Graham Packaging Co., LP 9.875% 2014(2)                                                                   1,000            1,024
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                   1,000              840
Crompton Corp. 7.67% 2010(2),(3)                                                                            800              836
Allegheny Technologies, Inc. 8.375% 2011                                                                    750              803
Norampac Inc. 6.75% 2013                                                                                    750              786
Airgas, Inc. 6.25% 2014(8)                                                                                  750              754
Huntsman LLC 11.50% 2012(2)                                                                                 575              638
Steel Dynamics, Inc. 9.50% 2009                                                                             500              558
Associated Materials Inc. 0%/11.25% 2014(1),(2)                                                             750              549
                                                                                                                          86,241

INDUSTRIALS -- 6.51%
Allied Waste North America, Inc. 8.50% 2008                                                                 625              681
Allied Waste North America, Inc., Series B, 8.875% 2008                                                   1,125            1,226
Allied Waste North America, Inc., Series B, 6.50% 2010                                                    1,000              995
Allied Waste North America, Inc., Series B, 5.75% 2011                                                    1,000              955
Allied Waste North America, Inc., Series B, 6.125% 2014                                                   1,500            1,406
Allied Waste North America, Inc., Series B, 7.375% 2014                                                   1,650            1,596
Northwest Airlines, Inc. 8.875% 2006                                                                      1,500            1,268
Northwest Airlines, Inc. 9.875% 2007                                                                      2,325            1,767
Northwest Airlines, Inc. 7.875% 2008                                                                        665              449
Northwest Airlines, Inc. 10.00% 2009                                                                      2,550            1,772
Laidlaw International, Inc. 10.75% 2011                                                                   4,475            5,129
Terex Corp. 9.25% 2011                                                                                    1,500            1,688
Terex Corp., Class B, 10.375% 2011                                                                        1,260            1,430
Terex Corp. 7.375% 2014                                                                                   1,500            1,583
Jacuzzi Brands, Inc. 9.625% 2010                                                                          2,750            3,053
American Standard Inc. 8.25% 2009                                                                         1,500            1,733
American Standard Inc. 7.625% 2010                                                                          500              569
AGCO Corp. 9.50% 2008                                                                                     1,750            1,899
AGCO Corp. 6.875% 2014                                                                             Euro     250              308
Tyco International Group SA 6.125% 2008                                                                   1,500            1,628
Tyco International Group SA 6.125% 2009                                                                     500              544
United Rentals (North America), Inc., Series B, 6.50% 2012                                                1,750            1,693
United Rentals (North America), Inc. 7.75% 2013                                                             500              471
Koppers Inc. 9.875% 2013                                                                                  1,800            1,998
Nortek, Inc. 8.50% 2014(2)                                                                                1,610            1,695
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                          1,595            1,455
Continental Airlines, Inc. 8.00% 2005                                                                     1,000              920
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(9)                                        544              530
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(2)                                          1,350            1,431
NMHG Holding Co. 10.00% 2009                                                                              1,250            1,381
TFM, SA de CV 10.25% 2007                                                                                   365              380
TFM, SA de CV 11.75% 2009                                                                                    70               71
TFM, SA de CV 12.50% 2012                                                                                   820              914
Delta Air Lines, Inc. 7.70% 2005                                                                          2,300            1,012
Delta Air Lines, Inc. 10.00% 2008                                                                         1,000              305
Stericycle, Inc., Series B, 12.375% 2009                                                                    975            1,068
Kansas City Southern Railway Co. 9.50% 2008                                                                 135              149
Kansas City Southern Railway Co. 7.50% 2009                                                                 865              889
Bombardier Capital Inc., Series A, 6.125% 2006(2)                                                         1,000              992
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                     940              958
DRS Technologies, Inc. 6.875% 2013                                                                          700              732
Standard Aero Holdings, Inc. 8.25% 2014(2)                                                                  425              442
Synagro Technologies, Inc. 9.50% 2009                                                                       250              269
                                                                                                                          51,434

INFORMATION TECHNOLOGY -- 5.98%
Solectron Corp., Series B, 7.375% 2006                                                                      125              130
Solectron Corp. 9.625% 2009                                                                               6,385            7,103
Sanmina-SCI Corp. 10.375% 2010                                                                            5,750            6,605
Xerox Corp. 7.125% 2010                                                                                   3,575            3,834
Xerox Corp. 7.625% 2013                                                                                   1,000            1,085
Nortel Networks Ltd. 6.125% 2006                                                                          4,225            4,331
Electronic Data Systems Corp. 7.125% 2009                                                                 2,650            2,849
Electronic Data Systems Corp., Series B, 6.00% 2013(3)                                                    1,370            1,384
Viasystems, Inc. 10.50% 2011                                                                              3,320            3,171
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 13.00%
   2008(3)                                                                                                1,468            1,652
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010                           1,178            1,361
Motorola, Inc. 7.625% 2010                                                                                  500              586
Motorola, Inc. 8.00% 2011                                                                                   975            1,174
Motorola, Inc. 7.50% 2025                                                                                   200              230
Motorola, Inc. 5.22% 2097                                                                                   650              507
Lucent Technologies Inc. 7.25% 2006                                                                       2,000            2,130
Flextronics International Ltd. 9.75% 2010                                                          Euro   1,375            1,871
Flextronics International Ltd. 6.50% 2013                                                                   200              206
Micron Technology, Inc. 6.50% 2005(2)                                                                     2,000            1,980
Freescale Semiconductor, Inc. 6.875% 2011(2)                                                              1,700            1,777
Iron Mountain Inc. 7.75% 2015                                                                               925              985
Iron Mountain Inc. 6.625% 2016                                                                              500              490
Jabil Circuit, Inc. 5.875% 2010                                                                             875              916
Amkor Technology, Inc. 9.25% 2008                                                                           625              584
Amkor Technology, Inc. 7.75% 2013                                                                           375              309
                                                                                                                          47,250

UTILITIES -- 5.62%
Edison Mission Energy 10.00% 2008                                                                        $1,750         $  2,056
Mission Energy Holding Co. 13.50% 2008                                                                    2,100            2,667
Edison Mission Energy 7.73% 2009                                                                          4,325            4,563
Edison Mission Energy 9.875% 2011                                                                         2,375            2,779
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                              2,200            2,409
AES Corp. 10.00% 2005(2),(9)                                                                                769              785
AES Corp. 9.50% 2009                                                                                      1,646            1,848
AES Corp. 9.375% 2010                                                                                       347              393
AES Corp. 8.75% 2013(2)                                                                                   6,600            7,475
Dynegy Holdings Inc. 9.875% 2010(2)                                                                       2,000            2,270
Dynegy Holdings Inc. 10.125% 2013(2)                                                                      4,025            4,649
Nevada Power Co., General and Ref. Mortgage Notes, Series G, 9.00% 2013                                   3,675            4,245
Sierra Pacific Resources 8.625% 2014(2)                                                                     875              954
PSEG Energy Holdings Inc. 8.625% 2008                                                                     2,505            2,774
Drax Group Ltd. 7.5375% 2015(2),(3)                                                                Pound    404              732
Drax Group Ltd. unit 9.02% 2015(2),(3),(10)                                                                 464            1,454
Drax Group Ltd. 7.02% 2025(2),(3)                                                                           341              585
AES Gener SA 7.50% 2014(2)                                                                               $1,750            1,768
                                                                                                                          44,406

CONSUMER STAPLES -- 5.33%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   9.50% 2010                                                                                             1,250            1,363
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   10.75% 2011                                                                                            1,750            1,943
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                        5,335            5,735
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                     2,350            2,444
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                     2,790            3,160
Ahold Finance U.S.A., Inc. 6.50% 2017                                                              Pound    100              175
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                              236              251
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                              550              587
Fage Dairy Industry SA 9.00% 2007                                                                         6,000            6,060
Gold Kist Inc. 10.25% 2014(2)                                                                             3,050            3,401
Jean Coutu Group (PJC) Inc. 7.625% 2012(2)                                                                  125              128
Jean Coutu Group (PJC) Inc. 8.50% 2014(2)                                                                 2,875            2,868
Rite Aid Corp. 6.875% 2013                                                                                2,225            1,958
Rite Aid Corp. 9.25% 2013                                                                                   375              386
Pathmark Stores, Inc. 8.75% 2012                                                                          2,475            2,327
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                         1,875            2,039
Delhaize America, Inc. 8.125% 2011                                                                        1,480            1,698
Constellation Brands, Inc. 8.125% 2012                                                                    1,375            1,516
Stater Bros. Holdings Inc. 5.38% 2010(2),(3)                                                              1,100            1,122
Stater Bros. Holdings Inc. 8.125% 2012(2)                                                                   250              263
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                           1,125            1,198
Winn-Dixie Stores, Inc. 8.875% 2008                                                                       1,050              861
Dole Food Co., Inc. 8.875% 2011                                                                             500              546
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                          200              154
                                                                                                                          42,183

ENERGY -- 3.12%
Port Arthur Finance Corp. 12.50% 2009(9)                                                                    247              289
Premcor Refining Group Inc. 9.25% 2010                                                                    1,200            1,368
Premcor Refining Group Inc. 6.125% 2011                                                                   1,500            1,560
Premcor Refining Group Inc. 6.75% 2011                                                                    1,650            1,766
Premcor Refining Group Inc. 7.75% 2012                                                                    3,900            4,271
Premcor Refining Group Inc. 9.50% 2013                                                                      675              798
Premcor Refining Group Inc. 6.75% 2014                                                                    1,000            1,040
Premcor Refining Group Inc. 7.50% 2015                                                                      350              378
Petrozuata Finance, Inc., Series B, 8.22% 2017(2),(9)                                                     3,755            3,717
Petrozuata Finance, Inc., Series B, 8.22% 2017(9)                                                           350              347
General Maritime Corp. 10.00% 2013                                                                        2,615            2,984
Newfield Exploration Co., Series B, 7.45% 2007                                                              250              274
Newfield Exploration Co. 7.625% 2011                                                                        500              563
Newfield Exploration Co. 8.375% 2012                                                                        250              283
Newfield Exploration Co. 6.625% 2014(2)                                                                   1,325            1,388
Northwest Pipeline Corp. 8.125% 2010                                                                      1,375            1,549
Williams Companies, Inc. 8.125% 2012                                                                        250              289
Williams Companies, Inc. 7.875% 2021                                                                        250              279
Teekay Shipping Corp. 8.875% 2011                                                                         1,075            1,221
Overseas Shipholding Group, Inc. 8.25% 2013                                                                 250              278
                                                                                                                          24,642

HEALTH CARE -- 2.66%
Quintiles Transnational Corp. 10.00% 2013                                                                 5,625            5,991
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(1),(2)                                          1,300              826
Tenet Healthcare Corp. 6.375% 2011                                                                        2,975            2,685
Tenet Healthcare Corp. 7.375% 2013                                                                          875              827
Tenet Healthcare Corp. 9.875% 2014(2)                                                                       800              840
Concentra Operating Corp. 9.50% 2010                                                                      2,375            2,636
Concentra Operating Corp. 9.125% 2012(2)                                                                    250              275
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                  1,875            1,918
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                    750              802
Triad Hospitals, Inc. 7.00% 2012                                                                          1,625            1,706
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                 1,475            1,505
Team Health, Inc. 9.00% 2012(2)                                                                           1,000            1,000
                                                                                                                          21,011

FINANCIALS -- 2.09%
Providian Financial Corp., Series A, 9.525% 2027(2)                                                       3,500            3,623
Host Marriott, LP, Series E, 8.375% 2006                                                                    400              424
Host Marriott, LP, Series G, 9.25% 2007                                                                      75               84
Host Marriott, LP, Series I, 9.50% 2007                                                                     100              111
Host Marriott, LP, Series L, 7.00% 2012(2)                                                                1,000            1,058
Host Marriott, LP, Series K, 7.125% 2013                                                                  1,125            1,187
iStar Financial, Inc., Series B, 4.875% 2009                                                                500              504
iStar Financial, Inc., Series B, 5.70% 2014                                                               2,000            2,014
Capital One Financial Corp. 8.75% 2007                                                                    2,000            2,232
Downey Financial Corp. 6.50% 2014                                                                         1,250            1,311
LaBranche and Co., Inc. 9.50% 2009(2)                                                                     1,250            1,256
Prudential Holdings, LLC, Series C, 8.695% 2023(2),(9)                                                      750              959
UFJ Finance Aruba AEC 6.75% 2013                                                                            625              694
Sovereign Capital Trust I 9.00% 2027                                                                        500              562
Chevy Chase Bank, FSB 6.875% 2013                                                                           500              508
                                                                                                                          16,527

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 1.16%
Brazil (Federal Republic of) 14.50% 2009                                                                    750              971
Brazil (Federal Republic of) 10.25% 2013                                                                  1,750            1,945
Brazil (Federal Republic of) 11.00% 2040                                                                    250              281
United Mexican States Government Global 8.625% 2008                                                         500              574
United Mexican States Government Eurobonds 11.375% 2016                                                   1,015            1,497
Panama (Republic of) 8.25% 2008                                                                             130              144
Panama (Republic of) 10.75% 2020                                                                            120              145
Panama (Republic of) Global 9.375% 2023                                                                   1,042            1,141
Panama (Republic of) Global 9.375% 2029 (put 2006)                                                          250              281
Russian Federation 8.25% 2010                                                                             1,000            1,090
Dominican Republic 9.04% 2013(2)                                                                            625              488
Turkey (Republic of) 12.375% 2009                                                                           250              313
Colombia (Republic of) Global 10.75% 2013                                                                   250              288
                                                                                                                           9,158

ASSET BACKED(9) -- 0.36%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
   Class FX, 10.421% 2007(2)                                                                              2,750            2,870

MUNICIPALS -- 0.35%
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024(9)                                                        1,500            1,457
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027(9)                                                          1,410            1,355
                                                                                                                           2,812


TOTAL BONDS AND NOTES (cost: $599,474,000)                                                                               623,474

                                                                                                      Shares or
CONVERTIBLE SECURITIES -- 3.67%                                                                principal amount

CONSUMER DISCRETIONARY -- 1.79%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                    $7,350,000            9,247
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred
   2012(2),(4),(7)                                                                                          300            3,244
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                   80,000            1,648
                                                                                                                          14,139

INFORMATION TECHNOLOGY -- 0.70%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                     $3,600,000            3,204
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                     $2,000,000            1,890
Celestica Inc. 0% convertible debentures 2020                                                          $700,000              386
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                                   $54,000               54
                                                                                                                           5,534

INDUSTRIALS -- 0.41%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(2)                                        40,000            3,264

TELECOMMUNICATION SERVICES -- 0.35%
American Tower Corp. 5.00% convertible debentures 2010                                               $2,750,000            2,723
Dobson Communications Corp., Series F, 6.00% convertible preferred(2),(4),(7)                               850               40
                                                                                                                           2,763

UTILITIES -- 0.23%
AES Trust VII 6.00% convertible preferred 2008                                                           40,000            1,850

FINANCIALS -- 0.19%
Providian Financial Corp. 3.25% convertible debentures 2005                                          $1,500,000            1,485


TOTAL CONVERTIBLE SECURITIES (cost: $21,694,000)                                                                          29,035



                                                                                                                    Market value
RIGHTS AND WARRANTS -- 0.01%                                                                             Shares            (000)

TELECOMMUNICATION SERVICES -- 0.01%
American Tower Corp., warrants, expire 2008(2),(11)                                                         250               47
XO Communications, Inc., Series A, warrants, expire 2010(11)                                                975                1
XO Communications, Inc., Series B, warrants, expire 2010(11)                                                731               --
XO Communications, Inc., Series C, warrants, expire 2010(11)                                                731               --
KMC Telecom Holdings, Inc., warrants, expire 2008(2),(7),(11)                                             9,500                0
GT Group Telecom Inc., warrants, expire 2010(2),(7),(11)                                                  4,000                0
                                                                                                                              48

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(2),(7),(11)                                                   6,400               --


TOTAL RIGHTS AND WARRANTS (cost: $483,000)                                                                                    48


                                                                                                      Shares or
PREFERRED STOCKS -- 2.89%                                                                      principal amount

FINANCIALS -- 2.82%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
   (undated)(2),(3)                                                                                  $5,500,000            6,460
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated)(2),(3)                                                                                  $2,000,000            2,296
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated)(2),(3)                                                                                  $4,000,000            4,709
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
   securities(2)                                                                                        160,000            4,352
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(2),(3)                        $2,000,000            2,364
First Republic Capital Corp., Series A, 10.50% preferred(2)                                               2,000            2,100
                                                                                                                          22,281

TELECOMMUNICATION SERVICES -- 0.06%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(7)                                  1,145              515

CONSUMER DISCRETIONARY -- 0.01%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(11)                                       10,000               63


TOTAL PREFERRED STOCKS (cost: $18,623,000)                                                                                22,859

COMMON STOCKS -- 2.86%

TELECOMMUNICATION SERVICES -- 1.80%
NTELOS Inc.(7),(11)                                                                                     224,529            6,756
NTELOS Inc. 9.00% convertible bond 2013(2),(7)                                                        2,620,000            3,987
Nextel Communications, Inc., Class A(11)                                                                100,499            2,396
Dobson Communications Corp., Class A(11)                                                                408,711              544
VersaTel Telecom International NV(11)                                                                   257,807              512
AirGate PCS, Inc.(2),(11)                                                                                 1,101               21
XO Communications, Inc.(11)                                                                                 487                1
                                                                                                                          14,217

INDUSTRIALS -- 0.47%
DigitalGlobe, Inc.(2),(7),(11)                                                                        3,677,578            3,678

FINANCIALS -- 0.27%
Wilshire Financial Services Group Inc.                                                                  206,677            2,160

CONSUMER DISCRETIONARY -- 0.20%
Clear Channel Communications, Inc.                                                                       25,506      $       795
Radio One, Inc., Class D, nonvoting(11)                                                                  34,000              484
Radio One, Inc., Class A(11)                                                                             17,000              243
ACME Communications, Inc.(11)                                                                            13,100               78
                                                                                                                           1,600

INFORMATION TECHNOLOGY -- 0.11%
ZiLOG, Inc.(11)                                                                                         153,000              883
ZiLOG, Inc. -- MOD III Inc., units(7)                                                                       250                0
                                                                                                                             883

HEALTH CARE -- 0.01%
Clarent Hospital Corp.(7),(11)                                                                           80,522              101


TOTAL COMMON STOCKS (cost: $22,624,000)                                                                                   22,639

                                                                                               Principal amount
SHORT-TERM SECURITIES -- 10.37%                                                                           (000)

Three Pillars Funding, LLC 1.72%-1.75% due 10/13-10/14/2004(2)                                          $13,200           13,192
Triple-A One Funding Corp. 1.65%-1.66% due 10/6-10/7/2004(2)                                             12,297           12,294
CAFCO LLC 1.64% due 10/26/2004(2)                                                                        12,000           11,986
DuPont (E.I.) de Nemours & Co. 1.74% due 10/20/2004                                                      10,800           10,789
PepsiCo Inc 1.69% due 10/18/2004(2)                                                                      10,000            9,991
Abbott Laboratories Inc. 1.53% due 10/19/2004(2)                                                          7,600            7,594
J.P. Morgan Chase & Co. 1.57% due 10/20/2004                                                              6,600            6,594
Clipper Receivables Co. LLC 1.88% due 10/1/2004(2)                                                        5,550            5,550
NetJets Inc.1.56% due 10/18/2004(2)                                                                       2,000            1,998
Anheuser-Busch Cos. Inc. 1.70% due 10/28/2004(2),(8)                                                      2,000            1,997

TOTAL SHORT-TERM SECURITIES (cost: $81,985,000)                                                                           81,985


TOTAL INVESTMENT SECURITIES (cost: $744,883,000)                                                                         780,040
Other assets less liabilities                                                                                             10,476

NET ASSETS                                                                                                              $790,516

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restriced securities was $207,468,000, which represented 26.24% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) This security, or a portion of this security, has been segregated to cover funding requirements on investment transaction settling in the future.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10)This unit also contains 87,000 par of Drax Group Ltd., Class A-3, 10.0375% 2020.
(11)Security did not produce income during the last 12 months.



Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                 $  58,840
Gross unrealized depreciation on investment securities                                                                   (24,575)
Net unrealized appreciation on investment securities                                                                      34,265
Cost of investment securities for federal income tax purposes                                                            745,775




U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Investment portfolio
September 30, 2004                                                 (unaudited)

                                                                                               Principal amount     Market value
BONDS AND NOTES -- 95.66%                                                                                 (000)            (000)

MORTGAGE-BACKED OBLIGATIONS(1)-- 36.75%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                 $   931           $1,003
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                         1,770            1,831
Fannie Mae 6.00% 2013                                                                                     1,567            1,648
Fannie Mae 6.00% 2013                                                                                       461              485
Fannie Mae 6.00% 2015                                                                                     1,647            1,731
Fannie Mae 12.00% 2015                                                                                      160              185
Fannie Mae 6.00% 2016                                                                                       670              703
Fannie Mae 6.00% 2016                                                                                       266              279
Fannie Mae 6.00% 2017                                                                                       444              466
Fannie Mae 6.00% 2017                                                                                       363              381
Fannie Mae 6.00% 2017                                                                                       318              333
Fannie Mae 9.00% 2018                                                                                        52               57
Fannie Mae 10.00% 2018                                                                                      266              304
Fannie Mae, Series 2001-4, Class GB, 10.155% 2018(2)                                                        731              828
Fannie Mae 5.50% 2019                                                                                     4,775            4,932
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                            65               65
Fannie Mae 8.00% 2024                                                                                       565              614
Fannie Mae, Series 2001-4, Class GA, 10.231% 2025(2)                                                        324              364
Fannie Mae, Series 2001-4, Class NA, 11.809% 2025(2)                                                        966            1,124
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026(3)                                                       8,712            9,583
Fannie Mae 7.00% 2026                                                                                       267              285
Fannie Mae 8.50% 2027                                                                                       209              230
Fannie Mae 8.50% 2027                                                                                       149              164
Fannie Mae 7.00% 2028                                                                                       283              301
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                         1,630            1,767
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                         1,059            1,149
Fannie Mae 7.50% 2029                                                                                        96              104
Fannie Mae 7.50% 2029                                                                                        86               92
Fannie Mae 6.50% 2031                                                                                       383              402
Fannie Mae 6.50% 2031                                                                                       322              338
Fannie Mae 6.50% 2031                                                                                       286              300
Fannie Mae 6.50% 2031                                                                                       224              236
Fannie Mae 6.50% 2031                                                                                       191              201
Fannie Mae 6.50% 2031                                                                                       180              189
Fannie Mae 6.50% 2031                                                                                       121              127
Fannie Mae 7.00% 2031                                                                                       284              302
Fannie Mae 7.50% 2031                                                                                       567              609
Fannie Mae 7.50% 2031                                                                                       187              201
Fannie Mae 7.50% 2031                                                                                       111              119
Fannie Mae 7.50% 2031                                                                                        33               36
Fannie Mae, Series 2001-20, Class C, 11.991% 2031(2)                                                        674              798
Fannie Mae 6.50% 2032                                                                                     1,106            1,162
Fannie Mae 6.50% 2032                                                                                     1,001            1,051
Fannie Mae 6.50% 2032                                                                                       850              893
Fannie Mae 7.00% 2032                                                                                       921              978
Fannie Mae 7.00% 2032                                                                                       162              172
Fannie Mae 4.203% 2033(2)                                                                                 5,364            5,425
Fannie Mae 6.00% 2034                                                                                    31,610           32,687
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                         1,120            1,212
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                        1,165            1,242
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                          1,142            1,220
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                            215              233
Government National Mortgage Assn. 9.50% 2009                                                               468              506
Government National Mortgage Assn. 6.00% 2013                                                             1,037            1,099
Government National Mortgage Assn. 6.00% 2014                                                               954            1,009
Government National Mortgage Assn. 6.00% 2016                                                               677              714
Government National Mortgage Assn., Series 2004-84, Class A, 3.51% 2017                                   1,000            1,000
Government National Mortgage Assn. 5.50% 2017                                                               626              653
Government National Mortgage Assn. 8.00% 2017                                                               160              175
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                    841              868
Government National Mortgage Assn. 9.50% 2020                                                               255              285
Government National Mortgage Assn. 8.50% 2021                                                               231              256
Government National Mortgage Assn. 7.50% 2022                                                               109              118
Government National Mortgage Assn. 7.50% 2022                                                                53               57
Government National Mortgage Assn. 8.50% 2022                                                               133              147
Government National Mortgage Assn. 8.50% 2022                                                                54               60
Government National Mortgage Assn. 8.50% 2022                                                                53               58
Government National Mortgage Assn. 8.50% 2022                                                                35               39
Government National Mortgage Assn. 8.50% 2022                                                                35               38
Government National Mortgage Assn. 7.00% 2023                                                               492              526
Government National Mortgage Assn. 7.50% 2023                                                                42               46
Government National Mortgage Assn. 8.00% 2023                                                               559              611
Government National Mortgage Assn. 8.00% 2023                                                               181              198
Government National Mortgage Assn. 8.50% 2023                                                               216              238
Government National Mortgage Assn. 7.00% 2024                                                               254              271
Government National Mortgage Assn. 7.00% 2024                                                               229              245
Government National Mortgage Assn. 7.50% 2024                                                               138              150
Government National Mortgage Assn. 7.50% 2024                                                                49               54
Government National Mortgage Assn. 7.00% 2025                                                               853              911
Government National Mortgage Assn. 7.00% 2025                                                               241              257
Government National Mortgage Assn. 7.00% 2026                                                                37               40
Government National Mortgage Assn. 7.50% 2027                                                                31               34
Government National Mortgage Assn. 8.00% 2027                                                               145              160
Government National Mortgage Assn. 6.00% 2028                                                             2,163            2,256
Government National Mortgage Assn. 7.00% 2028                                                               178              191
Government National Mortgage Assn. 7.50% 2028                                                               323              350
Government National Mortgage Assn. 7.00% 2029                                                               159              170
Government National Mortgage Assn. 7.00% 2029                                                               148              158
Government National Mortgage Assn. 7.50% 2029                                                                47               51
Government National Mortgage Assn. 8.00% 2030                                                               190              208
Government National Mortgage Assn. 8.00% 2030                                                               179              196
Government National Mortgage Assn. 8.00% 2030                                                                56               62
Government National Mortgage Assn. 8.00% 2030                                                                31               34
Government National Mortgage Assn. 8.00% 2030                                                                17               19
Government National Mortgage Assn. 8.00% 2030                                                                 1                1
Government National Mortgage Assn. 7.00% 2031                                                               186              199
Government National Mortgage Assn. 7.00% 2031                                                                16               17
Government National Mortgage Assn. 7.50% 2031                                                                92               99
Government National Mortgage Assn. 7.50% 2031                                                                65               70
Government National Mortgage Assn. 7.50% 2031                                                                53               57
Government National Mortgage Assn. 7.50% 2032                                                                60               65
Government National Mortgage Assn. 6.00% 2033(3)                                                         15,163           15,747
Government National Mortgage Assn. 6.00% 2033                                                            14,019           14,559
Government National Mortgage Assn. 5.00% 2034                                                             2,000            1,992
Government National Mortgage Assn. 5.00% 2034                                                             1,750            1,743
Government National Mortgage Assn. 6.00% 2034                                                             4,500            4,663
Freddie Mac 7.20% 2006                                                                                    4,920            5,290
Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                         430              422
Freddie Mac 7.00% 2008                                                                                      178              189
Freddie Mac 8.25% 2008                                                                                      225              236
Freddie Mac 8.25% 2008                                                                                       43               45
Freddie Mac 8.25% 2009                                                                                       95               99
Freddie Mac 8.00% 2012                                                                                       82               87
Freddie Mac 6.00% 2014                                                                                      179              188
Freddie Mac 7.00% 2015                                                                                      177              188
Freddie Mac 8.00% 2017                                                                                      264              285
Freddie Mac 8.50% 2018                                                                                       39               41
Freddie Mac 11.00% 2018                                                                                     111              127
Freddie Mac, Series 1567, Class A, 2.213% 2023(2)                                                           737              712
Freddie Mac 8.50% 2027                                                                                       86               93
Freddie Mac 6.00% 2029                                                                                      178              184
Freddie Mac 6.00% 2029                                                                                      167              173
Freddie Mac 9.00% 2030                                                                                      557              614
Freddie Mac 4.093% 2033(2)                                                                                  462              465
Freddie Mac: 6.00% 2034                                                                                  12,000           12,392
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                              3                3
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
   4.348% 2033(2)                                                                                         1,366            1,369
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00%
   2033                                                                                                     893              937
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935%
   2034                                                                                                   1,750            1,807
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00%
   2034                                                                                                   1,287            1,319
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103%
   2036                                                                                                   1,500            1,617
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637%
   2037                                                                                                   1,982            2,029
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26%
   2040                                                                                                     652              665
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.438% 2016(2),(4)                             1,680            1,683
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-1, 6.01% 2030                                      852              872
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                    6,480            7,071
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
   3.842% 2033(2)                                                                                         1,287            1,273
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03%
   2033(2)                                                                                                1,299            1,297
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
   4.367% 2033(2)                                                                                         2,202            2,210
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6,
   4.509% 2033(2)                                                                                           413              416
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A,
   4.229% 2034(2)                                                                                           955              943
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                          3,250            3,553
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543%
   2032                                                                                                   1,129            1,228
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656%
   2032                                                                                                     656              659
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.528% 2027(2),(4)                           1,134            1,226
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.744% 2027(2),(4)                           1,657            1,786
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.879% 2028(2),(4)                             896              956
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(2)                               753              752
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
   2035                                                                                                   3,050            3,362
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                     3,070            3,214
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                           2,900            3,214
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2,
   Class A-1, 4.326% 2034                                                                                 1,319            1,338
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1,
   Class A-1, 3.972% 2039                                                                                 1,429            1,428
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869%
   2029                                                                                                   1,491            1,608
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                          1,017            1,053
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.99% 2040(2),(4)                                2,752            2,642
Banc of America Mortgage Securities Trust, Series 2003-F, Class 1-A-1, 2.969%
   2033(2)                                                                                                1,037            1,034
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35%
   2033(2)                                                                                                1,132            1,137
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.157% 2033(2)                                       1,263            1,261
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.439% 2034(2)                                        793              790
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1,
   6.34% 2030                                                                                               694              728
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1,
   6.08% 2035                                                                                             1,178            1,251
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.50% 2033(2)                             1,117            1,106
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.793% 2033(2)                                  840              835
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031                                    1,250            1,360
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                      500              552
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16%
   2035                                                                                                   1,500            1,634
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                                    918              975
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                     500              588
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,
   5.585% 2034                                                                                            1,277            1,353
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67%
   2034(2)                                                                                                1,054            1,045
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(4)                                      854              883
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                                     730              738
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15%
   2033(2)                                                                                                  597              597
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                 521              555
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A-1, 5.80% 2030                                 216              218
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A-1, 6.23% 2031                                  65               66
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                                  130              129
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                               98               99
                                                                                                                         229,165

U.S. TREASURY NOTES & BONDS -- 32.65%
U.S. Treasury Obligations 1.625% 2005                                                                    15,500           15,406
U.S. Treasury Obligations 5.75% 2005                                                                     20,500           21,291
U.S. Treasury Obligations 6.875% 2006                                                                     3,000            3,211
U.S. Treasury Obligations 7.00% 2006                                                                      2,250            2,425
U.S. Treasury Obligations 3.25% 2007                                                                     18,600           18,809
U.S. Treasury Obligations 3.375% 2007(5)                                                                 11,656           12,450
U.S. Treasury Obligations 4.375% 2007                                                                     3,875            4,030
U.S. Treasury Obligations 6.25% 2007                                                                      3,900            4,215
U.S. Treasury Obligations 6.625% 2007                                                                     5,750            6,306
U.S. Treasury Obligations 3.625% 2008(5)                                                                  4,983            5,460
U.S. Treasury Obligations 5.625% 2008                                                                     8,500            9,248
U.S. Treasury Obligations 5.75% 2010                                                                     11,100           12,378
U.S. Treasury Obligations 5.00% 2011(3)                                                                   6,525            7,013
U.S. Treasury Obligations 4.25% 2013                                                                      4,250            4,314
U.S. Treasury Obligations 9.250% 2016                                                                     1,500            2,160
U.S. Treasury Obligations 8.875% 2017                                                                     3,690            5,266
U.S. Treasury Obligations 8.125% 2019                                                                     8,025           10,989
U.S. Treasury Obligations 8.875% 2019                                                                     5,595            8,084
U.S. Treasury Obligations Principal Strip 0% 2019                                                         8,635            4,249
U.S. Treasury Obligations 7.875% 2021                                                                     2,000            2,706
U.S. Treasury Obligations 6.875% 2025                                                                    15,875           19,933
U.S. Treasury Obligations 5.25% 2029                                                                     22,725           23,655
                                                                                                                         203,598

FEDERAL AGENCY OBLIGATIONS -- 12.95%
Fannie Mae 4.25% 2007                                                                                  $  2,125         $  2,189
Fannie Mae 6.00% 2008(3)                                                                                  7,000            7,618
Fannie Mae 6.625% 2009                                                                                    7,500            8,460
Fannie Mae 6.25% 2029                                                                                     3,880            4,346
Fannie Mae 7.25% 2030                                                                                     4,850            6,088
Freddie Mac 1.50% 2005                                                                                    2,000            1,987
Freddie Mac 3.50% 2007                                                                                    2,250            2,274
Freddie Mac 6.625% 2009                                                                                  13,000           14,682
Freddie Mac 6.75% 2031                                                                                      250              298
Small Business Administration, Series 2001-20K, 5.34% 2021(1)                                             1,388            1,453
Small Business Administration, Series 2001-20J, 5.76% 2021(1)                                             1,022            1,084
Small Business Administration, Series 2001-20F, 6.44% 2021(1)                                             4,397            4,780
Small Business Administration, Series 2001-20G, 6.625% 2021(1)                                            1,264            1,383
Small Business Administration, Series 2002-20J, 4.75% 2022(1)                                             2,366            2,397
Small Business Administration, Series 2002-20K, 5.08% 2022(1)                                             1,222            1,256
Small Business Administration, Series 2002-20C, 6.07% 2022(1)                                             1,096            1,176
Small Business Administration, Series 2003-20B, 4.84% 2023(1)                                             3,507            3,559
Federal Home Loan Bank 3.75% 2007(3)                                                                      9,710            9,900
Federal Home Loan Bank 4.50% 2012                                                                         2,500            2,516
United States Government Guaranteed Ship Financing Obligations, Rowan Companies,
   Inc. (Title XI) 5.88% 2012(1)                                                                          3,070            3,316
                                                                                                                          80,762

ASSET BACKED(1) -- 11.45%
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                           3,250            3,288
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                           3,000            2,969
World Omni Auto Receivables Trust 2002-A, Class A-4, 4.05% 2009                                           6,000            6,094
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41%
   2007(4)                                                                                                1,500            1,497
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09%
   2008(4)                                                                                                1,500            1,525
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured, 4.14%
   2010(4)                                                                                                1,000            1,017
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998,
   Class A-5, 5.44% 2007                                                                                    466              472
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998,
   Class A-6, 5.63% 2009                                                                                  2,825            2,958
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006(4)                              2,950            2,978
Peco Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                        2,800            2,951
Banco Itau SA, Series 2002-2, XLCA insured, 2.73% 2006(2),(4)                                             1,600            1,592
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(2),(4)                                               1,300            1,290
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA
   insured, 3.175% 2006                                                                                     633              635
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA
   insured,  2.841% 2010(2)                                                                               2,000            1,988
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                       2,000            2,033
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                         400              411
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A,
   4.82% 2010(4)                                                                                          2,250            2,331
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                            2,250            2,218
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995%
   2010(4)                                                                                                2,000            2,017
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                              667              694
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                           1,263            1,313
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                               2,000            2,000
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                                1,835            1,965
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                          1,875            1,899
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89%
   2009(4)                                                                                                  820              815
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50%
   2009(4)                                                                                                  498              502
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52%
   2009(4)                                                                                                  389              389
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                              1,550            1,693
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                   1,500            1,539
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(4)                            1,375            1,503
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                   1,350            1,379
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 2.31% 2030(2)                            1,250            1,262
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC
   insured, 4.767% 2032                                                                                   1,250            1,248
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                               1,235            1,235
SeaWest Securitization LLC, Series 2003-A, Class A-2, XLCA insured, 2.84%
   2009(4)                                                                                                1,222            1,225
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.41% 2009(2)                               1,134            1,142
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class
   A-7, 7.57% 2027                                                                                        1,138            1,137
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                           1,000            1,015
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
   3.55% 2009                                                                                             1,000            1,009
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class AI-5, 4.89%
   2034                                                                                                   1,000            1,002
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(4)                                        801              805
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2034                                                       750              747
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007(4)                                 727              727
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                               578              592
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
   2.62% 2007                                                                                               471              473
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                                   438              438
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29%
   2009(4)                                                                                                  416              413
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022(4)                              357              352
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL, 2.538%
   2012(2),(4)                                                                                              273              274
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA
   insured, 6.91% 2005(4)                                                                                   192              192
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
   insured, 7.33% 2006(4)                                                                                   180              180
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                                       18               18
                                                                                                                          71,441

INDUSTRIALS -- 1.08%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664%
   2013(1),(4)                                                                                            2,790            3,101
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
   5.70% 2023(1),(4)                                                                                      1,747            1,822
General Electric Capital Corp., Series A, 6.75% 2032                                                      1,550            1,790
                                                                                                                           6,713

NON-US GOVERNMENT OBLIGATIONS -- 0.52%
KfW International Finance Inc. 2.50% 2005                                                                 1,250            1,249
KfW 3.25% 2007                                                                                            2,000            2,015
                                                                                                                           3,264

UTILITIES -- 0.26%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008(4)                                           1,500            1,624


TOTAL BONDS AND NOTES (cost: $581,031,000)                                                                               596,567


SHORT-TERM SECURITIES  -- 12.73%

Procter & Gamble Co. 1.52%-1.75% due 10/25-11/16/2004(4)                                                 12,200           12,180
Wal-Mart Stores Inc. 1.61% due 11/2/2004(4)                                                              10,700           10,684
CAFCO, LLC 1.75% due 10/20/2004(3),(4)                                                                   10,000            9,990
DuPont (E.I.) de Nemours & Co. 1.56%-1.58% due 10/19-11/3/2004                                            9,500            9,488
Three Pillars Funding, LLC 1.75% due 10/14/2004(4)                                                        8,900            8,894
Coca-Cola Co. 1.54% due 10/15/2004                                                                        7,500            7,495
FCAR Owner Trust I 1.64% due 11/17/2004(3)                                                                6,000            5,986
Ranger Funding Co. LLC 1.78% due 10/22/2004(4)                                                            5,900            5,894
J.P. Morgan Chase & Co. 1.57% due 10/20/2004                                                              4,800            4,796
Clipper Receivables Co., LLC 1.88% due 10/1/2004(4)                                                       3,950            3,950


TOTAL SHORT-TERM SECURITIES (cost: $79,359,000)                                                                        $  79,357


TOTAL INVESTMENT SECURITIES (cost: $660,390,000)                                                                         675,924
Other assets less liabilities                                                                                            (52,294)

NET ASSETS                                                                                                              $623,630

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $88,939,000, which represented 14.26% of the net assets of the fund.
(5) Index-linked bond whose principal amount moves with a government retail price index.


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                 $  16,441
Gross unrealized depreciation on investment securities                                                                      (907)
Net unrealized appreciation on investment securities                                                                      15,534
Cost of investment securities for federal income tax purposes                                                            660,390



CASH MANAGEMENT FUND
Investment portfolio
September 30, 2004                                                  (unaudited)

                                                                                               Principal amount     Market value
SHORT-TERM SECURITIES -- 99.87%                                                                           (000)            (000)

CORPORATE SHORT-TERM NOTES -- 85.89%
American General Finance Corp. 1.71% due 11/10/2004                                                    $  8,900         $  8,883
Pfizer Inc 1.53%-1.58% due 10/6-10/25/2004(1)                                                             8,200            8,197
Coca-Cola Co. 1.52%-1.60% due 10/8-11/8/2004                                                              8,100            8,088
Clipper Receivables Company, LLC 1.61% due 10/8/2004(1)                                                   8,000            7,997
Colgate-Palmolive Co. 1.73% due 10/12/2004(1)                                                             8,000            7,995
PepsiCo Inc. 1.73% due 10/25/2004(1)                                                                      8,000            7,990
Wal-Mart Stores Inc. 1.74% due 10/26/2004(1)                                                              8,000            7,990
Procter & Gamble Co. 1.73%-1.74% due 11/1-11/4/2004(1)                                                    8,000            7,987
ING (U.S.) Funding LLC 1.695% due 11/8/2004                                                               8,000            7,985
FCAR Owner Trust I 1.72% due 11/9/2004                                                                    8,000            7,984
Exxon Project Investment Corp. 1.65% due 10/28/2004(1)                                                    7,500            7,490
Ranger Funding Company LLC 1.68% due 10/13/2004(1)                                                        7,400            7,396
Three Pillars Funding, LLC 1.61% due 10/1/2004(1)                                                         7,000            7,000
American Honda Finance Corp. 1.52% due 10/4/2004                                                          7,000            6,999
DaimlerChrysler Revolving Auto Conduit LLC 1.66% due 10/5/2004                                            7,000            6,998
Kimberly-Clark Worldwide Inc. 1.73% due 10/28/2004(1)                                                     7,000            6,991
Harvard University 1.66% due 11/15/2004                                                                   7,000            6,984
Anheuser-Busch Cos. Inc. 1.65% due 10/18/2004(1)                                                          6,900            6,894
Netjets Inc. 1.75% due 11/12/2004(1)                                                                      6,500            6,486
KfW International Finance Inc. 1.65% due 10/12/2004(1)                                                    6,400            6,397
Private Export Funding Corp. 1.62% due 10/6/2004(1)                                                       6,200            6,198
Gannett Co. 1.73% due 10/20/2004(1)                                                                       6,000            5,994
Toyota Credit Puerto Rico 1.64% due 10/27/2004                                                            6,000            5,993
Amsterdam Funding Corp. 1.63% due 10/7/2004(1)                                                            5,500            5,498
Hewlett-Packard Co. 1.64% due 10/28/2004(1)                                                               5,200            5,193
Danske Corp. 1.61% due 10/29/2004                                                                         4,800            4,794
Minnesota Mining and Manufacturing Co. 1.71% due 10/25/2004                                               4,500            4,495
Dexia Delaware LLC 1.775% due 11/23/2004                                                                  4,400            4,388
CBA (Delaware) Finance Inc. 1.56% due 10/15/2004                                                          4,100            4,097
Hershey Foods Corp. 1.52% due 10/22/2004(1)                                                               4,000            3,996
IBM Credit Corp. 1.72% due 10/8/2004                                                                      3,800            3,799
Shell Finance (U.K.) PLC 1.76% due 11/16/2004                                                             3,200            3,193
Old Line Funding, LLC 1.62% due 10/25/2004(1)                                                             2,600            2,597
Lloyds TSB Bank PLC 1.65% due 10/22/2004                                                                  2,000            1,998

U.S. TREASURIES -- 8.86%
U.S. Treasury Bills 1.36%-1.575% due 10/14-11/18/2004                                                    22,000           21,969


                                                                                               Principal amount     Market value
SHORT-TERM SECURITIES -- 99.87%                                                                           (000)            (000)

FEDERAL AGENCY DISCOUNT NOTES -- 5.12%
Fannie Mae 1.67% due 11/5/2004                                                                           $6,000       $    5,990
Freddie Mac 1.61% due 10/26/2004                                                                          4,700            4,695
International Bank for Reconstruction and Development 1.76% due 12/2/2004                                 2,000            1,994

TOTAL INVESTMENT SECURITIES (cost: $247,614,000)                                                                         247,612
Other assets less liabilities                                                                                                328

NET ASSETS                                                                                                              $247,940

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $126,286,000, which represented 50.93% of the net assets of the fund.

See Notes to Financial Statements




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                         AMERICAN FUNDS INSURANCE SERIES

                                      By /s/ James K. Dunton
                                     -------------------------------------------
                                      James K. Dunton, Chairman and PEO

                                      Date: November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                       By /s/ James K. Dunton
                                      ------------------------------------------
                                       James K. Dunton, Chairman and PEO

                                       Date: November 26, 2004



                                       By /s/ David A. Pritchett
                                      ------------------------------------------
                                       David A. Pritchett, Treasurer and PFO

                                       Date: November 26, 2004